     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 28, 2002

                                                            FILE NO. 333-85415
                                                            FILE NO. 811-9555
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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                       POST EFFECTIVE AMENDMENT NO. 9 /X/
                       ----------------------------------

                                       and

                        REGISTRATION STATEMENT UNDER THE
                             INVESTMENT ACT OF 1940
                              AMENDMENT NO. 11 /X/
                              --------------------

                         COMMONFUND INSTITUTIONAL FUNDS
               (Exact Name of Registrant as Specified in Charter)

                          THE CORPORATION TRUST COMPANY
                               1209 ORANGE STREET
                WILMINGTON, DELAWARE 19801, COUNTY OF NEW CASTLE
                     (Name and Address of Agent for Service)

                                   Copies to:


     ARTHUR GARDINER, ESQUIRE                  THOMAS S. HARMAN, ESQUIRE
         8 Sargent Street                     Morgan, Lewis & Bockius LLP
         Hanover, NH 03755                   1111 Pennsylvania Avenue N.W.
                                                Washington, D.C. 20004


--------------------------------------------------------------------------------
It is proposed that this filing become effective (check appropriate box):


[ ]  On July 22, 2002 pursuant to paragraph (b)(1)(iii)
[ ]  On [date] pursuant to paragraph (a)(1)
[X]  On September 1, 2002 pursuant to paragraph (b) of Rule 485
[ ]  75 days after filing pursuant to paragraph (a)(2)
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COMMONFUND INSTITUTIONAL FUNDS


PROSPECTUS
September 1, 2002


                                                              [Common Fund LOGO]

                         -------------------------------------------------------
                         CIF INFLATION-INDEXED BOND FUND
                         CIF SHORT DURATION FUND
                         CIF LOW DURATION BOND FUND
                         CIF CORE PLUS BOND FUND

                         INVESTMENT MANAGER
                         Commonfund Asset Management Company, Inc.

                         DISTRIBUTOR
                         Commonfund Securities, Inc.


                         The Securities and Exchange Commission has not approved or disapproved the Funds' shares or determined whether this prospectus is accurate or complete. It is a crime for anyone to tell you otherwise.

COMMONFUND INSTITUTIONAL FUNDS


Commonfund Institutional Funds (the "Company") is a no-load, open-end management investment company that seeks to improve the net investment returns of its shareholders by making available to them a series of investment funds, each with its own investment objectives and policies. The investment funds are sold primarily to institutional investors, including colleges, universities, private secondary schools, hospitals, foundations, pension funds, museums, libraries, performing arts groups and centers, public secondary school districts, charitable service organizations and others. The investment funds are not available to individuals, except current and former directors, officers and employees of Commonfund Asset Management Company, Inc. (the "Investment Manager"), its affiliates, consultants, and members of Commonfund advisory groups ("Eligible Individuals").


HOW TO READ THIS PROSPECTUS


The Company offers a number of separate investment portfolios (each a "Fund" and, collectively, the "Funds"). Each Fund has its own investment goals and strategies. This prospectus gives you important information about the CIF Inflation-Indexed Bond, CIF Short Duration, CIF Low Duration Bond and CIF Core Plus Bond Funds that you should know before investing. This prospectus has been arranged into different sections so that you can easily review this important information. Please read this prospectus and keep it for future reference.


THE FIXED INCOME FUNDS

Fixed income funds are subject to the risks of investing in bonds and other fixed income securities. The prices of bonds and other fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in the actual or perceived creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and vice versa. Also, longer term securities are generally more volatile, so the average maturity or duration of these securities affects risk. Fixed income funds offer shares and accept redemptions every day at current net asset value and they generally do not hold securities until maturity. Gains and losses from price fluctuations in fixed income securities can affect investment returns. Some of these gains and losses could be avoided by purchasing fixed income securities directly and holding them until maturity. Lower rated securities are also more volatile, since the prospects for repayment of principal and interest are more speculative. Moreover, fixed income funds may substantially underperform funds that invest primarily in other asset classes, including equity-oriented funds.

CIF Inflation-Indexed Bond Fund.............................................3
CIF Short Duration Fund.....................................................7
CIF Low Duration Bond Fund.................................................11
CIF Core Plus Bond Fund....................................................16
Investment Manager.........................................................21
Investment Sub-Advisers and Portfolio Managers.............................22
Purchasing and Redeeming Fund Shares.......................................24
Distribution of Fund Shares................................................26
Dividends, Distributions and Taxes.........................................26
Financial Highlights ......................................................28

To obtain more information about the Company please refer to the Back Cover of the Prospectus.

CIF INFLATION-INDEXED BOND FUND

INVESTMENT GOAL

Maximize real return to the extent consistent with preservation of capital and liquidity

INVESTMENT FOCUS

A portfolio of U.S. Treasury Indexed Securities of varying maturities

PRINCIPAL INVESTMENT STRATEGY


The CIF Inflation-Indexed Bond Fund invests primarily in U.S. Treasury Inflation Indexed Securities. Inflation-indexed securities are fixed income securities that are structured to provide protection against inflation. The value of a bond's principal or the interest paid on the bond is adjusted to track changes in the U.S. Consumer Price Index. Up to 20% of the Fund may be invested in investment grade securities that are not indexed to inflation. Investment grade securities are those rated in one of the four highest categories at the time of investment, or determined by the Sub-Adviser to be of equivalent quality. The benchmark for the Fund is the Lehman Brothers U.S. TIPS Index. The Fund will normally maintain effective duration within (+/-) 1.5 years of the Lehman Brothers U.S. TIPS Index.


Under normal circumstances, at least 80% of the net assets of the Fund will be invested in fixed income securities linked to inflation.


The Investment Manager allocates the Fund's assets among one or more selected Sub-Advisers, who in turn manage the assets on a day-to-day basis, subject to oversight by the Investment Manager. Western Asset Management Company ("WAMCO") serves as Sub-Adviser to the Fund. The Sub-Adviser selects investments for the Fund based on its own investment style and strategy. WAMCO applies a value-oriented approach to managing assets for the Fund, with an emphasis on multiple strategies, including duration, term structure and sector allocation. WAMCO implements its strategy through an assessment of real interest rates, expected inflation rates and the relative volatility of real yield to nominal yields.

The Sub-Adviser seeks to achieve the Fund's objectives on a total return basis and will not limit transactions to avoid tax consequences. The Fund's portfolio turnover rate may be higher as a result. Higher portfolio turnover will result in higher transaction costs, and shareholders subject to tax may be required to recognize more taxable gain than if the Fund were managed to limit its portfolio turnover.


OTHER INVESTMENTS


The Fund also may invest in other securities, use other strategies and engage in other investment practices, which are not principal investments and/or strategies. These other investments and strategies, as well as those described in this prospectus, are described in greater detail in the Fund's Statement of Additional Information ("SAI").


During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, repurchase agreements and short-term obligations. When so invested, the Fund may not achieve its investment objective.

PRINCIPAL RISKS


The value of an investment in the Fund is based on the market value of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers, including governments. These price movements, sometimes called volatility, may be larger or smaller depending on the types of securities the Fund owns and the markets in which they trade. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. The prices of fixed income securities also may fluctuate in response to changes in credit risk. Prices of longer-term securities are generally more volatile, so the average maturity of the Fund's portfolio affects risk.

The Investment Manager's allocation of Fund assets to the Sub-Adviser and the Sub-Adviser's judgments about the markets, the economy and/or companies may not anticipate actual market movements, economic conditions or company performance, and may affect the Fund's return. In fact, you can lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any other government agency.


RISKS OF HOLDING CERTAIN SECURITIES


U.S. Government Securities. U.S. Government securities are considered to be those with the least credit risk, but U.S. Government securities are subject to price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources, and are subject to slightly greater credit risks.


Inflation-Indexed Securities. The value of inflation-indexed bonds generally will fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. As a result, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. In contrast, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds.

Asset-Backed Securities. Asset-backed securities are fixed income securities representing an interest in a pool of loans or receivables of an entity, such as a bank or credit card company. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. Prepayments on underlying assets generally alter the cash flow from asset-backed securities and as a result, the Fund may have to reinvest prepaid amounts in securities paying lower interest rates. It may not be possible to predict with certainty the actual maturity date or average life of an asset-backed security and, therefore, to assess the volatility risk of the Fund.

Mortgage-Backed Securities. Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently than other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. Declining interest rates tend to encourage the prepayment of mortgage-backed securities. As a result, the Fund may have to reinvest prepaid amounts in securities paying lower interest rates. It may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security and, therefore, to assess the volatility risk of the Fund.


Corporate Securities. Corporate securities are fixed income securities issued by private businesses. Corporate securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers. Corporate securities are subject to the risk that the issuer of a corporate security may not be able to pay interest or, ultimately, to repay principal upon maturity. Interruptions of these payments could adversely affect the market value of the corporate security. In addition, due to lack of uniformly available information about issuers or differences in the issuers sensitivity to changing economic conditions, it may be difficult to measure the credit risk of corporate securities.

PERFORMANCE INFORMATION


The bar chart and the total return table provide some indication of the risks of investing in the Fund. Past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund for each calendar year since inception. The total return table shows how the average annual total returns for the Fund for different periods compare to those of the Lehman Brothers U.S. TIPS Index.

               --------------------------------------------------
               |       2001           |          7.88%           |
               --------------------------------------------------

For the period shown in the bar chart, the highest return in any calendar quarter was 4.52% (3/31/01) and the lowest quarterly return was -0.74% (12/31/01). The Fund's total return from January 1, 2002 to June 30, 2002 was 7.03%.

FOR THE PERIODS ENDED DECEMBER 31, 2001




                                                                 AVERAGE ANNUAL TOTAL RETURN
                                                            1 YEAR         SINCE INCEPTION (1/2/01)
CIF Inflation-Indexed Bond Fund
  Before taxes on distributions                              7.88%              7.88%
  After taxes on distributions*                              4.54%              4.54%
  After taxes on distributions and sale of shares*           4.78%              4.78%
Lehman Brothers U.S. TIPS Index**                            7.89%              7.89%***



* After tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. AFTER-TAX RETURNS DO NOT APPLY TO NON-TAXABLE INVESTORS OR SHARES HELD IN AN IRA, 401(k) OR OTHER TAX-DEFERRED ACCOUNT.

** An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. An index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the index's performance. The Lehman Brothers U.S. TIPS Index is an unmanaged market index made up of U.S. Treasury Inflation Indexed Securities.

***  The inception date for the Index return is 12/31/00.

FUND FEES AND EXPENSES


This table describes the Fund's fees and expenses that you will pay if you buy and hold shares of the Fund.


ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)


     Investment Advisory Fees*................................    0.35%
     Distribution (12b-1) Fees................................    None
     Other Expenses...........................................    0.11%
     TOTAL ANNUAL FUND OPERATING EXPENSES.....................    0.46%
     Fee waivers and expense reimbursements...................    0.01%
     NET ANNUAL FUND OPERATING EXPENSES.......................    0.45%**

--------------------------------------------------------------------------------
* The Investment Advisory Fees vary with Fund performance. The total advisory fee payable by the Fund will be 0.25% (25 basis points) per annum of average daily net assets under management if the return on the Fund is 50 basis points above the Lehman Brothers U.S. TIPS Index for the prior 12 months ("fulcrum point"), and will vary upwards or downwards by an amount equal to 20% of any performance above or below the fulcrum point. In no event will the fee exceed 35 basis points or decline below 15 basis points.

** The Investment Manager has contractually agreed to waive its Advisory fees and/or reimburse expenses, so long as it serves as Investment Manager to the Fund, to the extent necessary to keep Other Expenses from exceeding 10 basis points of average daily net assets. This fee waiver and expense reimbursement agreement may be amended or terminated only with the consent of the Board of Directors, including a majority of the Directors who are not "interested persons" as defined under the Investment Company Act of 1940. For purposes of this table, Investment Advisory fees are assumed to be 35 basis points.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                         1 Year                    $46*
                         3 Years                  $144*
                         5 Years                  $252*
                         10 Years                 $567*
--------------------------------------------------------------------------------
* Expenses are calculated based on net annual fund operating expenses after the Investment Manager's fee waivers and expense reimbursements (0.45%). Expenses may vary from 0.25% to 0.45% of average net assets.

CIF SHORT DURATION FUND

INVESTMENT GOAL

Current interest income with some price appreciation, each consistent with liquidity and safety of principal

INVESTMENT FOCUS

A portfolio of U.S. Government securities and other high quality debt securities

PRINCIPAL INVESTMENT STRATEGY

The CIF Short Duration Fund invests primarily in a diversified portfolio of securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities, obligations of U.S. and foreign commercial banks, corporate debt securities, including commercial paper, and fully-collateralized repurchase agreements with highly rated counterparties. The fixed income securities acquired by the Fund may include mortgage-backed and asset-backed securities. The Fund will invest only in fixed income securities rated at the time of investment in one of the three highest rating categories by a major rating agency, or determined by a Sub-Adviser to be of equivalent quality. The benchmark for the Fund is the Merrill Lynch 3-Month U.S. Treasury Bill Index.


The Fund's investment strategies are designed to produce a total rate of return that exceeds the total return on 90 day U.S. Treasury bills. The Fund seeks to minimize fluctuations in net asset value by maintaining high credit quality standards and employing a relatively short effective duration. Duration is a measure of a security's price volatility, or risk, associated with changes in interest rates. The Fund's effective duration generally will not exceed one (1) year, and the maximum remaining maturity of any individual security will be five and one-half (5 1/2) years, except for certain mortgage-related and asset-backed securities.

The Investment Manager allocates the Fund's assets among selected Sub-Advisers, who in turn manage the Fund's assets on a day-to-day basis, subject to oversight by the Investment Manager. Wellington Management Company, LLP ("Wellington Management") and Western Asset Management Company ("WAMCO") serve as Sub-Advisers to the Fund. Each Sub-Adviser selects investments for its portion of the Fund based on its own investment style and strategy. Wellington Management's investment philosophy is to maximize total return while limiting the level of risk appropriate for the Fund by combining a top-down strategy, which directs portfolio structure including duration and sector weights, and a bottom-up securities selection process. WAMCO applies a team approach to portfolio management that revolves around their investment outlook, focusing on duration weighting, term structure position, sector and issue selection. While duration and yield curve structure decisions underlie WAMCO's investment process, the company concentrates primarily on sector and issue selection for adding value.

The Sub-Advisers seek to achieve the Fund's objectives on a total return basis and without regard to tax consequences. The Fund's portfolio turnover rate may be higher as a result. Higher portfolio turnover will result in higher transaction costs and shareholders subject to tax may be required to recognize more taxable gain than if the Fund were managed to limit its portfolio turnover.


OTHER INVESTMENTS


The Fund also may invest in other securities, use other strategies and engage in other investment practices, which are not principal investments and/or strategies. These investments and strategies, as well as those described in this prospectus, are described in greater detail in the Fund's Statement of Additional Information ("SAI").


During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, repurchase agreements and short-term obligations. When so invested, the Fund may not achieve its investment objective.

PRINCIPAL RISKS


The value of an investment in the Fund is based on the market value of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers, including governments. These price movements, sometimes called volatility, may be larger or smaller depending on the types of securities the Fund owns and the markets in which they trade. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. The price of fixed income securities also may fluctuate in response to changes in credit risk. Prices of longer-term securities are generally more volatile, so the average maturity of the Fund's portfolio affects risk.

The Investment Manager's allocation of Fund assets to the Sub-Advisers and the Sub-Advisers' judgments about the markets, the economy and/or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the Fund's return. In fact, you can lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any other government agency.


RISKS OF HOLDING CERTAIN SECURITIES


U.S. Government Securities. U.S. Government securities are considered to be those with the least credit risk, but U.S. Government securities are subject to price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources, and are subject to slightly greater credit risks.


Asset-Backed Securities. Asset-backed securities are fixed income securities representing an interest in a pool of loans or receivables of an entity, such as a bank or credit card company. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. Prepayments on underlying assets generally alter the cash flow from asset-backed securities and as a result, the Fund may have to reinvest prepaid amounts in securities paying lower interest rates. It may not be possible to predict with certainty the actual maturity date or average life of an asset-backed security and, therefore, to assess the volatility risk of the Fund.

Mortgage-Backed Securities. Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently than other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. Declining interest rates tend to encourage the prepayment of mortgage-backed securities. As a result, the Fund may have to reinvest prepaid amounts in securities paying lower interest rates. It may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security and, therefore, to assess the volatility risk of the Fund.


Corporate Securities. Corporate securities are fixed income securities issued by private businesses. Corporate securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers. Corporate securities are subject to the risk that the issuer of a corporate security may not be able to pay interest or, ultimately, to repay principal upon maturity. Interruptions of these payments could adversely affect the market value of the corporate security. In addition, due to lack of uniformly available information about issuers or differences in the issuers sensitivity to changing economic conditions, it may be difficult to measure the credit risk of corporate securities.

PERFORMANCE INFORMATION


The bar chart and the total return table provide some indication of the risks of investing in the Fund. Past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund for each calendar year since inception. The total return table shows how the average annual total returns for the Fund for different periods compare to those of the Merrill Lynch 3-Month U.S. Treasury Bill Index.

               --------------------------------------------------
               |          2001          |           5.17%        |
               --------------------------------------------------

For the period shown in the bar chart, the highest return in any calendar quarter was 1.73% (3/31/01) and the lowest quarterly return was 0.64% (12/31/01). The Fund's total return from January 1, 2002 to June 30, 2002 was 1.17%.

FOR THE PERIODS ENDED DECEMBER 31, 2001


                                                                AVERAGE ANNUAL TOTAL RETURN
                                                             1 YEAR         SINCE INCEPTION (5/1/00)

CIF Short Duration Fund
  Before taxes on distributions                              5.17%             5.86%
  After taxes on distributions*                              3.40%             3.75%
  After taxes on distributions and sale of shares*           3.13%             3.63%
Merrill Lynch 3-Month U.S. Treasury Bill Index **            4.44%             5.23%***

* After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. AFTER-TAX RETURNS DO NOT APPLY TO NON-TAXABLE INVESTORS OR SHARES HELD IN AN IRA, 401(k) OR OTHER TAX-DEFERRED ACCOUNT.

** An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. An index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the index's performance. The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged index of the current three-month Treasury bill that assumes reinvestment of all income.

***  The inception date for the Index return is 4/31/00.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you will pay if you buy and hold shares of the Fund.


ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)


     Investment Advisory Fees..................................      0.19%
     Distribution (12b-1) Fees.................................      None
     Other Expenses............................................      0.18%
     TOTAL ANNUAL FUND OPERATING EXPENSES......................      0.37%
     Fee waivers and expense  reimbursements...................      0.12%
     NET ANNUAL FUND OPERATING EXPENSES........................      0.25%*

--------------------------------------------------------------------------------
* The Investment Manager has contractually agreed to waive its Advisory fees and/or reimburse expenses, so long as it serves as Investment Manager to the Fund, to the extent necessary to keep total operating expenses from exceeding 0.25% of average daily net assets per year. This fee waiver and expense reimbursement agreement may be amended or terminated only with the consent of the Board of Directors, including a majority of the Directors who are not "interested persons" as defined under the Investment Company Act of 1940.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                         1 Year                    $26*
                         3 Years                   $80*
                         5 Years                  $141*
                         10 Years                 $318*

--------------------------------------------------------------------------------

* Expenses are calculated based on net annual fund operating expenses after the Investment Manager's fee waivers and expense reimbursements (0.25%).

CIF LOW DURATION BOND FUND

INVESTMENT GOAL

Preservation of capital with higher total return than is generally obtainable from money market instruments

INVESTMENT FOCUS

A diversified portfolio of investment grade bonds and other fixed income securities of varying maturities, while maintaining a portfolio duration between one and three years

PRINCIPAL INVESTMENT STRATEGY

The CIF Low Duration Bond Fund invests primarily in a diversified portfolio of dollar denominated investment grade bonds, including obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities, as well as corporate, asset-backed and mortgage-backed securities. Investment grade securities are those rated in one of the four highest categories at the time of investment, or determined by a Sub-Adviser to be of equivalent quality. The Fund may invest up to 20% of its assets in other fixed income securities, including non-dollar denominated securities and securities rated below investment grade at the time of purchase. The benchmark for the Fund is the Merrill Lynch 1-3 Year Treasury Index. The Fund will maintain an average portfolio duration of between one and three years.

Under normal circumstances, at least 80% of the net assets of the Fund will be invested in fixed income securities.


The Investment Manager allocates the Fund's assets among selected Sub-Advisers, who in turn manage the assets on a day-to-day basis subject to over-sight by the Investment Manager. Metropolitan West Asset Management ("MWAM") and Seix Investment Advisors ("SEIX") serve as Sub-Advisers to the Fund. Each Sub-Adviser selects investments for its portion of the Fund based on its own investment style and strategy. MWAM invests opportunistically in all fixed income sectors and adjusts portfolio duration based on its market views. SEIX manages the Fund's assets using a duration neutral, sector rotation approach coupled with bottom-up security selection. Each Sub-Adviser may use futures, options and other fixed income derivatives as part of its investment strategy.

The Sub-Advisers seek to achieve the Fund's objectives on a total return basis and will not limit transactions to avoid tax consequences. The Fund's portfolio turnover rate may be higher as a result. Higher portfolio turnover will result in higher transaction costs, and shareholders subject to tax may be required to recognize more taxable gain than if the Fund were managed to limit its portfolio turnover.


OTHER INVESTMENTS


The Fund also may invest in other securities, use other strategies and engage in other investment practices, which are not principal investments and/or strategies. These other investments and strategies, as well as those described in this prospectus, are described in greater detail in the Fund's Statement of Additional Information ("SAI").


During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, repurchase agreements and short-term obligations. When so invested, the Fund may not achieve its investment objective.

PRINCIPAL RISKS


The value of an investment in the Fund is based on the market value of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers, including governments. These price movements, sometimes called volatility, may be larger or smaller depending on the types of securities the Fund owns and the markets in which they trade. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. The price of fixed income securities also may fluctuate in response to changes in credit risk. Prices of longer-term securities are generally more volatile, so the average maturity of the Fund's portfolio affects risk.

The Investment Manager's allocation of Fund assets to the Sub-Advisers and the Sub-Advisers' judgments about the markets, the economy and/or companies may not anticipate actual market movements, economic conditions or company performance, and may affect the Fund's return. In fact, you can lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any other government agency.


RISKS OF HOLDING CERTAIN SECURITIES


U.S. Government Securities. U.S. Government securities are considered to be those with the least credit risk, but U.S. Government securities are subject to price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources, and are subject to slightly greater credit risks.


Asset-Backed Securities. Asset-backed securities are fixed income securities representing an interest in a pool of loans or receivables of an entity, such as a bank or credit card company. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. Prepayments on underlying assets generally alter the cash flow from asset-backed securities and as a result, the Fund may have to reinvest prepaid amounts in securities paying lower interest rates. It may not be possible to predict with certainty the actual maturity date or average life of an asset-backed security and, therefore, to assess the volatility risk of the Fund.

Mortgage-Backed Securities. Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently than other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. Declining interest rates tend to encourage the prepayment of mortgage-backed securities. As a result, the Fund may have to reinvest prepaid amounts in securities paying lower interest rates. It may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security and, therefore, to assess the volatility risk of the Fund.


Corporate Securities. Corporate securities are fixed income securities issued by private businesses. Corporate securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers. Corporate securities are subject to the risk that the issuer of a corporate security may not be able to pay interest or, ultimately, to repay principal upon maturity. Interruptions of these payments could adversely affect the market value of the corporate security. In addition, due to lack of uniformly available information about issuers or differences in the issuers sensitivity to changing economic conditions, it may be difficult to measure the credit risk of corporate securities.

High Yield Securities. High yield securities are fixed income securities that are rated below investment grade or are not rated, but are of equivalent quality. High yield securities range from those which the prospect of repayment of principal and interest is predominately speculative to those which are currently in default on principal and interest payments. Prices of high yield securities generally are more volatile than the prices of investment grade fixed income securities and issuers of high yield securities may be more susceptible than other issuers to economic downturns.

Foreign Securities. Investing in foreign countries entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, the Fund's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Fund's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Derivatives. Derivatives are instruments which derive their value from an underlying security, financial asset or an index. One category of derivatives ("Derivative Instruments") are instruments such as futures contracts, options, forward contracts, and swaps. Derivative Instruments are used to establish market positions without transacting in the securities by which their value is measured. Derivative Instruments often are used to adjust the risk characteristics of a portfolio of securities investments. A second category of derivatives ("Derivative Securities") are securities that carry rights to other securities, such as, for example, a security convertible into some other security. The primary risks of Derivative Instruments are that changes in the market value of securities held by the Fund, and of derivatives relating to those securities, may not be proportionate. There may not be a liquid market for the Fund to sell a derivative which could result in difficulty closing the position and certain derivatives can magnify the extent of losses incurred due to changes in market value of the securities to which they relate. In addition, some Derivative Instruments are subject to counterparty risk. While the use of derivatives may be advantageous to the Fund, if the Fund is not successful in employing them, the Fund's performance may be worse than if it did not make such investments. See the SAI for more about the risks of different types of derivatives.

PERFORMANCE INFORMATION


The bar chart and the total return table provide some indication of the risks of investing in the Fund. Past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund for each calendar year since inception. The total return table shows how the average annual total returns for the Fund for different periods compare to those of the Merrill Lynch 1-3 Year Treasury Index.

               --------------------------------------------------
               |        2001           |          7.47%          |
               --------------------------------------------------

For the period shown in the bar chart, the highest return in any calendar quarter was 2.80% (9/30/01) and the lowest quarterly return was 0.57% (12/31/01). The Fund's total return from January 1, 2002 to June 30, 2002 was 2.09%.

FOR THE PERIODS ENDED DECEMBER 31, 2001


                                                               AVERAGE ANNUAL TOTAL RETURN
                                                             1 YEAR       SINCE INCEPTION (1/2/01)
CIF Low Duration Bond Fund
  Before taxes on distributions                               7.47%             7.47%
  After taxes on distributions*                               4.82%             4.82%
  After taxes on distributions and sale of shares*            4.51%             4.51%
Merrill Lynch 1-3 Year Treasury Index**                       8.29%             8.29%***

--------------------------------------------------------------------------------
* After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. AFTER-TAX RETURNS DO NOT APPLY TO NON-TAXABLE INVESTORS OR SHARES HELD IN AN IRA, 401(k) OR OTHER TAX-DEFERRED ACCOUNT.

** An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. An index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the index's performance. The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index made up of U.S. Treasury issues with maturities from one to three years.

***  The inception date for the Index return is 12/31/00.

FUND FEES AND EXPENSES


This table describes the Fund's fees and expenses that you will pay if you buy and hold shares of the Fund.


ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)


     Investment Advisory Fees.................................     0.30%
     Distribution (12b-1) Fees................................     None
     Other Expenses...........................................     0.15%
     TOTAL ANNUAL FUND OPERATING EXPENSES.....................     0.45%
     Fee waivers and expense  reimbursements..................     0.05%
     NET ANNUAL FUND OPERATING EXPENSES.......................     0.40%*

--------------------------------------------------------------------------------
* The Investment Manager has contractually agreed to waive its Advisory fees and/or reimburse expenses, so long as it serves as Investment Manager to the Fund, to the extent necessary to keep total operating expenses from exceeding 0.40% of average daily net assets per year. This fee waiver and expense reimbursement agreement may be amended or terminated only with the consent of the Board of Directors, including a majority of the Directors who are not "interested persons" as defined under the Investment Company Act of 1940.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                           1 Year                    $41*
                           3 Years                  $128*
                           5 Years                  $224*
                           10 Years                 $505*

--------------------------------------------------------------------------------
* Expenses are calculated based on net annual fund operating expenses after the Investment Manager's fee waivers and expense reimbursements (0.40%).

CIF CORE PLUS BOND FUND

INVESTMENT GOAL

High current income and price appreciation

INVESTMENT FOCUS

A diversified portfolio of fixed income securities of varying maturities

PRINCIPAL INVESTMENT STRATEGY

The CIF Core Plus Bond Fund invests primarily in investment grade bonds and other fixed income securities in an attempt to outperform the broad U.S. bond market. Investment grade securities are those rated in one of the four highest categories at the time of investment, or determined by a Sub-Adviser to be of equivalent quality. The Fund also may invest up to 20% of its assets in securities rated below investment grade, but in one of the six highest rating categories, and up to 20% of its assets in non-dollar denominated securities. The Sub-Advisers may invest in certain derivatives and may use certain techniques, such as currency hedging in order to outperform the broad market. The benchmark for the Fund is the Lehman Brothers Aggregate Bond Index. The Fund will be managed to have a targeted duration within a band of (+/-) 20% around the duration of the benchmark.


The Fund seeks to achieve its investment objective by maintaining a core portfolio of securities that is aligned with the composition and duration of the Fund's benchmark index, which tracks the overall U.S. bond market. The Sub-Advisers then seek to add value by investing a portion of the Fund's assets in fixed income securities that are not represented in the benchmark and using investment techniques designed to overweight or underweight the Fund's portfolio relative to benchmark characteristics.

Under normal circumstances, at least 80% of the net assets of the Fund will be invested in fixed income securities.

The Investment Manager allocates the Fund's assets among selected Sub-Advisers, who in turn manage the Fund's assets on a day-to-day basis, subject to oversight by the Investment Manager. BlackRock Advisors, Inc. ("BlackRock"), Western Asset Management Company ("WAMCO") and Western Asset Management Company Limited ("WAMCO Limited") serve as Sub-Advisers to the Fund. Each Sub-Adviser selects investments for its portion of the Fund based on its own investment style and strategy. BlackRock applies a duration neutral, relative value sector rotation approach to their management process, coupled with strong risk control. WAMCO employs a top-down sector and duration management strategy, coupled with active security selection and trading. WAMCO Limited, subject to the supervision of WAMCO, employs a similar investment process to WAMCO, but focuses exclusively on non-U.S. dollar investments.

The Sub-Advisers seek to achieve the Fund's objectives on a total return basis and will not limit transactions to avoid tax consequences. The Fund's portfolio turnover rate may be higher as a result. Higher portfolio turnover will result in higher transaction costs, and shareholders subject to tax may be required to recognize more taxable gain than if the Fund were managed to limit its portfolio turnover.


OTHER INVESTMENTS


The Fund also may invest in other securities, use other strategies and engage in other investment practices, which are not principal investments and/or strategies. These other investments and strategies, as well as those described in this prospectus are described in greater detail in the Fund's Statement of Additional Information ("SAI").


During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, repurchase agreements and short-term obligations. When so invested, the Fund may not achieve its investment objective.

PRINCIPAL RISKS


The value of an investment in the Fund is based on the market value of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers, including governments. These price movements, sometimes called volatility, may be larger or smaller depending on the types of securities the Fund owns and the markets in which they trade. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. The price of fixed income securities also may fluctuate in response to changes in credit risk. Prices of longer-term securities are generally more volatile, so the average duration of the Fund's investment portfolio affects risk.

The Fund is permitted to invest in fixed income securities that are not included in the Fund's benchmark index. As a result, the Fund's duration, credit quality and price volatility may deviate from that of the index and there is an increased risk that the Fund may underperform the benchmark index.

The Investment Manager's allocation of Fund assets to the Sub-Advisers and the Sub-Advisers' judgments about the markets, the economy and/or companies may not anticipate actual market movements, economic conditions or company performance, and may affect the Fund's return. In fact, you can lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any other government agency.


RISKS OF HOLDING CERTAIN SECURITIES


U.S. Government Securities. U.S. Government securities are considered to be those with the least credit risk, but U.S. Government securities are subject to price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources, and are subject to slightly greater credit risks.


Asset-Backed Securities. Asset-backed securities are fixed income securities representing an interest in a pool of loans or receivables of an entity, such as a bank or credit card company. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. Prepayments on underlying assets generally alter the cash flow from asset-backed securities and as a result, the Fund may have to reinvest prepaid amounts in securities paying lower interest rates. It may not be possible to predict with certainty the actual maturity date or average life of an asset-backed security and, therefore, to assess the volatility risk of the Fund.

Mortgage-Backed Securities. Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently than other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. Declining interest rates tend to encourage the prepayment of mortgage-backed securities. As a result, the Fund may have to reinvest prepaid amounts in securities paying lower interest rates. It may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security and, therefore, to assess the volatility risk of the Fund.


Corporate Securities. Corporate securities are fixed income securities issued by private businesses. Corporate securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers. Corporate securities are subject to the risk that the issuer of a corporate security may not be able to pay interest or, ultimately, to repay principal upon maturity. Interruptions of these payments could adversely affect the market value of the corporate security. In addition, due to lack of uniformly available information about issuers or differences in the issuers sensitivity to changing economic conditions, it may be difficult to measure the credit risk of corporate securities.

High Yield Securities. High yield securities are fixed income securities that are rated below investment grade or are not rated, but are of equivalent quality. High yield securities range from those which the prospect of repayment of principal and interest is predominately speculative to those which are currently in default on principal and interest payments. Prices of high yield securities generally are more volatile than the prices of investment grade fixed income securities and issuers of high yield securities may be more susceptible than other issuers to economic downturns.

Foreign Securities. Investing in foreign countries entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, the Fund's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Fund's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Derivatives. Derivative Securities are securities which derive their value from an underlying security, financial asset or an index. One category of derivatives ("Derivative Instruments") are instruments such as futures contracts, options, forward contracts, and swaps. Derivative Instruments are used to establish market positions without transacting in the securities by which their value is measured. Derivative Instruments often are used to adjust the risk characteristics of a portfolio of securities investments. A second category of derivatives ("Derivative Securities") are securities that carry rights to other securities, such as, for example, a security convertible into some other security. The primary risks of Derivative Instruments are that changes in the market value of securities held by the Fund, and of derivatives relating to those securities, may not be proportionate. There may not be a liquid market for the Fund to sell a derivative which could result in difficulty closing the position and certain derivatives can magnify the extent of losses incurred due to changes in market value of the securities to which they relate. In addition, some Derivative Instruments are subject to counterparty risk. While the use of derivatives may be advantageous to the Fund, if the Fund is not successful in employing them, the Fund's performance may be worse than if it did not make such investments. See the SAI for more about the risks of derivatives.

PRIOR PERFORMANCE INFORMATION


The bar chart and the total return table provide some indication of the risks of investing in the Fund. Past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund for each calendar year since inception. The total return table shows how the average annual total returns for the Fund for different periods compare to those of the Lehman Brothers Aggregate Bond Index.

               --------------------------------------------------
               |          2001           |          6.96%        |
               --------------------------------------------------

For the period shown in the bar chart, the highest return in any calendar quarter was 3.95% (09/30/01) and the lowest quarterly return was 0.22% (06/30/01). The Fund's total return from January 1, 2002 to June 30, 2002 was 3.00%.

FOR THE PERIODS ENDED DECEMBER 31, 2001

                                                                 AVERAGE ANNUAL TOTAL RETURN
                                                             1 YEAR       SINCE INCEPTION (1/2/01)
CIF Core Plus Bond Fund
  Before taxes on distributions                              6.96%              6.96%
  After taxes on distributions*                              4.44%              4.44%
  After taxes on distributions and sale of shares*           4.21%              4.21%
Lehman Brothers Aggregate Bond Index**                       8.43%              8.43%***

* After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. AFTER-TAX RETURNS DO NOT APPLY TO NON-TAXABLE INVESTORS OR SHARES HELD IN AN IRA, 401(k) OR OTHER TAX-DEFERRED ACCOUNT.
** An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. An index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the index's performance. The Lehman Brothers Aggregate Bond Index is an unmanaged index composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.
***  The inception date for the Index return is 12/31/00.

FUND FEES AND EXPENSES


This table describes the Fund's fees and expenses that you will pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)

       Investment Advisory Fees.................................     0.35%
       Distribution (12b-1) Fees................................     None
       Other Expenses...........................................     0.15%
       TOTAL ANNUAL FUND OPERATING EXPENSES.....................     0.50%
       Fee waivers and expense  reimbursements..................     0.05%
       NET ANNUAL FUND OPERATING EXPENSES.......................     0.45%*

--------------------------------------------------------------------------------
* The Investment Manager has contractually agreed to waive its Advisory fees and/or reimburse expenses, so long as it serves as Investment Manager to the Fund, to the extent necessary to keep total operating expenses from exceeding 0.45% of average daily net assets per year. This fee waiver and expense reimbursement agreement may be amended or terminated only with the consent of the Board of Directors, including a majority of the Directors who are not "interested persons" as defined under the Investment Company Act of 1940.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                         1 Year                    $46*
                         3 Years                  $144*
                         5 Years                  $252*
                         10 Years                 $567*

--------------------------------------------------------------------------------
* Expenses are calculated based on net annual fund operating expenses after the Investment Manager's fee waivers and expense reimbursements (0.45%).

INVESTMENT MANAGER


Commonfund Asset Management Company, Inc. (the "Investment Manager"), located at 15 Old Danbury Road, Wilton, CT 06897-0812, is an indirect, wholly-owned subsidiary of The Common Fund for Nonprofit Organizations ("Commonfund"). Employees of the Investment Manager also are responsible for Commonfund's investment program, which is comprised of more than 34 funds with more than $23 billion in assets as of June 30, 2002, and is conducted in a "manager of managers" format. For the fiscal year ended April 30, 2002, each Fund paid the Investment Manager a management fee (after fee waivers), shown as a percentage of average net assets of the Fund, as follows:

          CIF Inflation-Indexed Bond Fund*                       0.14%
          CIF Short Duration Fund                                0.07%
          CIF Low Duration Bond Fund                             0.25%
          CIF Core Plus Bond Fund                                0.31%

* The Investment Advisory Fees vary with Fund performance. The total advisory fee payable by the Fund will be 0.25% (25 basis points) per annum of assets under management if the return on the Fund is 50 basis points above the Lehman U.S. TIPS Index for the prior 12 months ("fulcrum point"), and will vary upwards or downwards by an amount equal to 20% of any performance above or below the fulcrum point. In no event will the fee exceed 35 basis points or decline below 15 basis points.

The Investment Manager acts as a "manager of managers" for the Funds, and supervises adherence by the Sub-Advisers to each Fund's investment policies and guidelines. The Investment Manager can allocate and reallocate assets among Sub-Advisers and can also recommend the appointment of additional or replacement Sub-Advisers to the Company's Board of Directors. The Investment Manager and the Company have received an exemptive order from the Securities and Exchange Commission (the "SEC") that permits the Investment Manager to hire and terminate Sub-Advisers, subject to the approval of the Board of Directors, without shareholder approval. THE INVESTMENT MANAGER HAS ULTIMATE RESPONSIBILITY (SUBJECT TO OVERSIGHT BY THE BOARD OF DIRECTORS) FOR THE INVESTMENT PERFORMANCE OF THE FUNDS DUE TO ITS RESPONSIBILITY TO ALLOCATE ASSETS TO SUB-ADVISERS AND TO OVERSEE THE SUB-ADVISERS AND RECOMMEND THEIR HIRING, TERMINATION AND REPLACEMENT.

The Investment Manager employs a team to supervise the Sub-Advisers, which includes the following members:

MaryEllen Beaudreault, Senior Vice President and Head of the Fixed Income Team. Ms. Beaudreault assumed the position of Senior Vice President and Head of the Fixed Income Team as of August 1999. From July 1995 until July 1999 she served as Senior Vice President and Head of the Fixed Income Team for Commonfund. She is responsible for the oversight of all fixed income funds. Ms. Beaudreault has over 17 years of professional experience. Ms. Beaudreault received her B.S. from Central Connecticut State University.

Alec Rapaport, Managing Director. As a member of the Fixed Income Team, Mr. Rapaport helps manage the team and is a generalist across products, assisting in manager research and oversight for all fixed income funds. Prior to joining Commonfund in 2000, Mr. Rapaport was Director of Fixed Income and Currency Research at Evaluation Associates, an investment consulting firm. At Evaluation Associates, he was responsible for the oversight of domestic and global fixed income, emerging markets debt and current asset classes. Mr. Rapaport received his A.B. from Vassar College and his M.B.A. from New York University's Stern School of Business.

INVESTMENT SUB-ADVISERS AND PORTFOLIO MANAGERS

CIF INFLATION-INDEXED BOND FUND


o Western Asset Management Company ("WAMCO"), located at 117 East Colorado Blvd., Pasadena, CA 91105, provides investment advisory services to corporations, public funds and other institutional investors. Established in 1971, WAMCO had approximately $101.8 billion in assets under management as of June 30, 2002.

     Alan R. McClymonds serves as portfolio manager to the CIF Inflation-Indexed Bond Fund. Mr. McClymonds joined WAMCO in 1999. Prior to joining WAMCO, Mr. McClymonds was a Senior Vice President of Proprietary Trading at Nationsbank from 1996-1999, and a Director of Trading at CS First Boston from 1994-1996. Mr. McClymonds has 19 years of fixed income experience.


CIF SHORT DURATION FUND


o Wellington Management Company, LLP ("Wellington Management"), located at 75 State Street, Boston, MA 02109, provides investment advisory services to investment companies and other institutions. Established in 1928, Wellington Management had approximately $311 billion in assets under management as of June 30, 2002.

     John C. Keogh and Timothy E. Smith serve as portfolio managers to the CIF Short Duration Fund. Mr. Keogh is a Partner and Senior Vice President of Wellington Management, and has been with the firm since 1983. He has 23 years of investment experience. Mr. Smith is a Vice President of Wellington Management and has been with the firm since 1992. He has 17 years of investment experience.

o Western Asset Management Company ("WAMCO") serves as Sub-Adviser to the CIF Short Duration Fund. Information about WAMCO is included under the CIF Inflation-Indexed Bond Fund listed above.

     Stephen A. Walsh and Carl E. Eichstaedt serve as portfolio managers to the CIF Short Duration Fund. Mr. Walsh, is a Managing Director and has been with WAMCO since 1991. He has 21 years of professional experience. Mr. Eichstaedt has been with WAMCO since 1994. He has 15 years of investment experience.


CIF LOW DURATION BOND FUND


o Seix Investment Advisors ("SEIX"), located at 300 Tice Boulevard, Woodcliff Lake, NJ 07675, provides investment advisory services to corporations, public funds and other institutional investors. Established in 1992, SEIX had approximately $10.9 billion in assets under management as of June 30, 2002.


     An investment team provides investment advice to the CIF Low Duration Bond Fund.


o Metropolitan West Asset Management ("MWAM"), located at 11766 Wilshire Blvd., Suite 1580, Los Angeles, CA 90025, provides investment advisory services to individuals, investment companies and other institutions. Established in 1996, MWAM had $18.3 billion in assets under management as of June 30, 2002.

     Tad Rivelle, CIO, serves as portfolio manager to the CIF Low Duration Bond Fund. Prior to founding MWAM in 1996, he was a Principal and co-director of fixed income at Hotchkis and Wiley. Mr. Rivelle has 17 years of investment experience.


CIF CORE PLUS BOND FUND


o BlackRock Advisors, Inc. ("BlackRock"), located at 40 East 52nd Street, New York, NY 10022, provides investment advisory services to investment companies. Established in 1988, BlackRock had approximately $250 billion in assets under management as of June 30, 2002.


     Keith Anderson, Managing Director and Chief Investment Officer, serves as portfolio manager to the CIF Core Plus Bond Fund. He is co-head of the Fixed Income Operating Committee, chair of the Investment Strategy

     Group and a member of BlackRock's Management Committee. Prior to founding BlackRock in 1988, he was Vice President in Fixed Income Research at The First Boston Corporation.


o Western Asset Management Company ("WAMCO") serves as Sub-Adviser to the CIF Core Plus Bond Fund. Information about WAMCO is included under the CIF Inflation-Indexed Bond Fund listed above.

     S. Kenneth Leech, CIO, serves as portfolio manager to the CIF Core Plus Bond Fund. Mr. Leech has 25 years of investment experience, including 12 years with WAMCO.

o Western Asset Management Company Limited ("WAMCO Limited"), located at 155 Bishopsgate, London EC2M 3XG, provides advisory services to investment companies. Established in 1990, WAMCO Limited had approximately $12.1 billion in assets under management as of June 30, 2002.


     An investment team provides investment advice to CIF Core Plus Bond Fund.

PURCHASING AND REDEEMING FUND SHARES

This section tells you how to purchase and redeem shares of a Fund.

INVESTING IN THE COMMONFUND INSTITUTIONAL FUNDS -- A SUMMARY

In order to open a new account, you must complete and mail the New Account Application that you receive with this prospectus to:

      Commonfund Institutional Funds
      15 Old Danbury Road
      P.O. Box 812
      Wilton, CT 06897-0812

The minimum initial investment for each Fund is $1,000,000 for institutions (except for the CIF Short Duration Fund, which is $100,000) and $1,000 for Eligible Individuals. The minimum subsequent investment is $1,000, except that no minimum applies to reinvestments from dividends and distributions. The minimum initial investment may be waived by the Investment Manager.

Once you are a shareholder of the Commonfund Institutional Funds you can do the following:

By Telephone - Shareholders can purchase or redeem Fund shares by calling 1-888-TCF-FUND.

By Wire - Shareholders can purchase Fund shares by wire:

For the CIF Inflation-Indexed Bond, CIF Low Duration Bond and CIF Core Plus Bond Funds wire federal funds:

   Investors Bank & Trust Company
   ABA #011001438
   Account #020103345

Further Credit: Fund name, shareholder name and shareholder account number must be specified.

For the CIF Short Duration Fund wire federal funds or transfer funds through
ACH:

   Bancorp
   ABA #031101114
   Account #0011001338

Further Credit: TA2Bancorp, Fund name, shareholder name and shareholder account number must be specified.

Please call in advance to let us know that you intend to make an investment.

PURCHASING SHARES

WHEN CAN YOU PURCHASE SHARES?


You may purchase shares of a Fund on any day that the New York Stock Exchange ("NYSE") and the Federal Reserve System are both open for business (a "Business Day").


To open an account:


Please send your completed New Account Application to Commonfund Institutional Funds, 15 Old Danbury Rd., P.O. Box 812, Wilton, CT 06897-0812. All investments by institutions must be made by wire (or ACH for the CIF Short Duration Fund). The Funds do not accept checks or cash.


Please call the Funds to let us know that you intend to make an investment. You will need to instruct your bank to wire federal funds to: Investors Bank & Trust Company; ABA #011001438; Account #020103345 for the CIF

Inflation-Indexed Bond, CIF Low Duration Bond and CIF Core Plus Bond Funds or wire federal funds or electronically transfer funds through ACH to: Bancorp, ABA #031101114; Account #0011001338 for the CIF Short Duration Fund; Further Credit:
Fund name, shareholder name and shareholder account number must be specified.

HOW ARE FUND SHARE PRICES CALCULATED?


The price per share (the offering price) will be the net asset value ("NAV") per share next determined after a Fund receives your purchase order in good order (defined below). Each Fund's NAV is calculated once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m. Eastern time).


NET ASSET VALUE


NAV for one Fund share is the value of that share's portion of all of the net assets in the Fund. In calculating NAV, a Fund generally values its portfolio at market price. If market prices are unavailable or the Fund determines that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Directors. In the event the Fund determines a price is unreliable, it may value the security at a price that is different from the market price. A Fund may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Fund does not calculate its NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.


ACCEPTANCE OF SUBSCRIPTIONS

In order for your purchase to be processed on the trade date, your order must be received in good order prior to the time the Fund determines its NAV. To be in good order, a Fund must receive funds by 3:00 p.m. Eastern time. A Fund may reject any purchase order if it is determined that accepting the order would not be in the best interests of the Fund or its shareholders.

PURCHASING ADDITIONAL SHARES


Current shareholders are eligible to purchase shares by phone by calling 1-888-TCF-FUND if they have requested that privilege by checking the appropriate box on the New Account Application. Purchases of additional shares may also be effected by contacting the Funds directly by mail.


TELEPHONE TRANSACTIONS

Purchasing or redeeming Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions reasonably believed to be genuine. If you or your financial institution transact with the Funds by telephone, you will generally bear the risk of any loss.

REDEEMING SHARES


You may redeem your shares on any Business Day by contacting the Funds directly by mail or telephone (1-888-TCF-FUND). The redemption price of each share will be the NAV next determined after a Fund receives your request. Payments in redemption will be made by wire transfer to the account designated in your New Account Application or another account that has properly been designated with a signature guarantee.


SIGNATURE GUARANTEES


A signature guarantee is a widely accepted way to protect shareholders by verifying signatures. The signature(s) must be guaranteed by an acceptable financial institution such as a national or state bank, a trust company, a federal savings and loan association, a credit union or a broker-dealer that is a member of a national securities exchange. Notarization is not acceptable. Financial institutions that participate in one of the medallion signature programs must use the specific "Medallion Guaranteed" stamp.

METHODS FOR REDEEMING SHARES


By Mail -- If you wish to redeem shares of a Fund by mail, send a letter to Commonfund Institutional Funds with your name and account number, the Fund name and the amount of your request. All letters must be signed by the owner(s) of the account. In certain circumstances, additional documentation may be required. You may obtain additional details by phoning 1-888-TCF-FUND.


By Telephone -- When filling out your New Account Application, you are given the opportunity to establish telephone redemption privileges.

Systematic Withdrawal Plan --You may arrange monthly, quarterly, semi-annual or annual automatic withdrawals (redemptions) from your account.


REDEMPTIONS IN KIND -- The Funds generally pay redemption proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of a Fund's remaining shareholders), a Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). In the highly unlikely event that your shares are redeemed in kind, you will have to pay transaction costs to sell the securities distributed to you. In addition, the securities will be subject to market risks until you sell them.


SUSPENSION OF YOUR RIGHT TO REDEEM SHARES -- A Fund may suspend your right to redeem shares if the NYSE restricts trading, the SEC declares an emergency or for such other periods as the SEC may by order permit.


INVOLUNTARY SALES OF YOUR SHARES -- If your account balance drops below the required minimum of $1,000,000 for institutions ($100,000 in the CIF Short Duration Fund), or $1,000 for Eligible Individuals as a result of shareholder redemptions, a Fund may redeem your shares. You will always be given at least 60 days' written notice to give you time to add to your account and avoid redemption of your shares.


RECEIVING YOUR MONEY

Normally, a Fund will send your redemption proceeds the next Business Day after it receives your request. In unusual circumstances, it may take up to seven days. Proceeds will be wired to your properly designated account at a financial institution.

DISTRIBUTION OF FUND SHARES

Commonfund Securities, Inc. is the distributor of the Funds and receives no compensation from the Funds for that service.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Funds declare and pay dividends monthly. The Funds make distributions of capital gains, if any, at least annually.


Each Fund automatically reinvests all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to the Fund.


TAXES

Each Fund is managed without regard to tax consequences to shareholders. Shareholders seeking to finance tax obligations may need to redeem shares.


Each Fund will distribute substantially all of its net investment income and net realized capital gains, if any. Each Fund expects that its distributions will primarily consist of ordinary income. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. This is true whether or not such dividends or distributions are received in cash or are reinvested in additional shares of a Fund. A Fund's distribution of these amounts is taxed as ordinary income or capital gain. Capital gains distributions may be taxable at different rates depending on the length of time a Fund holds its portfolio securities. Dividends from a Fund's long-term capital gains are taxable as capital gains and net investment income generally are taxable as ordinary income. Each sale or exchange of Fund shares is a taxable event.


This summary is based on current tax laws, which may change.


MORE INFORMATION ABOUT TAXES IS IN THE SAI.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund's financial performance for the period of its operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with each Fund's financial statements, are included in the annual report. The annual report is available upon request without charge by calling 1-888-TCF-FUND.

                         COMMONFUND INSTITUTIONAL FUNDS
      FINANCIAL HIGHLIGHTS - FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


CIF INFLATION-INDEXED BOND FUND


                                                                            For the Period
                                                                           January 2, 2001
                                                     For the Fiscal         (Commencement
                                                       Year Ended          of Operations)
                                                     April 30, 2002       to April 30, 2001
                                                     --------------       -----------------
Net Asset Value, beginning of period................     $10.40                $10.00
                                                         ------                ------
Income from Investment Operations:
    Net investment income (loss)....................       0.38                  0.19
    Net realized and unrealized gain (loss) on
      investments...................................       0.29                  0.33
                                                         ------                ------
      Total from Investment Operations:.............       0.67                  0.52
                                                         ------                ------
Less Distributions:
    Dividends from net investment income............      (0.45)                (0.12)
    From net realized gain on investments...........      (0.30)                  -
                                                         ------                ------
      Total distributions...........................      (0.75)                (0.12)
                                                         ------                ------
Net increase (decrease) in net asset value..........      (0.08)                 0.40
                                                         ------                ------
Net Asset Value, end of period......................     $10.32                $10.40
                                                         ======                ======
      Total Return (a)..............................       6.71%                 5.27%**
RATIOS/SUPPLEMENTAL DATA
Net Assets, end of period (000's)...................   $266,668              $275,342
Ratios to average net assets:
    Net investment income (after reimbursement
    and waiver of certain operating expenses).......       3.67%                 6.99%*
    Net investment income (before reimbursement
    and waiver of certain operating expenses).......       3.66%                 6.77%*
    Operating expenses (after reimbursement and
    waiver of certain operating expenses)...........       0.25%                 0.25%*
    Operating expenses (before reimbursement
    and waiver of certain operating expenses).......       0.26%                 0.47%*
Portfolio Turnover Rate.............................     185.40%               181.67%**

 *   Annualized.

**   Not annualized.

(a) Total return would have been lower had certain expenses not been waived.

CIF SHORT DURATION FUND

                                                                           For the Period
                                                                            May 1, 2000
                                                     For the Fiscal        (Commencement
                                                       Year Ended           of Operations)
                                                     April 30, 2002        to April 30, 2001
                                                     --------------        -----------------
Net Asset Value, beginning of period.................    $10.09                $10.00
                                                         ------                ------
Income from Investment Operations:
    Net investment income (loss).....................      0.33                  0.59
    Net realized and unrealized gain (loss) on
      investments....................................      0.02                  0.09
                                                         ------                ------
      Total from Investment Operations:..............      0.35                  0.68
                                                         ------                ------
Less Distributions:
    Dividends from net investment income.............     (0.34)                (0.58)
    From net realized gain on investments............     (0.01)                (0.01)
                                                         ------                ------
      Total distributions............................     (0.35)                (0.59)
                                                         ------                ------
Net increase (decrease) in net asset value...........        -                   0.09
                                                         ------                ------
Net Asset Value, end of period.......................    $10.09                $10.09
                                                         ======                ======
      Total Return (a)...............................      3.52%                 6.95%
RATIOS/SUPPLEMENTAL DATA
Net Assets, end of period (000's)....................   $72,870               $35,911
Ratios to average net assets:
    Net investment income (after reimbursement
    and waiver of certain operating expenses)........      3.22%                 5.93%
    Net investment income (before reimbursement
    and waiver of certain operating expenses)........      3.10%                 5.46%
    Operating expenses (after reimbursement and
    waiver of certain operating expenses)............      0.25%                 0.25%
    Operating expenses (before reimbursement
    and waiver of certain operating expenses)........      0.37%                 0.72%
Portfolio Turnover Rate..............................    201.88%               128.96%

 *   Annualized.

**   Not annualized.

(a) Total return would have been lower had certain expenses not been waived.

CIF LOW DURATION BOND FUND

                                                                           For the Period
                                                                           January 2, 2001
                                                    For the Fiscal         (Commencement
                                                      Year Ended           of Operations)
                                                    April 30, 2002         to April 30, 2001
                                                    --------------         -----------------
Net Asset Value, beginning of period..................   $10.10                $10.00
                                                         ------                ------
Income from Investment Operations:
    Net investment income (loss)......................     0.51                  0.19
    Net realized and unrealized gain (loss) on
      investments.....................................     0.05                  0.10
                                                         ------                ------
      Total from Investment Operations:...............     0.56                  0.29
                                                         ------                ------
Less Distributions:
    Dividends from net investment income..............    (0.51)                (0.19)
    From net realized gain on investments.............    (0.09)                  -
                                                         ------                ------
      Total distributions.............................    (0.60)                (0.19)
                                                         ------                ------
Net increase (decrease) in net asset value............    (0.04)                 0.10
                                                         ------                ------
Net Asset Value, end of period........................   $10.06                $10.10
                                                         ======                ======
      Total Return (a)................................     5.72%                 2.93%**
RATIOS/SUPPLEMENTAL DATA
Net Assets, end of period (000's)..................... $105,302              $101,067
Ratios to average net assets:
    Net investment income (after reimbursement
    and waiver of certain operating expenses).........     5.08%                 5.74%*
    Net investment income (before reimbursement
    and waiver of certain operating expenses)..........    5.03%                 5.49%*
    Operating expenses (after reimbursement and
    waiver of certain operating expenses)..............    0.40%                 0.40%*
    Operating expenses (before reimbursement
    and waiver of certain operating expenses)..........    0.45%                 0.65%*
Portfolio Turnover Rate................................  101.45%                73.42%**

 *   Annualized.

**   Not annualized.

(a) Total return would have been lower had certain expenses not been waived.

CIF CORE PLUS BOND FUND

                                                                           For the Period
                                                                           January 2, 2001
                                                     For the Fiscal         (Commencement
                                                       Year Ended          of Operations)
                                                     April 30, 2002        to April 30, 2001
                                                     --------------        -----------------
Net Asset Value, beginning of period................     $10.00                $10.00
                                                         ------                ------
Income from Investment Operations:
    Net investment income (loss)....................       0.51                  0.15
    Net realized and unrealized gain (loss) on
      investments...................................       0.28                 (0.02)
                                                         ------                ------
      Total from Investment Operations:.............       0.79                  0.13
                                                         ------                ------
Less Distributions:
    Dividends from net investment income............      (0.52)                (0.13)
    From net realized gain on investments...........      (0.12)                  -
                                                         ------                ------
      Total distributions...........................      (0.64)                (0.13)
                                                         ------                ------
Net increase (decrease) in net asset value..........      (0.15)                  -
                                                         ------                ------
Net Asset Value, end of period......................     $10.15                $10.00
                                                         ======                ======
      Total Return (a)..............................       8.02%                 1.33%**
RATIOS/SUPPLEMENTAL DATA
Net Assets, end of period (000's)...................   $162,006              $132,265
Ratios to average net assets:
    Net investment income (after reimbursement
    and waiver of certain operating expenses).......       5.01%                 4.61%*
    Net investment income (before reimbursement
    and waiver of certain operating expenses).......       4.96%                 4.37%*
    Operating expenses (after reimbursement and
    waiver of certain operating expenses)...........       0.45%                 0.45%*
    Operating expenses (before reimbursement
    and waiver of certain operating expenses).......       0.50%                 0.69%*
Portfolio Turnover Rate.............................     479.61%               356.10%**


 *   Annualized.

**   Not annualized.

(a) Total return would have been lower had certain expenses not been waived.

COMMONFUND INSTITUTIONAL FUNDS

INVESTMENT MANAGER                                  LEGAL COUNSEL
Commonfund Asset Management Company, Inc.           Morgan, Lewis & Bockius LLP
                                                    1701 Market Street
                                                    Philadelphia, PA 19103

DISTRIBUTOR
Commonfund Securities, Inc.

More information about Commonfund Institutional Funds is available without charge through the following:


STATEMENT OF ADDITIONAL INFORMATION ("SAI")

The SAI dated September 1, 2002 includes more detailed information about Commonfund Institutional Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus. Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year.


TO OBTAIN MORE INFORMATION ABOUT THE FUNDS:

BY TELEPHONE: Call 1-888-TCF-FUND

BY MAIL:  Write to
          Commonfund Institutional Funds
          15 Old Danbury Road
          P.O. Box 812
          Wilton, CT 06897-0812

BY INTERNET: http://www.commonfund.org


FROM THE SEC: You can also obtain the SAI or the Annual or Semi-Annual Reports, as well as other information about Commonfund Institutional Funds, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Company's Investment Company Act registration number is 811-9555.

COMMONFUND INSTITUTIONAL FUNDS


PROSPECTUS
September 1, 2002


                                                              [Common Fund LOGO]


                            ----------------------------------------------------
                            CIF CORE EQUITY FUND
                            CIF SMALL CAP GROWTH FUND
                            CIF SMALL CAP VALUE FUND
                            CIF INTERNATIONAL EQUITY FUND

                            INVESTMENT MANAGER
                            Commonfund Asset Management Company, Inc.

                            DISTRIBUTOR
                            Commonfund Securities, Inc.

                            The Securities and Exchange Commission has not approved or disapproved the Funds' shares or determined whether this prospectus is accurate or complete. It is a crime for anyone to tell you otherwise.

COMMONFUND INSTITUTIONAL FUNDS


Commonfund Institutional Funds (the "Company") is a no-load, open-end management investment company that seeks to improve the net investment returns of its shareholders by making available to them a series of investment funds, each with its own investment objectives and policies. The investment funds are sold primarily to institutional investors, including colleges, universities, private secondary schools, hospitals, foundations, pension funds, museums, libraries, performing arts groups and centers, public secondary school districts, charitable service organizations and others. The investment funds are not available to individuals, except current and former directors, officers and employees of Commonfund Asset Management Company, Inc. (the "Investment Manager"), its affiliates, consultants, and members of Commonfund advisory groups ("Eligible Individuals").


HOW TO READ THIS PROSPECTUS


The Company offers a number of separate investment portfolios (each a "Fund" and, collectively, the "Funds"). Each Fund has its own investment goals and strategies. This prospectus gives you important information about the CIF Core Equity, CIF Small Cap Growth, CIF Small Cap Value and CIF International Equity Funds that you should know before investing. This prospectus has been arranged into different sections so that you can easily review this important information. Please read this prospectus and keep it for future reference.


THE EQUITY FUNDS


Equity funds invest in portfolios of common stocks and other equity securities of U.S. and foreign issuers. Investments in equity securities are subject to market risks, such as the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles. In addition, investment in equity securities is subject to company specific risk. Individual portfolio companies may report poor results or be negatively affected by industry or economic trends and developments, and the prices of securities issued by such companies may decline in response. Prices of securities in foreign countries may be more volatile than investments in U.S. companies since events unique to a country or region will affect those markets and their issuers. As a result of changes in the prices of a Fund's portfolio securities, the value of shares of a Fund may fluctuate drastically from day-to-day or over a particular period. Equity funds may underperform funds that invest primarily in other asset classes, such as fixed income funds.


CIF Core Equity Fund .......................................................3
CIF Small Cap Growth Fund...................................................7
CIF Small Cap Value Fund...................................................11
CIF International Equity Fund..............................................15
Investment Manager.........................................................19
Investment Sub-Advisers and Portfolio Managers.............................21
Purchasing and Redeeming Fund Shares.......................................24
Distribution of Fund Shares................................................26
Dividends, Distributions and Taxes.........................................26
Financial Highlights ......................................................27

To obtain more information about the Company please refer to the Back Cover of the Prospectus.

CIF CORE EQUITY FUND

INVESTMENT GOAL

Long-term capital appreciation

INVESTMENT FOCUS

A portfolio of common stocks of large and medium capitalization U.S. companies

PRINCIPAL INVESTMENT STRATEGY

The CIF Core Equity Fund invests primarily in a diversified portfolio of common stocks and securities convertible into common stocks of large and medium capitalization U.S. companies. Generally, these issuers will have market capitalizations in the range of the companies in the S&P 500 Composite Index, which is the benchmark index for the Fund. The Fund is designed to add value over its benchmark primarily through stock selection, rather than sector or style variance, with volatility similar to that of its benchmark index.


The Fund seeks to achieve its investment objective through the construction of "core" and "satellite" portfolios. The "core" portfolio, which ordinarily will comprise approximately 40% of the Fund, utilizes a single Sub-Adviser to track the S&P 500 Composite Index in terms of sector, industry and capitalization, while adding value through stock selection. The remainder of the Fund is comprised of several "satellite" portfolios whose Sub-Advisers apply specific investment strategies, such as growth or value, which may deviate from the benchmark in terms of volatility, capitalization and sector selection. The Fund may use derivative instruments for both hedging and non-hedging purposes.


Under normal circumstances, at least 80% of the net assets of the Fund will be invested in equity securities.


The Investment Manager allocates the Fund's assets among selected Sub-Advisers, who in turn manage the assets on a day-to-day basis, subject to oversight by the Investment Manager. Advanced Investment Technology, Inc. ("AIT"), Iridian Asset Management LLC ("Iridian"), John A. Levin & Co., Inc. ("John A. Levin"), Marsico Capital Management, LLC ("Marsico Capital") and SSgA Funds Management, Inc. ("SSgA") serve as Sub-Advisers to the Fund. Each Sub-Adviser selects investments for its portion of the Fund based on its own investment style and strategy. AIT, an affiliate of SSgA, manages a portion of the Fund that focuses on very large capitalization companies included in the benchmark index. Iridian employs a value strategy in selecting stocks of medium capitalization companies based on in-depth company analysis. John A. Levin selects stocks of large capitalization companies based on fundamental analysis with attention to defensive factors designed to provide protection in value driven environments. Marsico Capital employs a growth strategy designed to succeed in growth driven environments. SSgA manages the "core" portfolio in a style that emphasizes individual stock selection, but is neutral to the Fund's benchmark in style, sector and capitalization.

The Sub-Advisers seek to achieve the Fund's objectives on a total return basis and will not limit transactions to avoid tax consequences. In addition, a Sub-Adviser may purchase portfolio securities at the same time that another Sub-Adviser sells the same securities, which could increase transaction costs. The Fund's portfolio turnover rate may be higher as a result. Higher portfolio turnover will result in higher transaction costs, and shareholders subject to tax may be required to recognize more taxable gain than if the Fund were managed to limit its portfolio turnover.


OTHER INVESTMENTS


The Fund also may invest in other securities, use other strategies and engage in other investment practices, which are not principal investments and/or strategies. These other investments and strategies, as well as those described in this prospectus, are described in greater detail in the Fund's Statement of Additional Information ("SAI").

During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, repurchase agreements and short-term obligations. When so invested, the Fund may not achieve its investment objective.

PRINCIPAL RISKS

The value of an investment in the Fund is based on the market value of the securities the Fund holds. These prices change daily in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). These price movements, sometimes called volatility, may be larger or smaller depending on the types of securities the Fund owns and the markets in which they trade. Generally, the prices of equity securities are more volatile than those of fixed income securities.


In addition, at times the Fund's market sector, securities of large and medium capitalization U.S. companies, may underperform relative to other sectors.

The Investment Manager's allocation of Fund assets to the Sub-Advisers and the Sub-Advisers' judgments about the markets, the economy and/or companies may not anticipate actual market movements, economic conditions or company performance, and may affect the Fund's return. In fact, you can lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any other government agency.


RISKS OF HOLDING CERTAIN SECURITIES


Equity Securities. Equity securities represent ownership interests in a company or corporation, and include common stock, preferred stock, and warrants and other rights to acquire such instruments. Investments in equity securities are subject to market risks that may cause their prices to fluctuate over time. The value of convertible equity securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. Fluctuations in the value of equity securities will not necessarily affect cash income derived from these securities, but will affect the Fund's net asset value.

Derivatives. Derivatives are instruments which derive their value from an underlying security, financial asset or an index. One category of derivatives ("Derivative Instruments") are instruments such as futures contracts, options, forward contracts, and swaps. Derivative Instruments are used to establish market positions without transacting in the securities by which their value is measured. Derivative Instruments often are used to adjust the risk characteristics of a portfolio of securities investments. A second category of derivatives ("Derivative Securities") are securities that carry rights to other securities, such as, for example, a security convertible into some other security. The primary risks of Derivative Instruments are that changes in the market value of securities held by the Fund, and of derivatives relating to those securities, may not be proportionate. There may not be a liquid market for the Fund to sell a derivative which could result in difficulty closing the position and certain derivatives can magnify the extent of losses incurred due to changes in market value of the securities to which they relate. In addition, some Derivative Instruments are subject to counterparty risk. While the use of derivatives may be advantageous to the Fund, if the Fund is not successful in employing them, the Fund's performance may be worse than if it did not make such investments. See the SAI for more about the risks of different types of derivatives.

PERFORMANCE INFORMATION


The bar chart and the total return table provide some indication of the risks of investing in the Fund. Past performance does not necessarily indicate how the Fund will perform in the future.


The bar chart shows changes in the performance of the Fund for each calendar year since inception. The total return table shows how the average annual total returns for the Fund for different periods compare to those of the S&P 500 Composite Index.


               --------------------------------------------------
               |         2001          |          -9.73%         |
               --------------------------------------------------

For the period shown in the bar chart, the highest return in any calendar quarter was 11.46% (12/31/01) and the lowest quarterly return was -14.48% (9/30/01). The Fund's total return from January 1, 2002 to June 30, 2002 was -9.79%.


FOR THE PERIODS ENDED DECEMBER 31, 2001


                                                                 AVERAGE ANNUAL TOTAL RETURN
                                                             1 YEAR       SINCE INCEPTION (1/2/01)
CIF Core Equity Fund
  Before taxes on distributions                              -9.73%              -9.73%
  After taxes on distributions*                             -10.02%             -10.02%
  After taxes on distributions and sale of shares*           -5.91%              -5.91%
S&P 500 Composite Index**                                   -11.86%             -11.86%***



* After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. AFTER-TAX RETURNS DO NOT APPLY TO NON-TAXABLE INVESTORS OR SHARES HELD IN AN IRA, 401(k) OR OTHER TAX-DEFERRED ACCOUNT.

** An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. An index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the index's performance. The S&P 500 Composite Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. The S&P 500 Composite Index is a market-value weighted index (stock price times number of shares outstanding, with each stock's weight in the Index proportionate to its market value).

***  The inception date for the Index return is 12/31/00.

FUND FEES AND EXPENSES


This table describes the Fund's fees and expenses that you will pay if you buy and hold shares of the Fund.


ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)


          Investment Advisory Fees...................................  0.45%
          Distribution (12b-1) Fees..................................  None
          Other Expenses.............................................  0.14%
          TOTAL ANNUAL FUND OPERATING EXPENSES.......................  0.59%
          Fee waivers and expense reimbursements.....................  0.04%
          NET ANNUAL FUND OPERATING EXPENSES.........................  0.55%*

--------------------------------------------------------------------------------
* The Investment Manager has contractually agreed to waive its advisory fees and/or reimburse expenses, so long as it serves as Investment Manager to the Fund, to the extent necessary to keep total operating expenses from exceeding 0.55% of average daily net assets per year. This fee waiver and expense reimbursement agreement may be amended or terminated only with the consent of the Board of Directors, including a majority of the Directors who are not "interested persons" as defined under the Investment Company Act of 1940.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                              1 Year                    $56*
                              3 Years                  $176*
                              5 Years                  $307*
                              10 Years                 $689*

--------------------------------------------------------------------------------
* Expenses are calculated based on net annual fund operating expenses after the Investment Manager's fee waivers and expense reimbursements (0.55%).

CIF SMALL CAP GROWTH FUND

INVESTMENT GOAL

Long-term capital appreciation

INVESTMENT FOCUS

A portfolio of growth oriented common stocks of smaller capitalization U.S. companies

PRINCIPAL INVESTMENT STRATEGY

The CIF Small Cap Growth Fund invests primarily in growth oriented equity securities of small U.S. companies. Generally, these issuers will have market capitalizations in the range of the companies in the Russell 2000 Growth Index, which is the benchmark index for the Fund. The Fund is designed to add value primarily through stock selection, rather than sector or style variance, with volatility similar to that of its benchmark index.


The Fund seeks to achieve its objective by emphasizing investment in companies that the Sub-Advisers believe have growth characteristics, such as strong earnings momentum, dominant market share in growing industries, and positive changes in analysts' expectations or better than anticipated earnings reports. The Fund is constructed around three principal strategies: core, aggressive and defensive. The core strategy generally will have risk and portfolio characteristics similar to the Russell 2000 Growth Index. The aggressive strategy generally is more volatile and provides for greater sector variances than the Russell 2000 Growth Index. The defensive strategy is designed to have lower volatility and add value primarily during down markets. The Fund may use derivative instruments for both hedging and non-hedging purposes.


Under normal circumstances, at least 80% of the net assets of the Fund will be invested in equity securities of small companies.


The Investment Manager allocates the Fund's assets among selected Sub-Advisers, who in turn manage the Fund's assets on a day-to-day basis, subject to oversight by the Investment Manager. Artisan Partners Limited Partnership ("Artisan"), CapitalWorks Investment Partners ("CapitalWorks Investment"), Constitution Research & Management, Inc. ("Constitution Research"), and Veredus Asset Management, LLC ("Veredus") serve as Sub-Advisers to the Fund. Each Sub-Adviser selects investments for its portion of the Fund based on its own investment style and strategy. Artisan seeks to invest in small growth companies that are well managed and whose stock prices do not fully reflect their intrinsic value. These companies also may be inadequately followed by institutional research analysts. CapitalWorks Investment primarily focuses on quantitative research in a real time setting to identify small capitalization companies exhibiting earnings growth and acceleration, positive relative price strength, and attractive relative/absolute valuations. Constitution Research utilizes a bottom-up fundamental research approach to identify small companies that have innovative products, rapid growth potential and are financially sound. Veredus employs bottom-up and top-down strategies to find companies with strong asset growth and accelerating rates of return in excess of their cost of capital.

The Sub-Advisers seek to achieve the Fund's objectives on a total return basis and will not limit transactions to avoid tax consequences. In addition, a Sub-Adviser may purchase portfolio securities at the same time that another Sub-Adviser sells the same securities, which could increase transaction costs. The Fund's portfolio turnover rate may be higher as a result. Higher portfolio turnover will result in higher transaction costs, and shareholders subject to tax may be required to recognize more taxable gain than if the Fund were managed to limit its portfolio turnover.


OTHER INVESTMENTS


The Fund also may invest in other securities, use other strategies and engage in other investment practices, which are not principal investments and/or strategies. These other investments and strategies, as well as those described in this prospectus, are described in greater detail in the Fund's Statement of Additional Information ("SAI").

During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, repurchase agreements and short-term obligations. When so invested, the Fund may not achieve its investment objective.

PRINCIPAL RISKS

The value of an investment in the Fund is based on the market value of the securities the Fund holds. These prices change daily in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). These price movements, sometimes called volatility, may be larger or smaller depending on the types of securities the Fund owns and the markets in which they trade. Generally, the prices of equity securities are more volatile than those of fixed income securities.

The risk of investing in equity securities is intensified in the case of the smaller companies in which the Fund invests. Market prices for such companies' equity securities tend to be more volatile than those of larger, more established companies and such companies may themselves be more vulnerable to economic or company specific problems. Because of high valuations placed on companies with growth prospects within certain sectors, such as technology, biotechnology and internet, the Fund may own securities of companies that have significant market capitalizations despite a general lack of operating history and/or positive earnings.

In addition, at times the Fund's market sector, growth oriented equity securities of small companies, may underperform relative to other sectors.

The Investment Manager's allocation of Fund assets to the Sub-Advisers and the Sub-Advisers' judgments about the markets, the economy and/or companies may not anticipate actual market movements, economic conditions or company performance, and may affect the Fund's return. In fact, you can lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any other government agency.

RISKS OF HOLDING CERTAIN SECURITIES


Equity Securities. Equity securities represent ownership interests in a company or corporation, and include common stock, preferred stock, and warrants and other rights to acquire such instruments. Investments in equity securities are subject to market risks that may cause their prices to fluctuate over time. The value of convertible equity securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. Fluctuations in the value of equity securities will not necessarily affect cash income derived from these securities, but will affect the Fund's net asset value.

Derivatives. Derivatives are instruments which derive their value from an underlying security, financial asset or an index. One category of derivatives ("Derivative Instruments") are instruments such as futures contracts, options, forward contracts, and swaps. Derivative Instruments are used to establish market positions without transacting in the securities by which their value is measured. Derivative Instruments often are used to adjust the risk characteristics of a portfolio of securities investments. A second category of derivatives ("Derivative Securities") are securities that carry rights to other securities, such as, for example, a security convertible into some other security. The primary risks of Derivative Instruments are that changes in the market value of securities held by the Fund, and of derivatives relating to those securities, may not be proportionate. There may not be a liquid market for the Fund to sell a derivative which could result in difficulty closing the position and certain derivatives can magnify the extent of losses incurred due to changes in market value of the securities to which they relate. In addition, some Derivative Instruments are subject to counterparty risk. While the use of derivatives may be advantageous to the Fund, if the Fund is not successful in employing them, the Fund's performance may be worse than if it did not make such investment. See the SAI for more about the risks of different types of derivatives.

PERFORMANCE INFORMATION


The bar chart and the total return table provide some indication of the risks of investing in the Fund. Past performance does not necessarily indicate how the Fund will perform in the future.


The bar chart shows changes in the performance of the Fund for each calendar year since inception. The total return table shows how the average annual total returns for the Fund for different periods compare to those of the Russell 2000 Growth Index.


               --------------------------------------------------
               |         2001          |          -8.10%        |
               --------------------------------------------------

For the period shown in the bar chart, the highest return in any calendar quarter was 22.86% (12/31/01) and the lowest quarterly return was -25.87% (9/30/01). The Fund's total return from January 1, 2002 to June 30, 2002 was -22.20%.


FOR THE PERIODS ENDED DECEMBER 31, 2001



                                                                 AVERAGE ANNUAL TOTAL RETURN
                                                             1 YEAR       SINCE INCEPTION (1/2/01)
CIF Small Cap Growth Fund
  Before taxes on distributions                             -8.10%              -8.10%
  After taxes on distributions*                             -8.10%              -8.10%
  After taxes on distributions and sale of shares*          -4.93%              -4.93%
Russell 2000 Growth Index**                                 -9.23%              -9.23%***

* After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. AFTER-TAX RETURNS DO NOT APPLY TO NON-TAXABLE INVESTORS OR SHARES HELD IN AN IRA, 401(k) OR OTHER TAX-DEFERRED ACCOUNT.


** An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. An index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the index's performance. The Russell 2000 Growth Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 2,000 smallest U.S. companies out of the 3,000 largest U.S. companies with higher growth rates and price-to-book ratios.

***  The inception date for the Index return is 12/31/00.

FUND FEES AND EXPENSES


This table describes the Fund's fees and expenses that you will pay if you buy and hold shares of the Fund.


ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)


          Investment Advisory Fees............................ 0.90%
          Distribution (12b-1) Fees........................... None
          Other Expenses...................................... 0.19%
          TOTAL ANNUAL FUND OPERATING EXPENSES................ 1.09%
          Fee waivers and expense reimbursements.............. 0.09%
          NET ANNUAL FUND OPERATING EXPENSES.................. 1.00%*

--------------------------------------------------------------------------------
* The Investment Manager has contractually agreed to waive its advisory fees and/or reimburse expenses, so long as it serves as Investment Manager to the Fund, to the extent necessary to keep total operating expenses from exceeding 1.00% of average daily net assets per year. This fee waiver and expense reimbursement agreement may be amended or terminated only with the consent of the Board of Directors, including a majority of the Directors who are not "interested persons" as defined under the Investment Company Act of 1940.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                         1 Year                   $102*
                         3 Years                  $318*
                         5 Years                  $552*
                         10 Years               $1,225*

--------------------------------------------------------------------------------

* Expenses are calculated based on net annual fund operating expenses after the Investment Manager's fee waivers and expense reimbursements (1.00%).

CIF SMALL CAP VALUE FUND

INVESTMENT GOAL

Long-term capital appreciation

INVESTMENT FOCUS

A portfolio of value oriented common stocks of smaller capitalization U.S. companies

PRINCIPAL INVESTMENT STRATEGY

The CIF Small Cap Value Fund invests primarily in value oriented equity securities of small U.S. companies. Generally, these issuers will have market capitalizations in the range of companies in the Russell 2000 Value Index, which is the benchmark index for the Fund. The Fund is designed to add value primarily through stock selection, rather than sector or style rotation, and to exhibit volatility similar to that of its benchmark index.

The Fund seeks to achieve its objective by emphasizing investment in companies that exhibit traditional value characteristics, such as below average price-to-earnings, price-to-book value and price-to-cash flow ratios. The Fund is constructed using multiple strategies designed to select different types of companies in the benchmark index. The Fund may use derivative instruments for both hedging and non-hedging purposes.

Under normal circumstances, at least 80% of the net assets of the Fund will be invested in equity securities of small companies.


The Investment Manager allocates the Fund's assets among selected Sub-Advisers, who in turn manage the Fund's assets on a day-to-day basis, subject to oversight by the Investment Manager. High Rock Capital LLC ("High Rock Capital"), Martingale Asset Management, L.P. ("Martingale"), NorthPointe Capital LLC ("NorthPointe") and Skyline Asset Management, L.P. ("Skyline") serve as Sub-Advisers to the Fund. Each Sub-Adviser selects investments for its portion of the Fund based on its own investment style and strategy. High Rock Capital's investment strategy emphasizes research of issuers' business quality, business valuation and business catalysts. Martingale utilizes a quantitative strategy designed to reduce the Fund's tracking error against the benchmark index. NorthPointe invests in securities that it believes are undervalued and have good earnings growth potential. Skyline focuses on attractively priced securities, such as those with below average price-to-earnings ratios, with increasing earnings.

The Sub-Advisers seek to achieve the Fund's objectives on a total return basis and will not limit transactions to avoid tax consequences. In addition, a Sub-Adviser may purchase portfolio securities at the same time that another Sub-Adviser sells the same securities, which could increase transaction costs. The Fund's portfolio turnover rate may be higher as a result. Higher portfolio turnover will result in higher transaction costs, and shareholders subject to tax may be required to recognize more taxable gain than if the Fund were managed to limit its portfolio turnover.


OTHER INVESTMENTS


The Fund also may invest in other securities, use other strategies and engage in other investment practices, which are not principal investments and/or strategies. These other investments and strategies, as well as those described in this prospectus, are described in greater detail in the Fund's Statement of Additional Information ("SAI").


During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, repurchase agreements and short-term obligations. When so invested, the Fund may not achieve its investment objective.

PRINCIPAL RISKS

The value of an investment in the Fund is based on the market value of the securities the Fund holds. These prices change daily in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). These price movements, sometimes called volatility, may be larger or smaller depending on the types of securities the Fund owns and the markets in which they trade. Generally, the prices of equity securities are more volatile than those of fixed income securities.


The risk of investing in equity securities is intensified in the case of the small companies in which the Fund will invest. Market prices for such companies' equity securities tend to be more volatile than those of larger, more established companies. Such companies may themselves be more vulnerable to economic or company specific problems.

In addition, at times the Fund's market sector, value oriented equity securities of small companies, may underperform relative to other sectors.

The Investment Manager's allocation of Fund assets to the Sub-Advisers and the Sub-Advisers' judgments about the markets, the economy and/or companies may not anticipate actual market movements, economic conditions or company performance, and may affect the Fund's return. In fact, you can lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any other government agency.


RISKS OF HOLDING CERTAIN SECURITIES


Equity Securities. Equity securities represent ownership interests in a company or corporation, and include common stock, preferred stock, and warrants and other rights to acquire such instruments. Investments in equity securities are subject to market risks that may cause their prices to fluctuate over time. The value of convertible equity securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. Fluctuations in the value of equity securities will not necessarily affect cash income derived from these securities, but will affect the Fund's net asset value.

Derivatives. Derivatives are instruments which derive their value from an underlying security, financial asset or an index. One category of derivatives ("Derivative Instruments") are instruments such as futures contracts, options, forward contracts, and swaps. Derivative Instruments are used to establish market positions without transacting in the securities by which their value is measured. Derivative Instruments often are used to adjust the risk characteristics of a portfolio of securities investments. A second category of derivatives ("Derivative Securities") are securities that carry rights to other securities, such as, for example, a security convertible into some other security. The primary risks of Derivative Instruments are that changes in the market value of securities held by the Fund, and of derivatives relating to those securities, may not be proportionate. There may not be a liquid market for the Fund to sell a derivative which could result in difficulty closing the position and certain derivatives can magnify the extent of losses incurred due to changes in market value of the securities to which they relate. In addition, some Derivative Instruments are subject to counterparty risk. While the use of derivatives may be advantageous to the Fund, if the Fund is not successful in employing them, the Fund's performance may be worse than if it did not make such investment. See the SAI for more about the risks of different types of derivatives.

PERFORMANCE INFORMATION


The bar chart and the total return table provide some indication of the risks of investing in the Fund. Past performance does not necessarily indicate how the Fund will perform in the future.


The bar chart shows changes in the performance of the Fund for each calendar year since inception. The total return table shows how the average annual total returns for the Fund for different period compare to those of the Russell 2000 Value Index.

               --------------------------------------------------
               |          2001           |         13.75%       |
               --------------------------------------------------


For the period shown in the bar chart, the highest return in any calendar quarter was 19.46% (12/31/01) and the lowest quarterly return was -16.05% (9/30/01). The Fund's total return from January 1, 2002 to June 30, 2002 was -0.03%.


FOR THE PERIODS ENDED DECEMBER 31, 2001


                                                                 AVERAGE ANNUAL TOTAL RETURN
                                                             1 YEAR       SINCE INCEPTION (1/2/01)
CIF Small Cap Value Fund
  Before taxes on distributions                              13.75%             13.75%
  After taxes on distributions*                              10.98%             10.98%
  After taxes on distributions and sale of shares*            8.37%              8.37%
Russell 2000 Value Index**                                   14.02%             14.02%***


* After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. AFTER-TAX RETURNS DO NOT APPLY TO NON-TAXABLE INVESTORS OR SHARES HELD IN AN IRA, 401(k) OR OTHER TAX-DEFERRED ACCOUNT.

** An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. An index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the index's performance. The Russell 2000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index that consists of a subset of the 2000 smallest U.S. companies out of the 3000 largest companies with lower growth rates and price-to-book ratios.

***  The inception date for the Index return is 12/31/00.

FUND FEES AND EXPENSES


This table describes the Fund's fees and expenses that you will pay if you buy and hold shares of the Fund.


ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)


          Investment Advisory Fees...........................    0.90%
          Distribution (12b-1) Fees..........................    None
          Other Expenses.....................................    0.18%
          TOTAL ANNUAL FUND OPERATING EXPENSES...............    1.08%
          Fee waivers and expense reimbursements.............    0.08%
          NET ANNUAL FUND OPERATING EXPENSES.................    1.00%*

--------------------------------------------------------------------------------
* The Investment Manager has contractually agreed to waive its advisory fees and/or reimburse expenses, so long as it serves as Investment Manager to the Fund, to the extent necessary to keep total operating expenses from exceeding 1.00% of average daily net assets per year. This fee waiver and expense reimbursement agreement may be amended or terminated only with the consent of the Board of Directors, including a majority of the Directors who are not "interested persons" as defined under the Investment Company Act of 1940.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                         1 Year                   $102*
                         3 Years                  $318*
                         5 Years                  $552*
                         10 Years               $1,225*


--------------------------------------------------------------------------------
* Expenses are calculated based on net annual fund operating expenses after the Investment Manager's fee waivers and expense reimbursements (1.00%).

CIF INTERNATIONAL EQUITY FUND

INVESTMENT GOAL

Long-term capital appreciation

INVESTMENT FOCUS

A portfolio of equity securities of non-U.S. issuers

PRINCIPAL INVESTMENT STRATEGY


The CIF International Equity Fund invests primarily in common stocks and other equity securities of foreign companies. The Fund generally invests in equity securities of non-U.S. issuers represented in the MSCI EAFE (Europe, Australasia, Far East) Index, which is the benchmark index for the Fund and includes the most developed countries in those regions. The Fund also may invest up to 10% of its assets in equity securities of issuers located in emerging markets. The Fund may use derivative instruments for both hedging and non-hedging purposes.

The Fund seeks to achieve its investment objective through the construction of "core" and "satellite" portfolios. The "core" portfolio, which ordinarily will comprise approximately 50% of the Fund, utilizes a market-oriented Sub-Adviser with a strong bottom-up stock selection and sector allocation process that favors both value and growth stocks. "Satellite" portfolios whose Sub-Advisers apply a more targeted investment strategy, such as growth or value, and which may deviate more from the benchmark in terms of volatility and stock selection will comprise up to 50% of the Fund. The Fund may invest up to 10% of its assets in a passively managed international equity index strategy.


Under normal circumstances, at least 80% of the net assets of the Fund will be invested in equity securities.


The Investment Manager allocates the Fund's assets among selected Sub-Advisers, who in turn manage the Fund's assets on a day-to-day basis, subject to oversight by the Investment Manager. Capital Guardian Trust Company ("Capital Guardian"), Grantham, Mayo, Van Otterloo & Co., LLC ("GMO") and TT International Investment Management ("TT International") serve as Sub-Advisers to the Fund. Each Sub-Adviser selects investments for its portion of the Fund based on its own investment style and strategy. Capital Guardian manages the "core" portfolio by applying a market-oriented approach that includes bottom-up stock selection and sector allocation. Country allocation is a by-product of the stock selection process. GMO applies a value-oriented approach to selecting investments. TT International uses a growth-oriented approach to stock selection coupled with geo-political country analysis.

The Sub-Advisers seek to achieve the Fund's objectives on a total return basis and will not limit transactions to avoid tax consequences. In addition, a Sub-Adviser may purchase portfolio securities at the same time that another Sub-Adviser sells the same securities, which could increase transaction costs. The Fund's portfolio turnover rate may be higher as a result. Higher portfolio turnover will result in higher transaction costs, and shareholders subject to tax may be required to recognize more taxable gain than if the Fund were managed to limit its portfolio turnover.


OTHER INVESTMENTS


The Fund also may invest in other securities, use other strategies and engage in other investment practices, which are not principal investments and/or strategies. These other investments and strategies, as well as those described in this prospectus, are described in greater detail in the Fund's Statement of Additional Information ("SAI").


During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, repurchase agreements and short-term obligations. When so invested, the Fund may not achieve its investment objective.

PRINCIPAL RISKS


The value of an investment in the Fund is based on the market value of the securities the Fund holds. These prices change daily in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). These price movements, sometimes called volatility, may be larger or smaller depending on the types of securities the Fund owns and the markets in which they trade. Generally, the prices of equity securities are more volatile than those of fixed income securities. In addition, at times the Fund's market sector, equity securities of foreign issuers, may underperform relative to other sectors.

The Investment Manager's allocation of Fund assets to the Sub-Advisers and the Sub-Advisers' judgments about the markets, the economy and/or companies may not anticipate actual market movements, economic conditions or company performance, and may affect the Fund's return. In fact, you can lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any other government agency.


RISKS OF HOLDING CERTAIN SECURITIES


Equity Securities. Equity securities represent ownership interests in a company or corporation, and include common stock, preferred stock, and warrants and other rights to acquire such instruments. Investments in equity securities are subject to market risks that may cause their prices to fluctuate over time. The value of convertible equity securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. Fluctuations in the value of equity securities will not necessarily affect cash income derived from these securities, but will affect the Fund's net asset value.

Foreign Securities. Investing in foreign countries entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, the Fund's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Fund's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.


Emerging Market Risks. The Fund may invest in emerging market countries, which are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand, and most countries located in Western Europe. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market countries may be more precarious than in other countries. These characteristics result in greater risk of price volatility in emerging market countries, which may be heightened by currency fluctuations relative to the U.S. dollar.


Derivatives. Derivatives are instruments which derive their value from an underlying security, financial asset or an index. One category of derivatives ("Derivative Instruments") are instruments such as futures contracts, options, forward contracts, and swaps. Derivative Instruments are used to establish market positions without transacting in the securities by which their value is measured. Derivative Instruments often are used to adjust the risk characteristics of a portfolio of securities investments. A second category of derivatives ("Derivative Securities") are securities that carry rights to other securities, such as, for example, a security convertible into some other security. The primary risks of Derivative Instruments are that changes in the market value of securities held by the Fund, and of derivatives relating to those securities, may not be proportionate. There may not be a liquid market for the Fund to sell a derivative which could result in difficulty closing the position and certain derivatives can magnify the extent of losses incurred due to changes in market value of the securities to which they relate. In addition, some Derivative Instruments are subject to counterparty risk. While the use of derivatives may be advantageous to the Fund, if the Fund is not successful in employing them, the Fund's performance may be worse than if it did not make such investments. See the SAI for more about the risks of different types of derivatives.

PERFORMANCE INFORMATION


The bar chart and the total return table provide some indication of the risks of investing in the Fund. Past performance does not necessarily indicate how the Fund will perform in the future.


The bar chart shows changes in the performance of the Fund for each calendar year since inception. The total return table shows how the average annual total returns for the Fund for different periods compare to those of the MSCI EAFE Index.


               --------------------------------------------------
               |          2001          |         -18.07%       |
               --------------------------------------------------

For the period shown in the bar chart, the highest return in any calendar quarter was 9.50% (12/31/01) and the lowest quarterly return was -15.15% (9/30/01). The Fund's total return from January 1, 2002 to June 30, 2002 was -0.50%.


FOR THE PERIODS ENDED DECEMBER 31, 2001


                                                                AVERAGE ANNUAL TOTAL RETURN
                                                             1 YEAR       SINCE INCEPTION (1/2/01)
CIF International Equity Fund
  Before taxes on distributions                             -18.07%             -18.07%
  After taxes on distributions*                             -18.57%             -18.57%
  After taxes on distributions and sale of shares*          -10.97%             -10.97%
MSCI EAFE Index**                                           -21.45%             -21.45%***

* After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. AFTER-TAX RETURNS DO NOT APPLY TO NON-TAXABLE INVESTORS OR SHARES HELD IN AN IRA, 401(k) OR OTHER TAX-DEFERRED ACCOUNT.

** An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. An index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the index's performance. The MSCI EAFE Index is an unmanaged market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America. Each MSCI country index is created separately, then aggregated, without change, into regional MSCI indices.

***  The inception date for the Index return is 12/31/00.

FUND FEES AND EXPENSES


This table describes the Fund's fees and expenses that you will pay if you buy and hold shares of the Fund.


ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)


               Investment Advisory Fees...................    0.70%
               Distribution (12b-1) Fees..................     None
               Other Expenses.............................    0.57%
               TOTAL ANNUAL FUND OPERATING EXPENSES.......    1.27%
               Fee waivers and expense reimbursements.....    0.47%
               NET ANNUAL FUND OPERATING EXPENSES.........    0.80%*

--------------------------------------------------------------------------------
* The Investment Manager has contractually agreed to waive its advisory fees and/or reimburse expenses, so long as it serves as Investment Manager to the Fund, to the extent necessary to keep total operating expenses from exceeding 0.80% of average daily net assets per year. This fee waiver and expense reimbursement agreement may be amended or terminated only with the consent of the Board of Directors, including a majority of the Directors who are not "interested persons" as defined under the Investment Company Act of 1940.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                              1 Year                    $82*
                              3 Years                  $255*
                              5 Years                  $444*
                              10 Years                 $990*

--------------------------------------------------------------------------------

* Expenses are calculated based on net annual fund operating expenses after the Investment Manager's fee waivers and expense reimbursements (0.80%).

INVESTMENT MANAGER


Commonfund Asset Management Company, Inc. (the "Investment Manager"), located at 15 Old Danbury Road, Wilton, CT 06897-0812, is an indirect, wholly-owned subsidiary of The Common Fund for Nonprofit Organizations ("Commonfund"). Employees of the Investment Manager also are responsible for Commonfund's investment program, which is composed of more than 34 funds with more than $23 billion in assets as of June 30, 2002, and is conducted in a "manager of managers" format. For the fiscal year ended April 30, 2002, each Fund paid the Investment Manager a management fee (after fee waivers), shown as a percentage of average net assets of the Fund, as follows:

                    CIF Core Equity Fund                       0.41%
                    CIF Small Cap Growth Fund                  0.81%
                    CIF Small Cap Value Fund                   0.82%
                    CIF International Equity Fund              0.23%

The Investment Manager acts as a "manager of managers" for the Funds, and supervises adherence by the Sub-Advisers to each Fund's investment policies and guidelines. The Investment Manager can allocate and reallocate assets among Sub-Advisers and can also recommend the appointment of additional or replacement Sub-Advisers to the Company's Board of Directors. The Investment Manager and the Company have received an exemptive order from the Securities and Exchange Commission (the "SEC") that permits the Investment Manager to hire and terminate Sub-Advisers, subject to the approval of the Board of Directors, without shareholder approval. THE INVESTMENT MANAGER HAS ULTIMATE RESPONSIBILITY (SUBJECT TO OVERSIGHT BY THE BOARD OF DIRECTORS) FOR THE INVESTMENT PERFORMANCE OF THE FUNDS DUE TO ITS RESPONSIBILITY TO ALLOCATE ASSETS TO SUB-ADVISERS AND TO OVERSEE THE SUB-ADVISERS AND RECOMMEND THEIR HIRING, TERMINATION AND REPLACEMENT.


The Investment Manager employs a team to supervise the Sub-Advisers, which includes the following members:


Elizabeth E. Schaefer, Senior Vice President and Head of Equities. Ms. Schaefer assumed the position of Senior Vice President, Head of Equities in October 2001. From May 2001 until October 2001, she was Senior Vice President and Co-Head of Equities and from August 1999 until April 2001, she was Senior Vice President and Head of Domestic Equities. From February 1996 until July 1999 she served as Vice President, Fund Manager of Domestic Equities for Commonfund. Prior to joining Commonfund, Ms. Schaefer was Vice President and Assistant Portfolio Manager/Analyst for the Multi-Manager Equity Fund at Evaluation Associates, Inc., where she was also responsible for the day-to-day monitoring of client portfolios. Ms. Schaefer holds a B.A. from the College of New Rochelle and an M.B.A. from Iona College.

Mark A. Bennett, Managing Director, Fund Manager of the CIF Core Equity Fund and a member of the Equity Team. Mr. Bennett joined the Investment Manager in 1998. Prior to that he was an Investment Consultant for defined benefit services for CIGNA Retirement and Investment Services. From 1993 to 1996, he was an asset allocation analyst and consultant for CIGNA-Connecticut General Pension Services, Inc. He received a B.S. from Bryant College and an M.B.A. from the University of Hartford. Mr. Bennett is a Chartered Financial Analyst and is a member of the Hartford Society of Financial Analysts and the Association for Investment Management and Research.

Lawrence M. Goldsmith, Managing Director, Fund Manager of the CIF Small Cap Growth and CIF Small Cap Value Fund and a member of the Equity Team. Mr. Goldsmith joined the Investment Manager in 1999. Prior to joining Commonfund in 1999, he served as Director -- Trust Investments of Fluor Corporation. Prior to joining Fluor in 1994, Mr. Goldsmith served as the manager of Toyota's U.S.A. headquarters-based retirement plans. He has a B.S. and an M.B.A. from the University of Pennsylvania's Wharton School of Business.

David J. Schofield, Managing Director, Fund Manager of the CIF International Equity Fund and a member of the Equity Team. Mr. Schofield joined the Investment Manager in February 2002. Prior to joining the Investment

Manager, he served as Director, Investment Oversight, at Montgomery Asset Management from 2000 to 2001. Prior to that, he worked at Frank Russell Company as a Senior Equity Analyst researching and evaluating international/global investment managers from 1995 to 2000, and was an equity analyst for Dodge & Cox Investment Management from 1991 to 1995. Mr. Schofield has a B.A. in political science from the University of Pennsylvania, an M.B.A. in finance and marketing from J. L. Kellogg Graduate School of Management, Northwestern University and is a Chartered Financial Analyst.

INVESTMENT SUB-ADVISERS AND PORTFOLIO MANAGERS

CIF CORE EQUITY FUND


o Advanced Investment Technology, Inc. ("AIT"), one of the State Street Global Advisors Companies, which includes all of the advisory affiliates of State Street Corporation, serves as Sub-Adviser to the CIF Core Equity Fund. AIT, located at 311 Park Place Boulevard, Suite 250, Clearwater, FL 33759, provides investment advisory services to individuals, public funds and other institutional investors. Established in 1996, AIT had approximately $615 million in assets under management as of June 30, 2002.

     Douglas Case, CFA, serves as portfolio manager to the CIF Core Equity Fund. Mr. Case is President and Chief Investment Officer of AIT. Mr. Case has been with the firm since 1994 and has over 14 years of investment experience.

o Iridian Asset Management LLC ("Iridian"), located at 276 Post Road West, Westport, CT 06880, provides investment advisory services primarily to institutional clients and investment companies. Established in 1995, Iridian had approximately $10.3 billion in assets under management as of June 30, 2002.

     David L. Cohen and Harold J. Levy serve as portfolio managers to the CIF Core Equity Fund. Each is a Principal/Portfolio Manager and has been with Iridian since its inception in November 1995. Mr. Cohen and Mr. Levy have over 21 and 23 years, respectively, of investment experience.

o John A. Levin & Co., Inc. ("John A. Levin"), located at One Rockefeller Plaza, 25th Floor, New York, NY 10020, provides investment advisory services to individuals, investment companies, and other institutions. Established in 1982, John A. Levin had approximately $13 billion in assets under management as of June 30, 2002.

     An investment team headed by John A. Levin provides investment advice for the CIF Core Equity Fund. Mr. Levin is Chairman and Chief Executive Officer and has been with John A. Levin since its founding in 1982. Mr. Levin has over 39 years of investment experience.

o Marsico Capital Management, LLC ("Marsico Capital"), located at 1200 Seventeenth Street, Suite 1300, Denver, CO 80202, provides investment advisory services to individuals, investment companies, and other institutions. Established in 1997, Marsico Capital had approximately $14 billion in assets under management as of June 30, 2002.

     An investment team headed by Thomas F. Marsico provides investment advice for the CIF Core Equity Fund. Mr. Marsico is Chairman, Chief Executive Officer and Senior Portfolio Manager and has been with Marsico Capital since its founding in 1997. Prior to joining Marsico Capital, Mr. Marsico was a portfolio manager and securities analyst with Janus Capital Corporation from 1986-1997. Mr. Marsico has over 22 years of investment experience.

o SSgA Funds Management, Inc. ("SSgA"), one of the State Street Global Advisors Companies, which includes all of the advisory affiliates of State Street Corporation, located at Two International Place, Boston, MA 02110, provides investment advisory services to registered investment companies. Established in 2001, SSgA had approximately $62 billion in assets under management as of June 30, 2002.

     An investment team at the Enhanced Strategies division headed by Douglas Holmes provides investment advice for the CIF Core Equity Fund. Mr. Holmes is head of the Enhanced Strategies division and has been with the State Street Global Advisors companies since 1984. Mr. Holmes has over 21 years of investment experience.


CIF SMALL CAP GROWTH FUND


o Artisan Partners Limited Partnership ("Artisan"), located at 1000 North Water Street, Suite 1770, Milwaukee, WI 53202, provides investment advisory services to corporations, public funds and other institutional investors. Established in 1995, Artisan had approximately $18.6 billion in assets under management as of June 30, 2002.

     An investment team headed by Carlene M. Ziegler and Marina T. Carlson provides investment advice for the CIF Small Cap Growth Fund. Ms. Ziegler, a Managing Director, has been with Artisan since its organization in January 1995 and has over 21 years of investment experience. Ms. Carlson, a Managing Director, has been with Artisan since April 1999 and has over 16 years experience in the investment business. Prior to joining Artisan, Ms. Carlson was a portfolio manager with Strong Capital Management, Inc. from 1991-1999.

o CapitalWorks Investment Partners, LLC ("CapitalWorks Investment"), located at 402 West Broadway, 25th Floor, San Diego, CA 92101, provides investment advisory services to individuals, investment companies and other institutions. Established in 1998, CapitalWorks Investment had approximately $735 million in assets under management as of June 30, 2002.

     Donovan Garcia, Ken Applegate and Blake Burdine serve as portfolio managers for the CIF Small Cap Growth Fund and together have 26 years of investment industry experience. Mr. Garcia is a Partner of CapitalWorks Investment and has been with the firm since 1998. Mr. Applegate is a Chartered Financial Analyst and has been in the industry since 1995. Mr. Burdine has been in the investment industry since 1992.

o Constitution Research & Management, Inc. ("Constitution Research"), located at 175 Federal Street, 12th Floor, Boston, MA 02110, provides investment advisory services to individuals, investment companies and other institutions. Established in 1989, Constitution Research had approximately $503 million in assets under management as of June 30, 2002.

     Wallace W. Wadman and Richard M. Drury serve as portfolio managers to the CIF Small Cap Growth Fund. Mr. Wadman is Chairman of Constitution Research and has been with the firm since November 1989. He has over 36 years of investment experience. Mr. Drury is President of Constitution Research and has been with the firm since October 1992. He has over 30 years of investment experience.

o Veredus Asset Management, LLC ("Veredus"), located at 6060 Dutchmans Lane, Suite 320, Louisville, KY 40205, provides investment advisory services to individuals, investment companies, and other institutions. Established in 1998, Veredus had approximately $1.1 billion in assets under management as of June 30, 2002.

     An investment team headed by B. Anthony Weber provides investment advice for the CIF Small Cap Growth Fund. Mr. Weber is Chief Investment Officer and has been with the firm since its inception in June 1998. Prior to joining Veredus, Mr. Weber was President of SMC Capital, Inc. from 1993-1998. Mr. Weber has over 21 years of investment experience.


     CIF SMALL CAP VALUE FUND


o High Rock Capital LLC ("High Rock Capital"), located at 28 State Street, Boston, MA 02109, provides investment advisory services to individuals, investment companies and other institutions. Established in 1997, High Rock Capital had approximately $2 billion in assets under management as of June 30, 2002.

     An investment team headed by David L. Diamond provides investment advice for the CIF Small Cap Value Fund. Mr. Diamond is President and Chief Investment Officer of High Rock Capital and founded the firm in November 1997. Prior to founding High Rock Capital, Mr. Diamond was a portfolio manager with The Boston Company Asset Management, Inc. from 1991-1997. Mr. Diamond has over 16 years of investment experience.

o Martingale Asset Management, L.P. ("Martingale"), located at 222 Berkely Street, Boston, MA 02116, provides investment advisory services to corporations, public funds and other institutional investors. Established in 1987, Martingale had approximately $764 million in assets under management as of June 30, 2002.

     An investment team headed by William E. Jacques provides investment advice for the CIF Small Cap Value Fund. Mr. Jacques is Chief Investment Officer of Martingale and has been with the firm since its inception in June 1987. Mr. Jacques has over 26 years of investment experience.

o NorthPointe Capital LLC ("NorthPointe"), located at 201 West Big Beaver, Columbia Center One, 10th Floor, Suite 1000, Troy, MI 48084, provides investment advisory services to corporations, public funds and other institutional investors. Established in 1999, NorthPointe had approximately $1.6 billion in assets under management as of June 30, 2002.

     Jeffrey C. Petherick and Mary C. Champagne serve as portfolio managers to the CIF Small Cap Value Fund. Both have been with NorthPointe since January 2000. Prior to joining NorthPointe, Mr. Petherick and Ms. Champagne were portfolio managers with Loomis, Sayles & Company, LLP from 1990-2000 and 1993-2000, respectively. Mr. Petherick and Ms. Champagne each has over 17 years of investment experience.


o Skyline Asset Management, L.P. ("Skyline"), located at 311 South Wacker Dr., Suite 4500, Chicago, IL 60606, provides investment advisory services to individuals, investment companies and other institutions. Established in 1995, Skyline had approximately $1.5 billion in assets under management as of June 30, 2002.

     An investment team of six investment professionals provides investment advice for the CIF Small Cap Value Fund. William M. Dutton is Managing Partner of Skyline and has been with the firm since its inception in August 1995. Mr. Dutton has over 21 years of investment experience.


CIF INTERNATIONAL EQUITY FUND


o Capital Guardian Trust Company ("Capital Guardian"), located at 333 South Hope, Los Angeles, CA 90071, provides investment advisory services to institutional and private clients. Established in 1931, Capital Guardian had approximately $115.9 billion in assets under management as of June 30, 2002.

     The Capital Guardian International (Non-U.S.) Equity investment team provides investment advice for the CIF International Equity Fund. The investment team is composed of David I. Fisher, Hartmut Giesecke, Arthur Gromadzki, Richard Havas, Nancy J. Kyle, Christopher A. Reed, Robert Ronus, Lionel M. Sauvage, Nilly Sikorsky and Rudolph M. Staehelin. The team has an average of 21 years with Capital Guardian and 25 years of investment experience.

o Grantham, Mayo, Van Otterloo & Co., LLC ("GMO"), located at 40 Rowes Wharf, Boston, MA 02110, provides investment advisory services to individuals, investment companies and other institutions. Established in 1977, GMO had approximately $25.9 billion in assets under management as of June 30, 2002.

     Ann M. Spruill and Jui L. Lai serve as portfolio managers to the CIF International Equity Fund. Ms. Spruill and Mr. Lai have been with GMO since 1990 and 1988, respectively. Ms. Spruill and Mr. Lai each has over 16 years of investment experience.

o TT International Investment Management ("TT International"), located at Martin House, 5 Martin Lane, London, EC4R ODP, England, provides investment advisory services to corporations, public funds and other institutional clients. A U.K.-based partnership established in 1993, TT International had approximately $8 billion in assets under management as of June 30, 2002.

     An investment team headed by Timothy A. Tacchi provides investment advice for the CIF International Equity Fund. Mr. Tacchi is Senior Partner of TT International. He has been with the firm since the partnership's formal inception in July 1993, and since 1988 oversaw investments for the predecessor firm, which he founded and of which he was the sole proprietor. Mr. Tacchi has over 27 years of investment experience.

PURCHASING AND REDEEMING FUND SHARES

This section tells you how to purchase and redeem shares of a Fund.

INVESTING IN THE COMMONFUND INSTITUTIONAL FUNDS -- A SUMMARY

In order to open a new account, you must complete and mail the New Account Application that you receive with this prospectus to:

Commonfund Institutional Funds
15 Old Danbury Road
P.O. Box 812
Wilton, CT 06897-0812

The minimum initial investment for each Fund is $1,000,000 for institutions and $1,000 for Eligible Individuals. The minimum subsequent investment is $1,000, except that no minimum applies to reinvestments from dividends and distributions. The minimum initial investment may be waived by the Investment Manager.

Once you are a shareholder of the Commonfund Institutional Funds you can do the following:

By Telephone - Shareholders can purchase or redeem Fund shares by calling 1-888-TCF-FUND.

By Wire - Shareholders can purchase Fund shares by wiring federal funds to:

    Investors Bank & Trust Company
    ABA #011001438
    Account #020103345

Further Credit: Fund name, shareholder name and shareholder account number must be specified. Please call in advance to let us know that you intend to make an investment.

PURCHASING SHARES

WHEN CAN YOU PURCHASE SHARES?


You may purchase shares of a Fund on any day that the New York Stock Exchange ("NYSE") and the Federal Reserve System are both open for business (a "Business Day").


To open an account:

Please send your completed New Account Application to Commonfund Institutional Funds, 15 Old Danbury Rd., P.O. Box 812, Wilton, CT 06897-0812. All investments must be made by wire. The Funds do not accept checks or cash.

Please call the Funds to let us know that you intend to make an investment. You will need to instruct your bank to wire federal funds to: Investors Bank & Trust Company; ABA #011001438; Account #020103345; Further Credit: Fund name, shareholder name and shareholder account number must be specified.

HOW ARE FUND SHARE PRICES CALCULATED?


The price per share (the offering price) will be the net asset value ("NAV") per share next determined after a Fund receives your purchase order in good order (defined below). Each Fund's NAV is calculated once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m. Eastern time).


NET ASSET VALUE


NAV for one Fund share is the value of that share's portion of all of the net assets in the Fund. In calculating NAV, a Fund generally values its portfolio at market price. If market prices are unavailable or the Fund determines that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Directors. In the event the Fund determines a price is unreliable, it may value the security at a price that is different from the market price. A Fund may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Fund does not calculate its NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.


ACCEPTANCE OF SUBSCRIPTIONS

In order for your purchase to be processed on the trade date, your order must be received in good order prior to the time the Fund determines its NAV. To be in good order, a Fund must receive funds by 3:00 p.m. Eastern time. A Fund may reject any purchase order if it is determined that accepting the order would not be in the best interests of the Fund or its shareholders.

PURCHASING ADDITIONAL SHARES


Current shareholders are eligible to purchase shares by phone by calling 1-888-TCF-FUND if they have requested that privilege by checking the appropriate box on the New Account Application. Purchases of additional shares may also be effected by contacting the Funds directly by mail.


TELEPHONE TRANSACTIONS

Purchasing or redeeming Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions reasonably believed to be genuine. If you or your financial institution transact with the Funds by telephone, you will generally bear the risk of any loss.

REDEEMING SHARES

You may redeem your shares on any Business Day by contacting the Funds directly by mail or telephone (1-888-TCF-FUND). The redemption price of each share will be the NAV next determined after a Fund receives your request. Payments in redemption will be made by wire transfer to the account designated in your New Account Application or another account that has properly been designated with a signature guarantee.

SIGNATURE GUARANTEES


A signature guarantee is a widely accepted way to protect shareholders by verifying signatures. The signature(s) must be guaranteed by an acceptable financial institution such as a national or state bank, a trust company, a federal savings and loan association, a credit union or a broker-dealer that is a member of a national securities exchange. Notarization is not acceptable. Financial institutions that participate in one of the medallion signature programs must use the specific "Medallion Guaranteed" stamp.


METHODS FOR REDEEMING SHARES

By Mail -- If you wish to redeem shares of a Fund by mail, send a letter to Commonfund Institutional Funds with your name and account number, the Fund name and the amount of your request. All letters must be signed by the owner(s) of the account. In certain circumstances, additional documentation may be required. You may obtain additional details by phoning 1-888-TCF-FUND.

By Telephone -- When filling out your New Account Application, you are given the opportunity to establish telephone redemption privileges.

Systematic Withdrawal Plan --You may arrange monthly, quarterly, semi-annual or annual automatic withdrawals (redemptions) from your account.

REDEMPTIONS IN KIND -- The Funds generally pay redemption proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of a Fund's remaining shareholders), a Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). In the highly unlikely event that your shares are redeemed in kind, you will have to pay transaction costs to sell the securities distributed to you. In addition, the securities will be subject to market risks until you sell them.


SUSPENSION OF YOUR RIGHT TO REDEEM SHARES -- A Fund may suspend your right to redeem shares if the NYSE restricts trading, the SEC declares an emergency or for such other periods as the SEC may by order permit.


INVOLUNTARY SALES OF YOUR SHARES -- If your account balance drops below the required minimum of $1,000,000 for institutions or $1,000 for Eligible Individuals as a result of shareholder redemptions, a Fund may redeem your shares. You will always be given at least 60 days' written notice to give you time to add to your account and avoid redemption of your shares.


RECEIVING YOUR MONEY

Normally, a Fund will send your redemption proceeds the next Business Day after it receives your request. In unusual circumstances, it may take up to seven days. Proceeds will be wired to your properly designated account at a financial institution.

DISTRIBUTION OF FUND SHARES

Commonfund Securities, Inc. is the distributor of the Funds and receives no compensation from the Funds for that service.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Funds declare and pay dividends quarterly. The Funds make distributions of capital gains, if any, at least annually.


Each Fund automatically reinvests all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to the Fund.


TAXES

Each Fund is managed without regard to tax consequences to shareholders. Shareholders seeking to finance tax obligations may need to redeem shares.


Each Fund will distribute substantially all of its net investment income and net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. This is true whether or not such dividends or distributions are received in cash or are reinvested in additional shares of a Fund. A Fund's distribution of these amounts is taxed as ordinary income or capital gains. Capital gains distributions may be taxable at different rates depending on the length of time a Fund holds its portfolio securities. Dividends from a Fund's long-term capital gains are taxable as capital gains, while dividends from short-term capital gains and net investment income generally are taxable as ordinary income. EACH SALE OR EXCHANGE OF FUND SHARES IS A TAXABLE EVENT.


This summary is based on current tax laws, which may change.

MORE INFORMATION ABOUT TAXES IS IN THE SAI.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund's financial performance for the period of its operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with each Fund's financial statements, are included in the annual report. The annual report is available upon request without charge by calling 1-888-TCF-FUND.

                         COMMONFUND INSTITUTIONAL FUNDS
      FINANCIAL HIGHLIGHTS - FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

CIF CORE EQUITY FUND


                                                                            For the Period
                                                                           January 2, 2001
                                                     For the Fiscal         (Commencement
                                                       Year Ended           of Operations)
                                                     April 30, 2002        to April 30, 2001
                                                     --------------        -----------------
Net Asset Value, beginning of period..................   $ 9.56                 $10.00
                                                         ------                 ------
Income from Investment Operations:
    Net investment income (loss)......................     0.06                   0.03
    Net realized and unrealized gain (loss) on
      investments.....................................    (0.84)                 (0.44)
                                                          ------                 ------
      Total from Investment Operations:...............    (0.78)                 (0.41)
                                                         ------                 ------
Less Distributions:
    Dividends from net investment income..............    (0.06)                 (0.03)
                                                         ------                 ------
    From net realized gain on investments.............      -                     -
                                                         ------                 ------
      Total distributions.............................    (0.06)                 (0.03)
                                                         ------                 ------
Net increase (decrease) in net asset value............    (0.84)                 (0.44)
                                                         ------                 ------
Net Asset Value, end of period........................   $ 8.72                 $ 9.56
                                                         ======                 ======
      Total Return (a)................................    (8.13%)                (4.09%)**
RATIOS/SUPPLEMENTAL DATA
Net Assets, end of period (000's)..................... $136,053               $104,813
Ratios to average net assets:
    Net investment income (after reimbursement
    and waiver of certain operating expenses).........     0.71%                  1.07%*
    Net investment income (before reimbursement
    and waiver of certain operating expenses).........     0.67%                  0.80%*
    Operating expenses (after reimbursement and
    waiver of certain operating expenses).............     0.55%                  0.55%*
    Operating expenses (before reimbursement
    and waiver of certain operating expenses).........     0.59%                  0.82%*
Portfolio Turnover Rate...............................    66.43%                 20.00%**


 *   Annualized.

**   Not annualized.

(a) Total return would have been lower had certain expenses not been waived.

CIF SMALL CAP GROWTH FUND

                                                                            For the Period
                                                                           January 2, 2001
                                                     For the Fiscal         (Commencement
                                                       Year Ended           of Operations)
                                                     April 30, 2002        to April 30, 2001
                                                     --------------        -----------------
Net Asset Value, beginning of period...............      $ 9.61                 $10.00
                                                         ------                 ------
Income from Investment Operations:
    Net investment income (loss)...................       (0.05)                 (0.01)
    Net realized and unrealized gain (loss) on
      investments..................................       (1.28)                 (0.38)
                                                         ------                 ------
      Total from Investment Operations:............       (1.33)                 (0.39)
                                                         ------                 ------
Less Distributions:
    Dividends from net investment income...........         -                       -
                                                         ------                 ------
    From net realized gain on investments..........         -                       -
                                                         ------                 ------
      Total distributions..........................         -                       -
                                                         ------                 ------
Net increase (decrease) in net asset value.........       (1.33)                 (0.39)
                                                         ------                 ------
Net Asset Value, end of period.....................      $ 8.28                 $ 9.61
                                                         ======                 ======
      Total Return (a).............................      (13.84%)                (3.90%)**
RATIOS/SUPPLEMENTAL DATA
Net Assets, end of period (000's)..................     $73,861                $58,267
Ratios to average net assets:
    Net investment income (after reimbursement
    and waiver of certain operating expenses)......       (0.73%)                (0.45)%*
    Net investment income (before reimbursement
    and waiver of certain operating expenses)......       (0.82%)                (0.80)%*
    Operating expenses (after reimbursement and
    waiver of certain operating expenses)..........        1.00%                  1.00%*
    Operating expenses (before reimbursement
    and waiver of certain operating expenses)......        1.09%                  1.35%*
Portfolio Turnover Rate............................      209.55%                 67.62%**

 *   Annualized.

**   Not annualized.

(a) Total return would have been lower had certain expenses not been waived.

CIF SMALL CAP VALUE FUND

                                                                            For the Period
                                                                           January 2, 2001
                                                     For the Fiscal         (Commencement
                                                       Year Ended           of Operations)
                                                     April 30, 2002        to April 30, 2001
                                                     --------------        -----------------
Net Asset Value, beginning of period................     $10.72                $10.00
                                                         ------                ------
Income from Investment Operations:
    Net investment income (loss)....................       0.06                  0.03
    Net realized and unrealized gain (loss) on
      investments...................................       1.38                  0.72
                                                         ------                ------
      Total from Investment Operations:.............       1.44                  0.75
                                                         ------                ------
Less Distributions:
    Dividends from net investment income............      (0.06)                (0.03)
                                                         ------                ------
    From net realized gain on investments...........      (0.62)                  -
                                                         ------                ------
      Total distributions...........................      (0.68)                (0.03)
                                                         ------                ------
Net increase (decrease) in net asset value..........       0.76                  0.72
                                                         ------                ------
Net Asset Value, end of period......................     $11.48                $10.72
                                                         ======                ======
      Total Return (a)..............................      13.91%                 7.51%**
RATIOS/SUPPLEMENTAL DATA
Net Assets, end of period (000's)...................    $86,261               $65,159
Ratios to average net assets:
    Net investment income (after reimbursement
    and waiver of certain operating expenses).......       0.53%                 0.98%*
    Net investment income (before reimbursement
    and waiver of certain operating expenses).......       0.45%                 0.66%*
    Operating expenses (after reimbursement and
    waiver of certain operating expenses)...........       1.00%                 1.00%*
    Operating expenses (before reimbursement
    and waiver of certain operating expenses).......       1.08%                 1.32%*
Portfolio Turnover Rate.............................     208.87%                54.23%**

 *   Annualized.

**   Not annualized.

(a) Total return would have been lower had certain expenses not been waived.

CIF INTERNATIONAL EQUITY FUND


                                                                            For the Period
                                                                           January 2, 2001
                                                     For the Fiscal         (Commencement
                                                       Year Ended           of Operations)
                                                     April 30, 2002       to April 30, 2001
                                                     --------------      --------------------
Net Asset Value, beginning of period............         $ 9.37                $10.00
                                                         ------                ------
Income from Investment Operations:
    Net investment income (loss)................           0.08                  0.04
    Net realized and unrealized gain (loss) on
      investments...............................          (1.12)                (0.63)
                                                         ------                ------
      Total from Investment Operations:.........          (1.04)                (0.59)
                                                         ------                ------
Less Distributions:
    Dividends from net investment income........          (0.10)                (0.04)
    From net realized gain on investments.......            -                     -
                                                         ------                ------
      Total distributions.......................          (0.10)                (0.04)
                                                         ------                ------
Net increase (decrease) in net asset value......          (1.14)                (0.63)
                                                         ------                ------
Net Asset Value, end of period..................         $ 8.23                $ 9.37
                                                         ======                ======
      Total Return (a)..........................         (11.10%)               (5.89%)**
RATIOS/SUPPLEMENTAL DATA
Net Assets, end of period (000's)...............       $101,302               $98,887
Ratios to average net assets:
    Net investment income (after reimbursement
    and waiver of certain operating expenses)...           1.01%                 1.37%*
    Net investment income (before reimbursement
    and waiver of certain operating expenses)...           0.54%                 1.08%*
    Operating expenses (after reimbursement and
    waiver of certain operating expenses).......           0.80%                 0.80%*
    Operating expenses (before reimbursement
    and waiver of certain operating expenses)...           1.27%                 1.09%*
Portfolio Turnover Rate.........................          66.04%                21.34%**


 *   Annualized.

**   Not annualized.

(a) Total return would have been lower had certain expenses not been waived.

COMMONFUND INSTITUTIONAL FUNDS


INVESTMENT MANAGER                                  LEGAL COUNSEL
Commonfund Asset Management Company, Inc.           Morgan, Lewis & Bockius LLP
                                                    1701 Market Street
                                                    Philadelphia, PA 19103
DISTRIBUTOR

Commonfund Securities, Inc.

More information about Commonfund Institutional Funds is available without charge through the following:


STATEMENT OF ADDITIONAL INFORMATION ("SAI")

The SAI dated September 1, 2002 includes more detailed information about Commonfund Institutional Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus. Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year.


TO OBTAIN MORE INFORMATION ABOUT THE FUNDS:

BY TELEPHONE: Call 1-888-TCF-FUND

BY MAIL: Write to

Commonfund Institutional Funds
15 Old Danbury Road
P.O. Box 812
Wilton, CT 06897-0812

BY INTERNET: http://www.commonfund.org


FROM THE SEC: You can also obtain the SAI or the Annual or Semi-Annual Reports, as well as other information about Commonfund Institutional Funds, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Company's Investment Company Act registration number is 811-9555.

                         COMMONFUND INSTITUTIONAL FUNDS

                         CIF INFLATION-INDEXED BOND FUND
                             CIF SHORT DURATION FUND
                           CIF LOW DURATION BOND FUND
                             CIF CORE PLUS BOND FUND
                              CIF CORE EQUITY FUND
                            CIF SMALL CAP GROWTH FUND
                            CIF SMALL CAP VALUE FUND
                          CIF INTERNATIONAL EQUITY FUND

                               INVESTMENT MANAGER
                    COMMONFUND ASSET MANAGEMENT COMPANY, INC.

                             INVESTMENT SUB-ADVISERS


                      ADVANCED INVESTMENT TECHNOLOGY, INC.
                      ARTISAN PARTNERS LIMITED PARTNERSHIP
                            BLACKROCK ADVISORS, INC.
                         CAPITAL GUARDIAN TRUST COMPANY
                        CAPITALWORKS INVESTMENT PARTNERS
                     CONSTITUTION RESEARCH & MANAGEMENT, LLC
                     GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC
                              HIGH ROCK CAPITAL LLC
                          IRIDIAN ASSET MANAGEMENT LLC
                            JOHN A. LEVIN & CO. INC.
                         MARSICO CAPITAL MANAGEMENT, LLC
                        MARTINGALE ASSET MANAGEMENT, L.P.
                       METROPOLITAN WEST ASSET MANAGEMENT
                             NORTHPOINTE CAPITAL LLC
                            SEIX INVESTMENT ADVISORS
                         SKYLINE ASSET MANAGEMENT, L.P.
                           SSGA FUNDS MANAGEMENT, INC.
                     TT INTERNATIONAL INVESTMENT MANAGEMENT
                          VEREDUS ASSET MANAGEMENT, LLC
                       WELLINGTON MANAGEMENT COMPANY, LLP
                        WESTERN ASSET MANAGEMENT COMPANY
                    WESTERN ASSET MANAGEMENT COMPANY LIMITED


                                   DISTRIBUTOR
                           COMMONFUND SECURITIES, INC.



This Statement of Additional Information ("SAI") is not a prospectus and relates only to the CIF Inflation-Indexed Bond, CIF Short Duration, CIF Low Duration Bond, CIF Core Plus Bond, CIF Core Equity, CIF Small Cap Growth, CIF Small Cap Value and CIF International Equity Funds (each a "Fund" and, collectively, the "Funds"). The SAI is intended to provide additional information regarding the activities and operations of the Commonfund Institutional Funds (the "Company") and should be read in conjunction with the Funds' prospectuses dated September 1, 2002. The Annual Report dated April 30, 2002 of the Funds is incorporated by reference and is hereby deemed to be part of this SAI. Unless previously provided, the Annual Report must be delivered with the SAI. The prospectuses, SAI or Annual Report may be obtained without charge by calling 1-888-TCF-FUND.

September 1, 2002

                                TABLE OF CONTENTS


THE COMPANY...................................................................3

INVESTMENT OBJECTIVES AND POLICIES............................................3

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS........................12

INVESTMENT LIMITATIONS.......................................................27

THE INVESTMENT MANAGER.......................................................29

FUND ADMINISTRATION..........................................................32

CUSTODIAN....................................................................33

EXPERTS .....................................................................33

LEGAL COUNSEL................................................................33

DISTRIBUTION.................................................................33

DIRECTORS AND OFFICERS OF THE COMPANY........................................33

COMPUTATION OF YIELD AND TOTAL RETURN, PERFORMANCE COMPARISONS...............38

PURCHASE AND REDEMPTION OF SHARES............................................42

DETERMINATION OF NET ASSET VALUE.............................................42

TAXES    ....................................................................42

PORTFOLIO TRANSACTIONS.......................................................44

CODE OF ETHICS...............................................................46

VOTING ......................................................................47

CONTROL PERSONS..............................................................47

DESCRIPTION OF SHARES........................................................47

FINANCIAL STATEMENTS.........................................................50

APPENDIX ...................................................................A-1

THE COMPANY

This SAI is not a prospectus and relates only to the CIF Inflation-Indexed Bond Fund, CIF Short Duration Fund, CIF Low Duration Bond Fund, CIF Core Plus Bond Fund, CIF Core Equity Fund, CIF Small Cap Growth Fund, CIF Small Cap Value Fund, and CIF International Equity Fund (each a "Fund" and, collectively, the "Funds"). Each Fund is a separate series of Commonfund Institutional Funds (the "Company"), an open-end management investment company established as a Delaware business trust under an Agreement and Declaration of Trust dated August 7, 1999. The Agreement and Declaration of Trust permits the Company to offer separate series of units of beneficial interest ("shares"), and separate classes of shares within the Funds. Each Fund share represents an equal proportionate interest in its respective Fund.

INVESTMENT OBJECTIVES AND POLICIES

Each Fund may invest in various instruments or utilize varying strategies to achieve its investment objective. The permissible instruments or strategies for each Fund are described below. There can be no assurance that the Funds will achieve their investment objectives.

CIF INFLATION-INDEXED BOND FUND - The Fund seeks to maximize real return to the extent consistent with preservation of capital and liquidity.

The CIF Inflation-Indexed Bond Fund invests primarily in U.S. Treasury Inflation Indexed Securities. Inflation-indexed securities are fixed income securities that are structured to provide protection against inflation. The value of a bond's principal, or the interest paid on the bond, is adjusted to track changes in the U.S. Consumer Price Index. Up to 20% of the Fund may be invested in investment grade securities that are not indexed to inflation. Investment grade securities are those rated in one of the four highest categories at the time of investment, or determined by a Sub-Adviser to be of equivalent quality. The benchmark for the Fund is the Lehman Brothers U.S. TIPS Index. The Fund will normally maintain effective duration within (+/-) 1.5 years of the Lehman Brothers U.S. TIPS Index.

Under normal circumstances, at least 80% of the net assets of the Fund will be invested in fixed income securities linked to inflation. The Fund will notify its shareholders at least 60 days prior to any change to this policy. For purposes of this policy, net assets means net assets plus the amount of any borrowings for investment purposes.

Please consult the text under the following captions in the "Description of Permitted Investments and Risk Factors" section to review features of various instruments in which the Fund may invest and of various investment strategies that may be used by the Fund:

----------------------------------------------------------------------------------------------------------------------
Asset-Backed Securities                  Bankers' Acceptances and Bank          Borrowing
                                         Obligations
----------------------------------------------------------------------------------------------------------------------
Certificates of Deposit                  Corporate Bonds                        Derivatives
----------------------------------------------------------------------------------------------------------------------
Fixed Income Securities                  Floaters and Inverse Floaters          Futures Contracts and Options on
                                                                                Futures Contracts
----------------------------------------------------------------------------------------------------------------------
High Yield Securities                    Investment Company Securities          Investment Grade Securities
----------------------------------------------------------------------------------------------------------------------
Loan Participation and Assignments       Money Market Instruments               Mortgage-Related Securities
----------------------------------------------------------------------------------------------------------------------
Municipals                               Options                                Portfolio Turnover
----------------------------------------------------------------------------------------------------------------------
Repurchase Agreements                    Restricted Securities                  Rights
----------------------------------------------------------------------------------------------------------------------
Temporary Investments                    U.S. Government Securities             Variable and Floating Rate
                                                                                Instruments
----------------------------------------------------------------------------------------------------------------------
When-Issued and Delayed Delivery         Yankee Dollars                         Warrants
Securities
----------------------------------------------------------------------------------------------------------------------
Zero Coupons, Pay-In-Kind Securities
or Deferred Payment Securities
----------------------------------------------------------------------------------------------------------------------

CIF SHORT DURATION FUND - The Fund seeks to provide current interest income with some price appreciation, each as consistent with liquidity and safety of principal.

The CIF Short Duration Fund invests primarily in a diversified portfolio of securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities, obligations of U.S. and foreign commercial banks, corporate debt securities, including commercial paper, and fully-collateralized repurchase agreements with highly rated counterparties. The fixed income securities acquired by the Fund may include mortgage-backed and asset-backed securities. The Fund will invest only in fixed income securities rated at the time of investment in one of the three highest rating categories by a major rating agency, or determined by a Sub-Adviser to be of equivalent quality. The benchmark for the Fund is the Merrill Lynch 3-month U.S. Treasury Bill Index.

The Fund's investment strategies are designed to produce a total rate of return that exceeds the total return on 90 day U.S. Treasury bills. The Fund seeks to minimize fluctuation in net asset value by maintaining high credit quality standards and employing a relatively short effective duration. Duration is a measure of a security's price volatility, or risk, associated with changes in interest rates. The Fund's effective duration generally will not exceed one year, and the maximum remaining maturity of any individual security will be five and one-half years, except for certain mortgage-related and asset-backed securities. Please consult the text under the following captions in the "Description of Permitted Investments and Risk Factors" section to review features of various instruments in which the Fund may invest and of various investment strategies that may be used by the Fund:

----------------------------------------------------------------------------------------------------------------------
Asset-Backed Securities                  Bankers' Acceptances and Bank          Borrowing
                                         Obligations
----------------------------------------------------------------------------------------------------------------------
Certificates of Deposit                  Corporate Bonds                        Derivatives
----------------------------------------------------------------------------------------------------------------------
Fixed Income Securities                  Floaters and Inverse Floaters          Foreign Securities
----------------------------------------------------------------------------------------------------------------------
Futures Contracts and Options on         Investment Company Securities          Investment Grade Securities
Futures Contracts
----------------------------------------------------------------------------------------------------------------------
Mortgage-Related Securities              Money Market Instruments               Options
----------------------------------------------------------------------------------------------------------------------
Portfolio Turnover                       Repurchase Agreements                  Restricted Securities
----------------------------------------------------------------------------------------------------------------------
Rights                                   Temporary Investments                  U.S. Government Securities
----------------------------------------------------------------------------------------------------------------------
Variable and Floating Rate Instruments   Warrants                               When-Issued and Delayed Delivery
                                                                                Securities
----------------------------------------------------------------------------------------------------------------------
Yankee Dollars                           Zero Coupons, Pay-In-Kind Securities
                                         or Deferred Payment Securities
----------------------------------------------------------------------------------------------------------------------

CIF LOW DURATION BOND FUND - The Fund seeks to preserve capital and provide higher total return than is generally obtainable from money market instruments.


The CIF Low Duration Bond Fund invests primarily in a diversified portfolio of dollar denominated investment grade bonds, including obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities, as well as corporate, asset-backed and mortgage-backed securities. Investment grade securities are those rated in one of the four highest rating categories at the time of investment, or determined by a Sub-Adviser to be of equivalent quality. The Fund may invest up to 20% of its assets in other fixed-income securities, including non-dollar denominated securities and securities rated below investment grade at the time of purchase. The benchmark for the Fund is the Merrill Lynch 1-3 Year Treasury Index. The Fund will maintain an average portfolio duration of between one and three years. The Fund may use futures, options and other fixed income derivatives as part of its investment strategy.


Under normal circumstances, at least 80% of the net assets of the Fund will be invested in fixed income securities. The Fund will notify its shareholders at least 60 days prior to any change to this policy. For purposes of this policy, net assets means net assets plus the amount of any borrowings for investment purposes.

Please consult the text under the following captions in the "Description of Permitted Investments and Risk Factors" section to review features of various instruments in which the Fund may invest and of various investment strategies that may be used by the Fund:

----------------------------------------------------------------------------------------------------------------------
Asset-Backed Securities                  Bankers' Acceptances and Bank          Borrowing
                                         Obligations
----------------------------------------------------------------------------------------------------------------------
Certificates of Deposit                  Corporate Bonds                        Derivatives
----------------------------------------------------------------------------------------------------------------------
Eurodollar Obligations                   Fixed Income Securities                Floaters and Inverse Floaters
----------------------------------------------------------------------------------------------------------------------
Foreign Securities                       Futures Contracts and Options on       High Yield Securities
                                         Futures Contracts
----------------------------------------------------------------------------------------------------------------------
Investment Company Securities            Investment Grade Securities            Loan Participation and Assignments
----------------------------------------------------------------------------------------------------------------------
Money Market Instruments                 Mortgage-Related Securities            Municipals
----------------------------------------------------------------------------------------------------------------------
Options                                  Portfolio Turnover                     Repurchase Agreements
----------------------------------------------------------------------------------------------------------------------
Restricted Securities                    Rights                                 Temporary Investments
----------------------------------------------------------------------------------------------------------------------
U.S. Government Securities               Variable and Floating Rate             Warrants
                                         Instruments
----------------------------------------------------------------------------------------------------------------------
When-Issued and Delayed Delivery         Yankee Dollars                         Zero Coupons, Pay-In-Kind Securities
Securities                                                                      or Deferred Payment Securities
----------------------------------------------------------------------------------------------------------------------

CIF CORE PLUS BOND FUND - The Fund seeks to provide high current income and price appreciation.


The CIF Core Plus Bond Fund invests primarily in investment grade bonds and other fixed income securities in an attempt to outperform the broad U.S. bond market. Investment grade securities are those rated in one of the four highest rating categories at the time of investment, or determined by a Sub-Adviser to be of equivalent quality. The Fund also may invest up to 20% of its assets in securities rated below investment grade, but in one of the six highest rating categories, and up to 20% of its assets in non-dollar denominated securities. The Sub-Advisers may invest in certain derivatives and may use certain techniques, such as currency hedging in order to outperform the broad market. The benchmark for the Fund is the Lehman Brothers Aggregate Bond Index. The Fund will be managed to have a targeted duration within a band of (+/-) 20% around the duration of the benchmarks.


The Fund seeks to achieve its investment objective by maintaining a core portfolio of securities that is aligned with the composition and duration of the Fund's benchmark index, which tracks the overall U.S. bond market. The Sub-Advisers then seek to add value by investing a portion of the Fund's assets in fixed income securities that are not represented in the benchmark and using investment techniques designed to overweight or underweight the Fund's portfolio relative to benchmark characteristics.

Under normal circumstances, at least 80% of the net assets of the Fund will be invested in fixed income securities. The Fund will notify its shareholders at least 60 days prior to any change to this policy. For purposes of this policy, net assets means net assets plus the amount of any borrowings for investment purposes.

Please consult the text under the following captions in the "Description of Permitted Investments and Risk Factors" section to review features of various instruments in which the Fund may invest and of various investment strategies that may be used by the Fund:

----------------------------------------------------------------------------------------------------------------------
Asset-Backed Securities                  Bankers' Acceptances and Bank          Borrowing
                                         Obligations
----------------------------------------------------------------------------------------------------------------------
Certificates of Deposit                  Corporate Bonds                        Derivatives
----------------------------------------------------------------------------------------------------------------------
Eurodollar Obligations                   Fixed Income Securities                Floaters and Inverse Floaters
----------------------------------------------------------------------------------------------------------------------
Foreign Securities                       Futures Contracts and Options on       High Yield Securities
                                         Futures Contracts
----------------------------------------------------------------------------------------------------------------------
Illiquid Securities                      Investment Company Securities          Investment Grade Securities
----------------------------------------------------------------------------------------------------------------------
Loan Participation and Assignments       Money Market Instruments               Mortgage-Related Securities
----------------------------------------------------------------------------------------------------------------------
Municipals                               Options                                Portfolio Turnover
----------------------------------------------------------------------------------------------------------------------
Repurchase Agreements                    Restricted Securities                  Rights
----------------------------------------------------------------------------------------------------------------------
Temporary Investments                    U.S. Government Securities             Variable and Floating Rate
                                                                                Instruments
----------------------------------------------------------------------------------------------------------------------
Warrants                                 When-Issued and Delayed Delivery       Yankee Dollars
                                         Securities
----------------------------------------------------------------------------------------------------------------------
Zero Coupons, Pay-In-Kind Securities
or Deferred Payment Securities
----------------------------------------------------------------------------------------------------------------------

CIF CORE EQUITY FUND - The Fund seeks to provide long-term capital appreciation.

The CIF Core Equity Fund invests primarily in a diversified portfolio of common stocks and securities convertible into common stocks of large and medium capitalization U.S. companies. Generally, these issuers will have market capitalizations in the range of the companies in the S&P 500 Composite Index, which is the benchmark index for the Fund. The Fund is designed to add value over its benchmark primarily through stock selection, rather than sector or style variance, with volatility similar to that of its benchmark index.

The Fund seeks to achieve its investment objective through the construction of "core" and "satellite" portfolios. The "core" portfolio, which ordinarily will comprise approximately 40% of the Fund, utilizes a single Sub-Adviser to track the S&P 500 Composite Index in terms of sector, industry and capitalization, while adding value through stock selection. The remainder of the Fund is comprised of multiple "satellite" portfolios whose Sub-Advisers apply a specific investment strategy, such as growth or value, which may deviate from the benchmark in terms of volatility, capitalization and sector selection. The Fund may use derivative instruments for both hedging and non-hedging purposes.

Under normal circumstances, at least 80% of the net assets of the Fund will be invested in equity securities. The Fund will notify its shareholders at least 60 days prior to any change to this policy. For purposes of this policy, net assets means net assets plus the amount of any borrowings for investment purposes.

Please consult the text under the following captions in the "Description of Permitted Investments and Risk Factors" section to review features of various instruments in which the Fund may invest and of various investment strategies that may be used by the Fund:

----------------------------------------------------------------------------------------------------------------------
Borrowing                                Common Stocks                          Convertible Securities
----------------------------------------------------------------------------------------------------------------------
Depositary Receipts                      Derivatives                            Foreign Securities
----------------------------------------------------------------------------------------------------------------------
Futures Contracts and Options on         Investment Company Securities          Money Market Instruments
Futures Contracts
----------------------------------------------------------------------------------------------------------------------
Options                                  Portfolio Turnover                     Preferred Stocks
----------------------------------------------------------------------------------------------------------------------
Repurchase Agreements                    Restricted Securities                  Rights
----------------------------------------------------------------------------------------------------------------------
Temporary Investments                    U.S. Government Securities             Warrants
----------------------------------------------------------------------------------------------------------------------

CIF SMALL CAP GROWTH FUND - The Fund seeks to provide long-term capital appreciation.

The CIF Small Cap Growth Fund invests primarily in growth oriented equity securities of small U.S. companies. Generally, these issuers will have market capitalizations in the range of the companies in the Russell 2000 Growth Index, which is the benchmark index for the Fund. The Fund is designed to add value primarily through stock selection, rather than sector or style variance, with volatility similar to that of its benchmark index.

The Fund seeks to achieve its objective by emphasizing investment in companies that the Sub-Advisers believe have strong earnings momentum, dominant market share in growing industries and positive changes in analysts' expectations or better than anticipated earnings reports. The Fund is constructed around three principal strategies: core, aggressive and defensive. The core strategy generally will have risk and portfolio characteristics similar to the Russell 2000 Growth Index. The aggressive strategy generally is more volatile and provides for greater sector variances than the Russell 2000 Growth Index. The defensive strategy is designed to have lower volatility and add value primarily during down markets. The Fund may use derivative instruments for both hedging and non-hedging purposes.

Under normal circumstances, at least 80% of the net assets of the Fund will be invested in equity securities of small companies. The Fund will notify its shareholders at least 60 days prior to any change to this policy. For purposes of this policy, net assets means net assets plus the amount of any borrowings for investment purposes.

Please consult the text under the following captions in the "Description of Permitted Investments and Risk Factors" section to review features of various instruments in which the Fund may invest and of various investment strategies that may be used by the Fund:

----------------------------------------------------------------------------------------------------------------------
Borrowing                                Common Stocks                          Convertible Securities
----------------------------------------------------------------------------------------------------------------------
Depositary Receipts                                                             Foreign Securities
                                         Derivatives
----------------------------------------------------------------------------------------------------------------------
Futures Contracts and Options on         Investment Company Securities          Money Market Instruments
Futures Contracts
----------------------------------------------------------------------------------------------------------------------
Options                                  Portfolio Turnover                     Preferred Stocks
----------------------------------------------------------------------------------------------------------------------
Repurchase Agreements                    Restricted Securities                  Rights
----------------------------------------------------------------------------------------------------------------------
Temporary Investments                    U.S. Government Securities             Warrants
----------------------------------------------------------------------------------------------------------------------

CIF SMALL CAP VALUE FUND - The Fund seeks to provide long-term capital appreciation.

The CIF Small Cap Value Fund invests primarily in value oriented equity securities of small U.S. companies. Generally, these issuers will have market capitalizations in the range of companies in the Russell 2000 Value Index, which is the benchmark index for the Fund. The Fund is designed to add value primarily through stock selection, rather than sector or style rotation, and to exhibit volatility similar to that of its benchmark index.

The Fund seeks to achieve its objective by emphasizing investments in companies that exhibit traditional value characteristics, such as below average price-to-earnings, price-to-book value and price-to-cash flow ratios. The Fund is constructed using multiple strategies designed to select different types of companies in the benchmark index. The Fund may use derivative instruments for both hedging and non-hedging purposes.

Under normal market conditions, at least 80% of the net assets of the Fund will be invested in equity securities of small companies. The Fund will notify its shareholders at least 60 days prior to any change to this policy. For purposes of this policy, net assets means net assets plus the amount of any borrowings for investment purposes.

Please consult the text under the following captions in the "Description of Permitted Investments and Risk Factors" section to review features of various instruments in which the Fund may invest and of various investment strategies that may be used by the Fund:


----------------------------------------------------------------------------------------------------------------------
Borrowing                                Common Stocks                          Convertible Securities
----------------------------------------------------------------------------------------------------------------------
Depositary Receipts                      Derivatives                            Foreign Securities
----------------------------------------------------------------------------------------------------------------------
Futures Contracts and Options on         Investment Company Securities          Money Market Instruments
Futures Contracts
----------------------------------------------------------------------------------------------------------------------
Options                                  Portfolio Turnover                     Preferred Stocks
----------------------------------------------------------------------------------------------------------------------
Repurchase Agreements                    Restricted Securities                  Rights
----------------------------------------------------------------------------------------------------------------------
Temporary Investments                    U.S. Government Securities             Warrants
----------------------------------------------------------------------------------------------------------------------

CIF INTERNATIONAL EQUITY FUND - The Fund seeks to provide long-term capital appreciation.

The CIF International Equity Fund invests primarily in common stocks and other equity securities of foreign companies. The Fund generally invests in equity securities of non-U.S. issuers represented in the MSCI EAFE (Europe, Australasia, Far East) Index, which is the benchmark index for the Fund and includes most developed countries in those regions. The Fund also may invest up to 10% of its assets in equity securities of issuers located in emerging markets. The Fund may enter into forward and futures contracts to hedge currency exposure.


The Fund seeks to achieve its investment objective through the construction of "core" and "satellite" portfolios. The "core" portfolio, which ordinarily will comprise approximately 50% of the Fund, utilizes a market-oriented Sub-Adviser with a strong bottom-up stock selection and sector allocation process that favors both value and growth stocks. "Satellite" portfolios whose Sub-Advisers apply a more targeted investment strategy, such as growth or value, and which may deviate more from the benchmark in terms of volatility and stock selection will comprise up to 50% of the Fund. The Fund may invest up to 10% of its assets in a passively managed international equity index strategy.


Under normal circumstances, at least 80% of the net assets of the Fund will be invested in equity securities. The Fund will notify its shareholders at least 60 days prior to any change to this policy. For purposes of this policy, net assets means net assets plus the amount of any borrowings for investment purposes.

Please consult the text under the following captions in the "Description of Permitted Investments and Risk Factors" section to review features of various instruments in which the Fund may invest and of various investment strategies that may be used by the Fund:


----------------------------------------------------------------------------------------------------------------------
Borrowing                                Common Stocks                          Convertible Securities
----------------------------------------------------------------------------------------------------------------------
Depositary Receipts                      Derivatives                            Eurodollar Obligations
----------------------------------------------------------------------------------------------------------------------
Foreign Securities                       Futures Contracts and Options on       Illiquid Securities
                                         Futures Contracts
----------------------------------------------------------------------------------------------------------------------
Investment Company Securities            Limited Partnerships                   Money Market Instruments
----------------------------------------------------------------------------------------------------------------------
Options                                  Preferred Stocks                       Portfolio Turnover
----------------------------------------------------------------------------------------------------------------------

Repurchase Agreements                    Restricted Securities                  Rights
----------------------------------------------------------------------------------------------------------------------
Temporary Investments                    When-Issued and Delayed Delivery       Warrants
                                         Securities
----------------------------------------------------------------------------------------------------------------------
Yankee Dollars
----------------------------------------------------------------------------------------------------------------------

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

ASSET-BACKED SECURITIES

Asset-backed securities are secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Asset-backed securities also may be issued as debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.

Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities presents risk considerations specific to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the underlying assets superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities also entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. Credit card receivables are unsecured obligations of card holders.

BANKERS' ACCEPTANCES AND BANK OBLIGATIONS

Bankers' Acceptances or notes are fixed income instruments evidencing a bank's obligation to pay a draft drawn on it by a customer. These instruments represent the obligation of the bank and of the drawer to pay the full amount of the instrument upon maturity. The Funds will only purchase obligations of banks that are rated in the top two categories by a major rating agency.

BORROWING

Borrowing may exaggerate changes in the net asset value of a Fund's shares and the return on a Fund's portfolio. Although the principal amount of any borrowing will be fixed, a Fund's assets may change in value during the time the borrowing is outstanding. A Fund may then be required to segregate liquid assets in an amount sufficient to meet its obligations in connection with such borrowings. Under certain circumstances, a Fund could be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to repay outstanding borrowing.

CERTIFICATES OF DEPOSIT

Certificates of Deposit or time deposits are obligations issued against funds deposited in a banking institution for a specified period of time at a specified interest rate.

COMMON STOCKS

Common Stocks represent an ownership interest in a corporation, entitling the stockholder to voting rights and receipt of dividends paid based on proportionate ownership.

CONVERTIBLE SECURITIES


Convertible Securities are securities that may be exchanged under certain circumstances for shares of common stock or other equity securities. Convertible Securities generally contain one or more features of some other type of security, such as a fixed income security or preferred stock, so that, for example, a convertible fixed income security would be a fixed income security that is convertible into common stock. Convertible Securities may be viewed as an investment in the current security or the security into which the convertible securities may be exchanged and, therefore, are included in both the definition of equity security and fixed income security.


CORPORATE BONDS

Corporate Bonds are fixed income securities issued by private businesses. Holders, as creditors of the issuer, have a prior legal claim over holders of equity securities of the issuer as to both income and assets for the principal and interest due the holder.

DEPOSITARY RECEIPTS


Depositary Receipts represent an ownership interest in securities of foreign companies (an "underlying issuer") that are deposited with a depositary. Depositary Receipts are not necessarily denominated in the same currency as the underlying securities. Depositary Receipts include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and other types of Depositary Receipts (which, together with ADRs and GDRs, are hereinafter collectively referred to as "Depositary Receipts"). ADRs are dollar-denominated Depositary Receipts typically issued by a U.S. financial institution which evidence an ownership interest in a security or pool of securities issued by a foreign issuer. ADRs are listed and traded in the United States. GDRs and other types of Depositary Receipts are typically issued by foreign banks or trust companies, although they also may be issued by U.S. financial institutions, and evidence ownership interests in a security or pool of securities issued by either a foreign or a U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States.

Depositary Receipts may be "sponsored" or "unsponsored." Sponsored Depositary Receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored Depositary Receipts may be established by a depositary without participation by the underlying issuer. Holders of unsponsored Depositary Receipts generally bear all the costs associated with establishing unsponsored Depositary Receipts. In addition, the issuers of the securities underlying unsponsored Depository Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. For purposes of a Fund's investment policies, the Fund's investments in Depositary Receipts will be deemed to be an investment in the underlying securities, except that ADRs may be deemed to be issued by a U.S. issuer.


DERIVATIVES


Derivatives are instruments that derive their value from other securities, baskets of securities, financial instruments or indices (for each derivative instrument, this is sometimes referred to as the "underlying"). One category of derivatives ("Derivative Instruments") are instruments such as futures contracts, options, forward contracts, and swaps. Derivative Instruments are used to establish market positions without transacting in the securities by which their value is measured. Derivative Instruments often are used to adjust the risk characteristics of a portfolio of securities investments. A second category of derivatives ("Derivative Securities") are securities that carry rights to other securities, such as, for example, a security convertible into some other security. The following are Derivative Instruments: financial futures, options (e.g., puts and calls) on financial futures, options on securities, forward contracts and swap agreements. The following are Derivative Securities: convertible securities, certain mortgage-backed securities (e.g., CMOs), when-issued securities, floating and variable rate securities and "stripped" U.S. Treasury securities (e.g., STRIPs). See elsewhere in the "Description of Permitted Investments" for discussions of these various derivative securities.

Derivatives can be volatile instruments and involve certain risks that could negatively impact a Fund's return. These risks include the following: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of the individual underlying, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the underlying and the price; (3) there may not be a liquid secondary market for a Derivative; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in Derivatives.


EURODOLLAR OBLIGATIONS

Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Eurodollar obligations are subject to the same risks as domestic issues but Eurodollar obligations are also subject to certain risks arising because they are issued in a foreign country. One such risk is the possibility that a foreign country might prevent capital, in the form of dollars, from flowing across its borders. Other risks include adverse political and economic developments; the extent and quality of government regulations of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers.

FIXED INCOME SECURITIES


The market values of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater price fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities, but will affect a Fund's net asset value. Duration is a measure of a security's expected price volatility or risk associated with changes in interest rates. Duration is not static, and responds inversely to changes in interest rates, so that duration shortens when rates rise and lengthens when rates fall. These changes may be magnified in a low yield environment. For example, a 30 year, 10% coupon non-callable bond has a 7.2 year duration in a 15% yield environment, a 9.9 year duration in a 10% yield environment, and a 14 year duration in a 5% yield environment. Effective duration is a measure of risk and sensitivity to interest rate changes of bonds with implied call options, such as callable or putable bonds and mortgage-backed securities. The calculation of the effective duration of a security takes into consideration the possibility of early redemption or extension of these options.


FLOATERS AND INVERSE FLOATERS


Floaters are fixed income securities with a rate of interest that varies with changes in specified market rates or indices, such as the prime rate, or at specified intervals. Certain Floaters may carry a demand feature that permits the holder to tender them back to the issuer of the underlying instrument, or to a third party, at par value prior to maturity. When the demand feature of certain Floaters represents an obligation of a foreign entity, the demand feature will be subject to certain risks discussed under "Foreign Securities."

Inverse floating rate obligations ("Inverse Floaters") are fixed income securities that have coupon rates that vary inversely at a multiple of a designated floating rate, such as LIBOR (London Inter-Bank Offered Rate). Any rise in the reference rate of an Inverse Floater (as a consequence of an increase in interest rates) causes a drop in the coupon rate while any drop in the reference rate of an Inverse Floater causes an increase in the coupon rate. Inverse Floaters may exhibit substantially greater price volatility than fixed rate obligations having similar credit quality, redemption provisions and maturity, and Inverse Floater CMOs exhibit greater price volatility than the majority of other mortgage-related securities.


FOREIGN SECURITIES

Investing in Foreign Securities involves certain considerations which are not typically associated with investing in the equity securities or fixed income securities of U.S. issuers. Foreign issuers are not generally subject to accounting, auditing and financial reporting standards comparable to those in the United States. As a result, there may be less information available about foreign issuers than about domestic issuers. Securities of some foreign issuers are often less liquid and more volatile than securities of comparable domestic issuers. There is generally less government supervision and regulation of stock exchanges, brokers and listed issuers than in the United States. Foreign securities trading markets often offer less liquidity and greater price volatility than United States markets and at times reflect the consequences of government intervention. In addition, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, political and social instability, or diplomatic developments which could affect U.S. investments in those countries. The costs of investing in foreign countries frequently is higher than the costs of investing in the United States. Although Sub-Advisers can be expected to seek favorable execution costs in portfolio transactions, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges.

The foregoing types of risk are often accentuated in "emerging" or less developed countries.

Investments in securities of foreign issuers generally are denominated in foreign currencies. Accordingly, the value of a Fund's assets, as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and in exchange control regulations. A Fund may incur costs in connection with conversions between various currencies. Certain foreign governments levy withholding or other taxes on dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from investments in such countries. The Funds may be able to claim a credit for U.S. tax purposes with respect to any such foreign taxes.

The Investment Manager considers an issuer to be from a particular country if
(i) its principal securities trading market is in that country; (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from either goods produced, sales made or services performed in that country; or (iii) it is organized under the laws of, or has a principal office in that country. By applying these tests, it is possible that a particular issuer could be deemed to be from more than one country.


Foreign Currency Transactions: The U.S. dollar value of the assets of the Funds, to the extent they invest in securities denominated in foreign currencies, may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Funds may incur costs in connection with conversions between various currencies. The Funds may conduct their foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market. The Funds also may manage their foreign currency transactions by entering into foreign currency forward contracts to purchase or sell foreign currencies or by using other instruments and techniques described under "Derivatives" above.


Under normal circumstances, consideration of the prospect for changes in the values of currency will be incorporated into the long-term investment decisions made with regard to overall diversification strategies. However, the Investment Manager believes that it is important to have the flexibility to use such derivative products when Sub-Advisers determine that it is in the best interests of a Fund. It may not be practicable to hedge foreign currency risk in all markets, particularly emerging markets.

Foreign currency warrants: Foreign currency warrants entitle the holder to receive from the issuer an amount of cash (generally, for warrants issued in the U.S., in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time.

Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may tend to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese Yen or the Euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges.


Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining "time value" of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case where the warrants were "out-of-the-money," in a total loss of the purchase price of the warrants.

Foreign currency warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation ("OCC"). Unlike foreign currency options issued by the OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to complex political or economic factors.

Principal exchange rate linked securities. Principal exchange rate linked securities are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on "standard" principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; "reverse" principal exchange rate linked securities are like the "standard" securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some foreign currency risk).

Brady Bonds: Brady Bonds are fixed income securities that are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by Nicholas F. Brady when he was the U.S. Secretary of the Treasury. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market. A Fund will invest in Brady Bonds only if they are consistent with the Fund's quality specifications. However, Brady Bonds should be viewed as speculative in light of the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds.


Investment Funds or Intermediaries: Some emerging market countries have laws and regulations that currently preclude direct investment or make it undesirable to invest directly in the securities of their companies. However, indirect investment in the securities of companies listed and traded on the stock exchanges in these countries is permitted by certain emerging market countries through Investment Funds or other intermediary companies that have been specifically authorized. The Funds may invest in these Investment Funds subject to the provisions of the Investment Company Act of 1940, as amended (the "1940 Act"), as applicable, and other applicable laws. An investment in an intermediary is not an investment in the securities held by the intermediary and is subject to the risks of the business of the intermediary.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

Futures Contracts provide for the future sale or purchase by a party of a specified amount of a specific underlying at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund may use Futures Contracts and related options for bona fide hedging and risk management purposes, including to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. If a Fund does use Futures Contracts, it will seek to minimize the risk that it will be unable to close out a futures contract by only entering into Futures Contracts which are traded on recognized futures exchanges.

No price is paid upon entering into Futures Contracts. Instead, a Fund is required to deposit an amount of cash or U.S. Treasury securities known as "initial margin." Subsequent payments, called "variation margin," to and from the broker, would be made on a daily basis as the value of the futures position varies (a process known as "marking to market"). The margin is in the nature of a performance bond or good-faith deposit on a Futures Contract.


A Fund may enter into Futures Contracts and options on Futures Contracts traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), as long as, to the extent that such transactions are not for "bona fide" hedging or risk management purposes, the aggregate initial margin and premiums on such positions (excluding the amount by which such options are in the money) do not exceed 5% of the Fund's net assets. A Fund may buy and sell Futures Contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce the Fund's exposure to price fluctuations, while others tend to increase its market exposure.

HIGH YIELD SECURITIES


High Yield Securities are generally considered to include fixed income securities rated below the four highest rating categories at the time of purchase (e.g., Ba through C by Moody's Investors Service, Inc. ("Moody's") or BB through D by Standard & Poor's Rating Group ("S&P")) and unrated securities considered by the Investment Manager or a Sub-Adviser to be of equivalent quality. High Yield Securities are not investment grade.


While High Yield Securities generally offer higher yields, they carry a higher degree of credit risk and are considered speculative by the major credit rating agencies. High Yield Securities are often issued by smaller, less credit worthy issuers, or by highly leveraged (indebted) issuers that are generally less able than more established or less leveraged issuers to make scheduled payments of interest and principal. In comparison to Investment Grade Securities, the price movement of these securities is influenced less by changes in interest rates and more by the financial and business position of the issuer. The values of High Yield Securities are more volatile and may react with greater sensitivity to market changes.

ILLIQUID SECURITIES


Illiquid Securities are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on its Fund's books. Illiquid Securities include demand instruments with demand notice periods exceeding seven days, securities for which there is no active secondary market, and Repurchase Agreements with maturities over seven days in length. Each Fund will limit its investments in illiquid securities to 15% of its net assets.


INVESTMENT COMPANY SECURITIES


Investment Company Securities are securities of other open-end or closed-end investment companies. The 1940 Act generally prohibits an investment company from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of the Fund's total assets in any one investment company and no more than 10% in any combination of investment companies. A Fund may invest in Investment Company Securities of investment companies managed by the Investment Manager or its affiliates to the extent permitted under the 1940 Act or as otherwise authorized by any rule, regulation or order of the Securities and Exchange Commission (the "SEC"). The Company and the Investment Manager have obtained an order from the SEC to permit the Funds to invest their uninvested cash and cash collateral from securities lending activities in one or more affiliated money market funds and/or certain short term bond funds in excess of the limits of Section 12 of the 1940 Act. To the extent a Fund invests a portion of its assets in Investment Company Securities, those assets will be subject to the risks of the purchased investment company's portfolio securities. The Fund also will bear its proportionate share of the expenses of the purchased investment company in addition to its own expenses.


Exchange Traded Funds: Exchange Traded Funds (ETFs) are investment companies that are registered under the 1940 Act as open-end companies or unit investment trusts ("UITs"). EFTs are actively traded on national securities exchanges and are generally based on specific domestic and foreign market indices. An "index-based EFT" seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Because EFTs are based on an underlying basket of stocks or an index, they are subject to the same market fluctuations as these types of securities in volatile market swings.

INVESTMENT GRADE SECURITIES


Investment Grade Securities are fixed income securities rated by one or more of the rating agencies in one of the four highest rating categories at the time of purchase (e.g., AAA, AA, A or BBB by S&P or Fitch,

Inc. ("Fitch"), or Aaa, Aa, A or Baa by Moody's or determined to be of equivalent quality by the Sub-Advisers. Securities rated BBB or Baa represent the lowest of four levels of Investment Grade Securities and are regarded as borderline between sound obligations and those in which the speculative element begins to predominate. Ratings assigned to fixed income securities represent only the opinion of the rating agency assigning the rating and are not dispositive of the credit risk associated with the purchase of a particular Fixed Income Security. Moreover, market risk also will affect the prices of even the highest rated fixed income securities so that their prices may rise or fall even if the issuer's capacity to repay its obligations remains unchanged.


LIMITED PARTNERSHIPS

A Limited Partnership interest entitles a Fund to participate in the investment return of the partnership's assets as defined by the agreement among the partners. As a limited partner, a Fund generally is not permitted to participate in the management of the partnership. However, unlike a general partner whose liability is not limited, a limited partner's liability generally is limited to the amount of its commitment to the partnership.

LOAN PARTICIPATION AND ASSIGNMENTS


Loan Participations are interests in loans or other direct debt instruments ("Loans") relating to amounts owed by a corporate, governmental or other borrower to another party. Loans may represent amounts owed to lenders or lending syndicates, to suppliers of goods or services (trade claims or other receivables), or to other parties ("Lenders") and may be fixed rate or floating rate. Loans also may be arranged through private negotiations between an issuer of sovereign debt obligations and Lenders.

A Fund's investments in Loans are expected in most instances to be in the form of a participation in Loans ("Participations") and assignments of all or a portion of Loans ("Assignments") from third parties. In the case of a Participation, a Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In the event of an insolvency of the Lender selling a Participation, a Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. Certain Participations may be structured in a manner designed to avoid purchasers of Participations being subject to the credit risk of the Lender with respect to the Participation. Even under such a structure, in the event of a Lender's insolvency, the Lender's servicing of the Participation may be delayed and the assignability of the Participation may be impaired. A Fund will acquire Participations only if the Lender interpositioned between a Fund and the borrower is determined by the Sub-Advisers to be creditworthy.


When a Fund purchases Assignments from Lenders it will acquire direct rights against the borrower on the Loan. However, because Assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender. Because there is no liquid market for such securities, it is likely that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and a Fund's ability to dispose of particular Assignments or Participations when necessary to meet a Fund's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for a Fund to assign a value to these securities for purposes of valuing a Fund's securities and calculating its net asset value.

Loan Participations and Assignments involve a risk of loss in case of default or insolvency of the borrower. In addition, they may offer less legal protection to a Fund in the event of fraud or misrepresentation and may involve a risk of insolvency of the Lender. Certain Loan Participations and Assignments may also include standby financing commitments that obligate the investing Fund to supply additional cash to the borrower on demand. Participations involving emerging market country issuers may relate to Loans as to which there has been or currently exists an event of default or other failure to make payment when due, and may represent amounts owed to Lenders that are themselves subject to political and economic risks, including the risk of currency devaluation, expropriation, or failure. Such Loan Participations and Assignments present additional risk of default or loss.

MONEY MARKET INSTRUMENTS

Money Market Instruments are high quality short-term fixed income securities. Money Market Instruments may include obligations of governments, government agencies, banks, corporations and special purpose entities and Repurchase Agreements relating to these obligations. Certain Money Market Instruments may be denominated in a foreign currency.

MORTGAGE-RELATED SECURITIES

A Mortgage-Related Security is an interest in a pool of mortgage loans. Most Mortgage-Related Securities are pass-through securities, which means that investors receive payments consisting of a pro rata share of both principal and interest (less servicing and other fees), as well as unscheduled prepayments, as mortgages in the underlying mortgage pool are paid off by borrowers.

Agency-Mortgage-Related Securities: The dominant issuers or guarantors of Mortgage-Related Securities today are the Government National Mortgage Association ("GNMA"), Fannie Mae and the Federal Home Loan Mortgage Corporation ("FHLMC"). GNMA creates pass-through securities from pools of U.S. government guaranteed or insured (such as by the Federal Housing Authority or Veterans Administration) mortgages originated by mortgage bankers, commercial banks and savings associations. Fannie Mae and FHLMC issue pass-through securities from pools of conventional and federally insured and/or guaranteed residential mortgages obtained from various entities, including savings associations, savings banks, commercial banks, credit unions and mortgage bankers.

Fannie Mae Securities: Fannie Mae is a federally chartered and privately owned corporation established under the Federal National Mortgage Association Charter Act. Fannie Mae provides funds to the mortgage market primarily by purchasing home mortgage loans from local lenders, thereby providing them with funds for additional lending. Fannie Mae uses its funds to purchase loans from investors that may not ordinarily invest in mortgage loans directly, thereby expanding the total amount of funds available for housing.

Each Fannie Mae pass-through security represents a proportionate interest in one or more pools of loans, including conventional mortgage loans (that is, mortgage loans that are not insured or guaranteed by any U.S. Government agency). The pools consist of one or more of the following types of loans: (1) fixed-rate level payment mortgage loans; (2) fixed-rate growing equity mortgage loans; (3) fixed-rate graduated payment mortgage loans; (4) variable rate mortgage loans;
(5) other adjustable rate mortgage loans; and (6) fixed-rate mortgage loans secured by multifamily projects.

Federal Home Loan Mortgage Corporation Securities: The operations of FHLMC currently consist primarily of the purchase of first lien, conventional, residential mortgage loans and participation interests in mortgage loans and the resale of the mortgage loans in the form of mortgage-backed securities.

The mortgage loans underlying FHLMC securities typically consist of fixed-rate or adjustable rate mortgage loans with original terms to maturity of between 10 to 30 years, substantially all of which are secured by first liens on one-to-four-family residential properties or multifamily projects. Each mortgage loan must be whole loans, participation interests in whole loans and undivided interests in whole loans or participation in another FHLMC security.

Government National Mortgage Association Securities: GNMA is a wholly-owned corporate instrumentality of the U.S. Government within the Department of Housing and Urban Development. In order to meet its obligations under a guarantee, GNMA is authorized to borrow from the U.S. Treasury with no limitations as to amount.

GNMA pass-through securities may represent a proportionate interest in one or more pools of the following types of mortgage loans: (1) fixed-rate level payment mortgage loans; (2) fixed-rate graduated payment mortgage loans; (3) fixed-rate growing equity mortgage loans; (4) fixed-rate mortgage loans secured by manufactured (mobile) homes; (5) mortgage loans on multifamily residential properties under construction; (6) mortgage loans on completed multifamily projects; (7) fixed-rate mortgage loans as to which escrowed funds are used to reduce the borrower's monthly payments during the early years of the mortgage loans ("buydown" mortgage loans); (8) mortgage loans that provide for adjustments on payments based on periodic changes in interest rates or in other payment terms of the mortgage loans; and (9) mortgage-backed serial notes.

The principal and interest on GNMA pass-through securities are guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. Fannie Mae guarantees full and timely payment of all interest and principal, while FHLMC guarantees timely payment of interest and ultimate collection of principal, of its pass-through securities. Fannie Mae and FHLMC securities are not backed by the full faith and credit of the United States; however, they are generally considered to present minimal credit risks. The yields provided by these mortgage-related securities historically have exceeded the yields on other types of U.S. government securities with comparable maturities in large measure due to the risks associated with prepayment.


Adjustable rate mortgage securities ("ARMs") are a form of pass-through security representing interests in pools of mortgage loans, the interest rates of which are adjusted from time to time. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. The adjustment feature of ARMs tends to make their values less sensitive to interest rate changes. As the interest rates on the mortgages underlying ARMs are reset periodically, yields of such portfolio securities will gradually align themselves to reflect changes in market rates. Unlike fixed-rate mortgages, which generally decline in value during periods of rising interest rates, ARMs allow a Fund to participate in increases in interest rates through periodic adjustments in the coupons of the underlying mortgages, resulting in both higher current yields and low price fluctuations. Furthermore, if prepayments of principal are made on the underlying mortgages during periods of rising interest rates, a Fund may be able to reinvest such amounts in securities with a higher current rate of return. During periods of declining interest rates, the coupon rates may readjust downward, resulting in lower yields to a Fund. Further, because of this feature, the values of ARMs are unlikely to rise during periods of declining interest rates to the same extent as fixed rate instruments.


Collateralized mortgage obligations ("CMOs") are Mortgage-Related Securities that separate the cash flows of mortgage pools into different components called classes or "tranches." Each class of a CMO is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the collateral pool may cause the various classes of a CMO to be retired substantially earlier than their stated maturities or final distribution dates. The principal of, and interest on, the collateral pool may be allocated among the several classes of a CMO in a number of different ways. Generally, the purpose of the allocation of the cash flow of a CMO to the various classes is to obtain a more predictable cash flow to some of the individual tranches than exists with the underlying collateral of the CMO. As a general rule, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance relative to prevailing market yields on mortgage-related securities. Certain classes of CMOs may have priority over others with respect to the receipt of prepayments on the mortgages.


GNMA-, Fannie Mae-, and FHLMC-issued pass-through certificates, CMOs, and other mortgage-related securities are considered to be Government securities for purposes of each Fund's investment policies.


Non-Agency Mortgage-Related Securities: Mortgage-Related Securities offered by private issuers include pass-through securities for pools of conventional residential mortgage loans; mortgage pay-through obligations and mortgage-backed bonds, which are considered to be obligations of the institution issuing the bonds and are collateralized by mortgage loans; and bonds and CMOs which are collateralized by mortgage-related securities issued by GNMA, Fannie Mae, FHLMC or by pools of conventional mortgages. The Funds limit their investments in non-agency mortgage-related securities to "mortgage related securities" within the meaning of the Secondary Mortgage Market Enhancement Act of 1984, as amended.


The Funds may invest in, among other things, "parallel pay" CMOs, Planned Amortization Class CMOs ("PAC Bonds") and REMICs. A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986 (the "Code") and invests in certain mortgages principally secured by interests in real property. Investors may purchase beneficial interests in REMICS, which are known as "regular" interests, or "residual" interests. The Funds will not invest in residual REMICs. Guaranteed REMIC pass-through certificates (REMIC Certificates) issued by Fannie Mae, FHLMC or GNMA represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates. Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae. GNMA REMIC certificates are supported by the full faith and credit of the U.S. Treasury.


Parallel pay CMOs, as well as REMICs, are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which like the other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PAC Bonds are parallel pay CMOs that generally require payments of a specified amount of principal on each payment date; the required principal payment on PAC Bonds have the highest priority after interest has been paid to all classes.

Mortgage-related securities created by non-agency issuers generally offer a higher rate of interest (and greater credit and interest rate risk) than U.S. Government and U.S. Government Mortgage-Related Securities because they offer no direct or indirect government guarantees of payments. However, many issuers or servicers of mortgage-related securities guarantee, or provide insurance for, timely payment of interest and principal on such securities.


Additional Risk Factors: Due to the possibility of prepayments of the underlying mortgage instruments, mortgage-backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that estimated average life will be a security's actual average life. Like fixed income securities in general, mortgage-related securities will generally decline in price when interest rates rise. Rising interest rates also tend to discourage refinancing of home mortgages, with the result that the average life of mortgage-related securities held by a Fund may be lengthened. As average life extends, price volatility generally increases. For that reason, extension of average life causes the market price of the mortgage-related securities to decrease further when interest rates rise than if the average lives were fixed. Conversely, when interest rates fall, mortgages may not enjoy as large a gain in market value due to prepayment risk. Prepayments in mortgages tend to increase, average life tends to decline and increases in value are correspondingly moderated.


MUNICIPALS


Municipal securities ("Municipals") are debt obligations issued by local, state and regional governments that provide interest income that is exempt from Federal income taxes and in certain instances, from state and local taxes. Municipals include both municipal bonds (those securities with maturities of five years or more) and municipal notes (those securities with maturities of less than five years). Municipal bonds are issued for a wide variety of reasons: to construct public facilities, such as airports, highways, bridges, schools, hospitals, mass transportation, streets, water and sewer works; to obtain funds for operating expenses; to refund outstanding municipal obligations; and to loan funds to various public institutions and facilities. Certain industrial development bonds are also considered municipal bonds if their interest is exempt from federal income taxes. Industrial development bonds are issued by or on behalf of public authorities to obtain funds for various privately-operated manufacturing facilities, housing, sports arenas, convention centers, airports, mass transportation systems and water, gas or sewer works. Industrial development bonds are ordinarily dependent on the credit quality of a private user, not the public issuer. Because interest on Municipals is exempt from Federal income tax, interest payments are lower than those otherwise paid. Tax exempt investors receive the lower interest rate, but do not receive the corresponding income tax benefit.


OPTIONS

Options give the holder of the option the right to buy or sell an underlying at an agreed price, while obligating the writer of the option to buy or sell at the agreed price if exercised by the buyer. A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction." The writer of an option may close out an option position that it has written, by entering into a "closing transaction," which is simply the purchase of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If the writer is unable to effect a closing transaction, it will be obligated to honor the option until the option expires or it delivers the underlying upon exercise. When a Fund writes an option, it will "cover" its obligation by holding the underlying (in the case of a call option) or segregating or earmarking cash (in the case of a put option) needed to satisfy its obligation until it enters into a closing transaction, the option expires, or the Fund delivers the underlying security upon exercise by the option holder.


A Fund may purchase put and call options to protect against declines in the market values of the securities in its portfolio, or in anticipation of movements in the market values of securities subject to the option. A Fund pays a premium when it purchases put and call options. If price movements in the underlying securities are such that exercise of the option would not be profitable, the Fund's loss will equal the amount of the premium. In the case of a put option, where a Fund already holds the underlying security, the loss of the premium may be offset by an increase in the value of the security. In the case of a call option, where a Fund acquires the underlying security in a separate transaction, the loss of the premium may be offset by a decrease in the cost of acquisition of the security.


A Fund may write covered call and put options as a means of increasing the yield on its portfolio. When a Fund writes an option, if the underlying securities do not increase or decrease to a price that would make the exercise of the option by the option holder profitable, the holder generally will allow the option to expire without being exercised. In such a situation, the Fund will have realized as profit the premium received for writing the option. When a call option written by a Fund is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price. This price generally will be lower than the price the Fund could have received if it sold the underlying at the market price. When a put option written by a Fund is exercised, the Fund will be required to purchase the underlying securities from the option holder at the strike price. This price generally will be higher than the price the Fund would have paid if it bought the underlying at the market price.

The Funds may purchase and write options on an exchange or over the counter. Over the counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the counterparty. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing normally is determined by reference to information provided by a market maker. OTC options generally are considered to be illiquid.

Risk Factors: Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options.

PORTFOLIO TURNOVER

The Investment Manager uses a multimanager approach for each Fund. As a result, one manager may purchase certain securities at the same time another manager sells these securities resulting in duplicative transaction costs. The annual portfolio turnover rate may be in excess of 100%. Higher portfolio turnover may result in higher transaction costs, including brokerage costs and taxable gains being passed through to all shareholders. Distributions of taxable gains generally will affect only taxable shareholders.

PREFERRED STOCKS

Preferred Stocks are securities that evidence ownership in a corporation and pay a fixed or variable stream of dividends. Preferred Stocks have a preference over Common Stocks in the event of the liquidation of an issuer and usually do not carry voting rights. Because Preferred Stocks pay a fixed or variable stream of dividends, they have many of the characteristics of a Fixed Income Security and are, therefore, included in both the definition of Equity Security and Fixed Income Security.




REPURCHASE AGREEMENTS

Repurchase Agreements are agreements by which a Fund obtains a security in exchange for cash and simultaneously commits to return the security to the seller (typically, a member bank of the Federal Reserve System or primary securities dealer as recognized by the Federal Reserve Bank of New York) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest, which is unrelated to the coupon rate or maturity of the underlying security. A Repurchase Agreement involves the obligation of the seller to pay the agreed upon price, which obligation is, in effect, secured by the value of the underlying security.


Repurchase Agreements are considered to be loans by a Fund for purposes of its investment limitations. The Repurchase Agreements entered into by a Fund will provide that the underlying security at all times shall have a value at least equal to the resale price stated in the agreement. Under all Repurchase

Agreements entered into by a Fund, the Company's Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the investing Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale, including accrued interest, are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most Repurchase Agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may experience delays and incur costs in selling the underlying security, or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and is required to return the underlying security to the seller's estate.


RESTRICTED SECURITIES

Restricted securities are securities that may not be sold freely to the public absent registration under the Securities Act of 1933, as amended (the "1933 Act") or an exemption from registration. Section 4(2) commercial paper is issued in reliance on an exemption from registration under Section 4(2) of the 1933 Act and is generally sold to institutional investors who purchase for investment. Any resale of such commercial paper must be in an exempt transaction, usually to an institutional investor through the issuer or investment dealers who make a market in such commercial paper.

Rule 144A securities are securities exempt from registration on resale pursuant to Rule 144A under the 1933 Act. Rule 144A securities are traded in the institutional market pursuant to this registration exemption, and, as a result, may not be as liquid as exchange-traded securities since they may only be resold to certain qualified institutional investors. Due to the relatively limited size of this institutional market, these securities may affect a Fund's liquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities. Nevertheless, Section 4(2) commercial paper and Rule 144A securities may be treated as liquid securities pursuant to guidelines adopted by the Company's Board of Directors.

RIGHTS

Rights represent the right, but not the obligation, for a fixed period of time to purchase additional shares of an issuer's Common Stock at the time of a new issuance, usually at a price below the initial offering price of the Common Stock and before the Common Stock is offered to the general public. Rights are usually freely transferable. The risk of investing in a Right is that the Right may expire prior to the market value of the Common Stock exceeding the price fixed by the Right.

TEMPORARY INVESTMENTS

When the Sub-Advisers believe that changes in economic, financial or political conditions make it advisable, each Fund may invest up to 100% of its assets in cash and certain short- and medium-term fixed income securities for temporary defensive purposes. These Temporary Investments may consist of obligations of the U.S. or foreign governments, their agencies or instrumentalities; Money Market Instruments; and instruments issued by international development agencies.

U.S. GOVERNMENT SECURITIES

U.S. Government Securities include obligations that are issued by the U.S. Treasury, and obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government. Repayment of principal and interest of U.S. Treasury securities is guaranteed by the full faith and credit of the U.S. Government. Repayment of principal and interest on certain obligations of U.S. Government agencies or instrumentalities is guaranteed by the U.S. Government (e.g., GNMA securities). Repayment of principal and interest for others are supported by the right of the issuer to borrow from the U.S. Treasury (e.g., Federal Farm Credit Bank securities), while certain other obligations are supported only by the creditworthiness of the issuer (e.g., Fannie Mae securities). Prices of a Fund's investments in U.S. Government Securities will still go up and down in response to changes in interest rates and other market forces.

VARIABLE AND FLOATING RATE INSTRUMENTS

Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may vary continuously, or may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates.

WARRANTS

Warrants give holders the right, but not the obligation, to buy common stock of an issuer at a given price, usually higher than the market price at the time of issuance, during a specific period. Warrants are usually freely transferable. The risk of investing in a Warrant is that the Warrant may expire prior to the market value of the common stock exceeding the price fixed by the Warrant.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

When-Issued Securities and Delayed Delivery Securities are securities purchased with payment and delivery taking place in the future at a price that is determined at the time the arrangement is entered into.


When-Issued or Delayed Delivery Securities are subject to market fluctuations due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. When a Fund agrees to purchase When-Issued or Delayed Delivery Securities, it will earmark or segregate cash or liquid securities in an amount equal to the Fund's commitment to purchase these securities. Although a Fund may purchase securities on a when-issued (or forward commitment) basis with the intention of actually acquiring securities for its investment portfolio, it may dispose of a When-Issued Security or forward commitment prior to settlement if it deems appropriate.


YANKEE DOLLARS


A Fund may invest in certain fixed income securities known as Yankee dollars, which are dollar-denominated obligations issued by foreign banks in the U.S. markets.


ZERO COUPONS, PAY-IN-KIND SECURITIES OR DEFERRED PAYMENT SECURITIES


Zero Coupon, Pay-In-Kind and Deferred Payment Securities are all types of fixed income securities on which the holder does not receive periodic cash payments of interest or principal. Generally, these securities are subject to greater price volatility and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular intervals. Although a Fund will not receive cash periodic coupon payments on these securities, the Fund may be deemed to have received interest income, or "phantom income" during the life of the obligation. The Fund may have to pay taxes on or distribute this phantom income to shareholders, although it has not received any cash payment.


Zero Coupons: Zero Coupons are fixed income securities that do not make regular interest payments. Instead, Zero Coupons are sold at a discount from their face value. The difference between a Zero Coupon's issue or purchase price and its face value represents the imputed interest an investor will earn if the obligation is held until maturity. Zero Coupons may offer investors the opportunity to earn a higher yield than that available on ordinary interest-paying obligations of similar credit quality and maturity.

Pay-In-Kind Securities: Pay-In-Kind Securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities.

Deferred Payment Securities: Deferred Payment Securities are securities that remain Zero Coupons until a predetermined date, at which time the stated coupon rate becomes effective and cash interest becomes payable at regular intervals.

INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES


The following investment limitations are fundamental policies of the Funds which cannot be changed with respect to a Fund without the consent of the holders of a majority of the Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of a Fund are present or represented by proxy, or (ii) more than 50% of a Fund's outstanding shares, whichever is less.


The Funds may not:


1. Purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result,
         (i) more than 5% of the total assets of a Fund would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer. This restriction applies to 75% of a Fund's total assets.


2. Purchase any securities which would cause 25% or more of the total assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements involving such securities.

3. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate a Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowings.

4. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that a Fund may, without regard to this limitation (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

5. Purchase or sell real estate, physical commodities, or commodities contracts, except that a Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and
         (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

6. Issue senior securities (as defined in 1940 Act) except as permitted by rule, regulation or order of the SEC.

7. Act as an underwriter of securities of other issuers, except as it may be deemed an underwriter in selling a portfolio security.

8. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

The foregoing percentages (except with respect to the limitation on borrowing) will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs immediately after or as a result of a purchase of such security. For the purposes of fundamental restriction number 2, finance companies are not considered a single industry, but are grouped instead according to their services.

NON-FUNDAMENTAL POLICIES

The following investment limitations are non-fundamental policies of the Funds and may be changed with respect to the Funds by the Board of Directors.

The Funds may not:


1. Pledge, mortgage or hypothecate assets, except to secure borrowings permitted by the Fund's fundamental limitation on borrowing. A transfer of assets under a repurchase agreement is not considered a pledge or hypothecation subject to this restriction.


2.       Invest in companies for the purpose of exercising control.


3. Purchase securities on margin or effect short sales, except that the Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.


4. Invest its assets in securities of any investment company except as permitted by the 1940 Act, except, as a non-fundamental policy, the CIF Short Duration Fund may not invest its assets in any investment companies.*

5. Purchase or hold illiquid securities (i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities. Unregistered securities sold in reliance on the exemption from registration in Section 4(2) of the 1933 Act and securities exempt from registration on re-sale pursuant to Rule 144A of the 1933 Act may be treated as liquid securities under procedures adopted by the Board of Directors.

6. Borrow money, except for temporary or emergency circumstances in amounts not to exceed 5% of a Fund's net assets. For example, a Fund may borrow for temporary defensive purposes or to meet shareholder redemptions when it would not be in the best interests of the Fund to liquidate portfolio holdings. The Fund will not make additional purchases of securities when the Fund's borrowings exceed 5% of total assets.

* The Company and the Investment Manager have obtained an order from the SEC to permit the Funds to invest their uninvested cash and cash collateral from securities lending activities in one or more affiliated money market funds and/or certain short term bond funds in excess of the limits of Section 12 of the 1940 Act.

THE INVESTMENT MANAGER

Commonfund Asset Management Company, Inc. (the "Investment Manager") is an indirect, wholly owned subsidiary of The Common Fund for Nonprofit Organizations ("Commonfund"). Employees of the Investment Manager are responsible for Commonfund's investment programs. For its investment advisory services, the Company will pay the Investment Manager an annual fee as a percentage of average net assets of each Fund


For each Fund, the following table shows: (i) the contractual investment advisory fee as a percentage of daily net assets; (ii) the dollar amount of advisory fees paid by the Company to the Investment Manager during the fiscal year or period ended April 30, 2001 and April 30, 2002; and (iii) the dollar amount of the Investment Manager's voluntary fee waiver during the fiscal year or period ended April 30, 2001 and April 30, 2002:



                                                                                              Fee Waiver for the
                                                                For the Fiscal Year or           Fiscal Year or
                                            Contractual         Period Ended April 30,       Period Ended April 30,
Fund                                        Advisory Fee          2001          2002          2001           2002
----                                        ------------          ----          ----          ----           ----
CIF Inflation-Indexed Bond Fund+              0.15-0.35%*               $0      $374,860       $131,882       $37,762
CIF Short Duration Fund+                         0.19%                  $0       $43,526        $99,455       $68,019
CIF Low Duration Bond Fund+                      0.30%             $15,748      $266,445        $83,171       $48,935
CIF Core Plus Bond Fund+                         0.35%             $43,014      $475,401        $91,930       $68,075
CIF Core Equity Fund+                            0.45%             $64,578      $487,659        $78,993       $42,642
CIF Small Cap Growth Fund+                       0.90%            $104,379      $527,084        $65,854       $58,099
CIF Small Cap Value Fund+                        0.90%            $119,866      $587,707        $65,207       $55,105
CIF International Equity Fund+                   0.70%            $133,484      $212,675        $91,406      $434,831


* The Investment Advisory Fees vary with Fund performance. The total advisory fee payable by the Fund will be 0.25% (25 basis points) per annum of assets under management if the return on the Fund is 50 basis points above the Lehman Brothers U.S. TIPS Index for the prior twelve months ("fulcrum point"), and will vary upwards or downwards by an amount equal to 20% of any performance above or below the fulcrum point. In no event will the fee exceed 35 basis points or decline below 15 basis points.


+ The Investment Manager has contractually agreed to waive its Advisory fees and to the extent necessary reimburse expenses, so long as it serves as Investment Manager to the Funds, in order to keep total operating expenses from exceeding:
0.25% of the average daily net assets of the CIF Short Duration Fund; 0.40% of the CIF Low Duration Bond Fund; 0.45% of the average daily net assets of the CIF Core Plus Bond Fund; 0.55% of the average daily net assets of the CIF Core Equity Fund; 1.00% of the average daily net assets of the CIF Small Cap Growth and CIF Small Cap Value Funds; 0.80% of the average daily net assets of the CIF International Equity Fund; and to keep other expenses of the CIF Inflation Indexed Bond Fund from exceeding 0.10%. This fee waiver and expense reimbursement agreement may be amended or terminated only with the consent of the Board of Directors of the Company.


The Investment Managers pays the Sub-Advisers out of the investment advisory fees that it receives. For each Fund, the following table shows: (i) the aggregate dollar amount of sub-advisory fees paid by the Investment Manager to the Sub-Advisers during the fiscal year or period ended April 30, 2001 and April 30, 2002; and (ii) the aggregate dollar amount of the Sub-Advisers' voluntary fee waivers:

                                         Sub-Advisory Fee Paid after Fee Waivers for              Fee Waivers for the
                                        the Fiscal Year or Period Ended (Dollar Amount              Fiscal Year or
                                           and as a Percentage of Fund's Net Assets)                 Period Ended
Fund                                             2001                              2002             2001       2002
                                                 ----                              ----             ----       ----
                                               Fee            %             Fee            %
                                               ---            -             ---            -
CIF Inflation-Indexed Bond Fund              $31,313        0.05%         $289,007       0.10%      $0         $0
CIF Short Duration Fund                      $13,448        0.06%          $45,200       0.08%      $0         $0
CIF Low Duration Bond Fund                   $67,917        0.21%         $216,213       0.21%      $0         $0
CIF Core Plus Bond Fund                      $67,655        0.18%         $219,203       0.14%      $0         $0
CIF Core Equity Fund                        $111,848        0.35%         $417,016       0.35%
CIF Small Cap Growth Fund                   $141,278        0.75%         $486,882       0.75%      $0         $0
CIF Small Cap Value Fund                    $170,911        0.84%         $600,635       0.84%      $0         $0
CIF International Equity Fund               $146,846        0.46%         $404,934       0.44%      $0         $0


The Investment Manager serves as the investment adviser for the Funds under an investment advisory agreement (the "Advisory Agreement"), and operates as a "manager of managers." Under the Advisory Agreement, and subject to the supervision of, and policies established by, the Company's Board of Directors, the Investment Manager determines the investment structure and strategy of each Fund, selects Sub-Advisers to implement those strategies, and supervises adherence by the Sub-Advisers to the Funds' investment policies and guidelines. The Investment Manager also recommends the appointment of additional or replacement Sub-Advisers to the Company's Board of Directors. The Investment Manager makes recommendations to the Board of Directors with respect to the appropriate allocation of assets to each of the Sub-Advisers. THE INVESTMENT MANAGER HAS ULTIMATE RESPONSIBILITY FOR THE INVESTMENT PERFORMANCE OF THE FUNDS DUE TO ITS RESPONSIBILITY TO OVERSEE THE SUB-ADVISERS AND RECOMMEND THEIR HIRING, TERMINATION AND REPLACEMENT.


The Investment Manager and the Company have obtained an exemptive order from the SEC that permits the Investment Manager, with the approval of the Board of Directors of the Company, to retain Sub-Advisers unaffiliated with the Investment Manager for a Fund without submitting the sub-advisory agreements to a vote of the Fund's shareholders. Among other things, the exemptive relief permits the Company to disclose only the aggregate amount payable by the Investment manager to the Sub-Advisers under all such sub-advisory agreements for each Fund. The Company will notify a Fund's shareholders in the event of any addition or change in the identity of its Sub-Advisers.


The Advisory Agreement provides that the Investment Manager shall not be protected against any liability to the Company or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder. The continuance of the Advisory Agreement after the first two years must be specifically approved at least annually (i) by the vote of the Board of Directors or by a vote of the shareholders of the Funds, and (ii) by the vote of a majority of the Directors who are not "interested persons" as defined under the 1940 Act ("Independent Directors") or the Directors who are not parties to the Advisory Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board of Directors of the Company or, with respect to a Fund, by a majority of the outstanding shares of the Fund, on not less than 30 days' nor more than 60 days' written notice to the Investment Manager, or by the Investment Manager on 90 days' written notice to the Company.

THE SUB-ADVISERS


The Funds currently have twenty-two sub-advisers (each a "Sub-Adviser and, collectively, the "Sub-Advisers"), which are listed below. Each Sub-Adviser will manage the portion of a Fund's assets allocated to it, which allocation is determined by the Investment Manager. Each Sub-Adviser makes the investment decisions for its portion of the allocated assets of its Fund subject to the supervision of, and in accordance with policies established by, the Board of Directors.

ADVANCED INVESTMENT TECHNOLOGY, INC. ("AIT"), one of the State Street Global Advisors Companies, comprised of all of the advisory affiliates of State Street Corporation, acts as Sub-Adviser to the CIF Core Equity Fund. AIT is controlled by State Street Global Alliance, LLC, which is controlled by State Street Corp. and Stichting Pensioenfonds ABP.

ARTISAN PARTNERS LIMITED PARTNERSHIP ("Artisan") acts as Sub-Adviser to the CIF Small Cap Growth Fund. Artisan is controlled by Artisan Investment Corporation, all of the voting stock of which is owned by Andrew A. Ziegler and Carlene M. Ziegler.

BLACKROCK ADVISORS, INC. ("BlackRock") acts as Sub-Adviser to the CIF Core Plus Bond Fund. BlackRock is a majority-owned indirect subsidiary of The PNC Financial Services Group, Inc.

CAPITAL GUARDIAN TRUST COMPANY ("Capital Guardian") acts as Sub-Adviser to the CIF International Equity Fund. Capital Guardian is a wholly-owned subsidiary of Capital Group International Inc., which in turn is owned by The Capital Group Companies, Inc.

CAPITALWORKS INVESTMENT PARTNERS LLC ("CapitalWorks") acts as Sub-Adviser to the CIF Small Cap Growth Fund. CapitalWorks is owned by John C. Marshall , John Wylie, Mark J. Correnti and Donovan T. Garcia.

CONSTITUTION RESEARCH & MANAGEMENT, INC. ("Constitution Research") acts as Sub-Adviser to the CIF Small Cap Growth Fund. Constitution Research is owned by Wallace W. Wadman and Richard M. Drury.

GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC ("GMO") acts as Sub-Adviser to the CIF International Equity Fund. GMO is a privately held company and no one owner holds more than a twenty percent interest.

HIGH ROCK CAPITAL LLC ("High Rock Capital") acts as Sub-Adviser to the CIF Small Cap Value Fund. High Rock Capital is owned by David L. Diamond, its sole member and manager.

IRIDIAN ASSET MANAGEMENT LLC ("Iridian") acts as Sub-Adviser to the CIF Core Equity Fund. Iridian is controlled by LC Capital Management, LLC, which is controlled by CL Investors, Inc., which in turn is owned by David L. Cohen and Harold J. Levy. However, an agreement has been reached to sell a controlling stake of Iridian to BIAM (US), Inc., an indirect subsidiary of The Governor and Company of the Bank of Ireland, which is expected to be effective prior to the end of 2002.

JOHN A. LEVIN & CO., INC. ("John A. Levin") acts as Sub-Adviser to the CIF Core Equity Fund. John A. Levin is a wholly-owned subsidiary of Levin Management Co., Inc., which is a wholly-owned subsidiary of BKF Capital Group, Inc.

MARSICO CAPITAL MANAGEMENT, LLC ("Marsico Capital") acts as Sub-Adviser to the CIF Core Equity Fund. Marsico Capital is owned by Bank of America Corporation.

MARTINGALE ASSET MANAGEMENT, L.P. ("Martingale") acts as Sub-Adviser to the CIF Small Cap Value Fund. Martingale is controlled by Martingale Asset Management Corporation.

METROPOLITAN WEST ASSET MANAGEMENT ("MWAM") serves as Sub-Adviser to the CIF
Low Duration Bond Fund. MWAM is controlled by its partners, Scott Dubchansky, Tad Rivelle, Laird Landmann, David Lippman, Steve Kane and Chris Scibelli and by Metropolitan West Financial, LLC.

NORTHPOINTE CAPITAL LLC ("NorthPointe") serves as Sub-Adviser to the CIF Small Cap Value Fund. NorthPointe is controlled by Gartmore Global Investments, Inc., a subsidiary of Nationwide Mutual Insurance Company and by Jeff Petherick, Michael Hayden, Mary Champagne, Pete Cahill, Steve Roberts and Brian Wall.

SEIX INVESTMENT ADVISORS ("SEIX") serves as a Sub-Adviser to the CIF Low Duration Bond Fund. SEIX is controlled by Christina Seix.

SKYLINE ASSET MANAGEMENT, L.P. ("Skyline") acts as Sub-Adviser to the CIF Small Cap Value Fund. Skyline is owned by Affiliated Managers Group, Inc.

SSGA FUNDS MANAGEMENT, INC. ("SSgA"), one of the State Street Global Advisors Companies, comprised of all of the advisory affiliates of State Street Corporation, acts as Sub-Adviser to the CIF Core Equity Fund. SSgA is a wholly-owned subsidiary of State Street Corporation.

TT INTERNATIONAL INVESTMENT MANAGEMENT ("TT International") acts as Sub-Adviser to the CIF International Equity Fund. TT International is controlled by Tim Tacchi.

VEREDUS ASSET MANAGEMENT, LLC ("Veredus") acts as Sub-Adviser to the CIF Small Cap Growth Fund. Veredus is controlled by ABN Amro Asset Management and B. Anthony Weber.

WELLINGTON MANAGEMENT COMPANY, LLP ("Wellington Management") acts as Sub-Adviser to the CIF Short Duration Fund. Wellington Management is a limited liability partnership managed by its 74 partners, all of whom are active members of the firm. The managing partners of Wellington Management are Laurie A. Gabriel, Duncan M. McFarland and John R. Ryan.

WESTERN ASSET MANAGEMENT COMPANY ("WAMCO") acts as Sub-Adviser to the CIF Inflation-Indexed Bond Fund, CIF Short Duration Fund and CIF Core Plus Bond Fund. WAMCO is owned by Legg Mason, Inc.

WESTERN ASSET MANAGEMENT COMPANY LIMITED ("WAMCO Limited") acts as Sub-Adviser to the CIF Core Plus Bond Fund. WAMCO Limited is owned by Legg Mason, Inc.


FUND ADMINISTRATION


The Company and Investors Bank & Trust Company ("IBT Co.") have entered into an administration agreement (the "Administration Agreement"), a custodian agreement and a transfer agency and service agreement, pursuant to which IBT Co. will provide general fund administration services to the Funds including, Fund Administration, Fund Accounting, Custody and Transfer Agent services. For the services rendered by IBT Co., the Company pays IBT Co. a graduated fee based on a percentage of the average daily net assets of the Funds. For the fiscal years ended April 30, 2001 and 2002, IBT Co. was paid $186,894 and $1,136,194, respectively.


The Administration Agreement provides that IBT Co. shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Company in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

The Administration Agreement has an initial term of three years and is automatically renewed for an additional three year term unless terminated by either party on 90 days prior notice. Either party may terminate the Administration Agreement in the event of a material breach of the Administration Agreement that is not cured within 90 days of notice thereof, and the Company may terminate this Administrative Agreement in the event that IBT Co. fails to cure identified deficiencies within 30 days after a written notice thereof.

CUSTODIAN

IBT Co., 200 Clarendon Street, Boston, MA, 02116, acts as the Custodian of the Company. The Custodian holds cash, securities and other assets of the Company as required by the 1940 Act.

EXPERTS

The Independent Accountants for the Company are PricewaterhouseCoopers LLP, located at 1177 Avenue of the Americas, New York, NY 10036.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, located at 1701 Market Street, Philadelphia, Pennsylvania 19103, serves as counsel to the Company.

DISTRIBUTION

Commonfund Securities, Inc. (the "Distributor"), an indirect, wholly-owned subsidiary of Commonfund, serves as the distributor of interests in the Company under a Distribution Agreement. The Distribution Agreement shall remain in effect for a period of two years after the effective date of the agreement and is renewable annually thereafter with the approval of a majority of the Board of Directors and a majority of the Independent Directors. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Directors who are not interested persons and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Company upon not more than 60 days' written notice by either party or upon assignment by the Distributor. The Distributor receives no compensation from the Funds. The Investment Manager pays the Distributor, from its own assets, an annual fee equal to the costs it incurs in distributing shares of the Funds, plus 5% of such costs.

DIRECTORS AND OFFICERS OF THE COMPANY




DIRECTORS

The management and affairs of the Company are supervised by the Directors under the laws of the State of Delaware. Each Director is responsible for overseeing each Fund of the Company, which currently consists of eight funds. The Directors have approved contracts under which, as described above, certain companies provide essential management services to the Company.

The Directors of the Company and their dates of birth, positions with the Company, length of term of office and principal occupations for the last five years are set forth below. Unless otherwise noted, the business address of each Director is c/o Commonfund Institutional Funds, 15 Old Danbury Road, P.O. Box 812, Wilton, CT 06897-0812. Each Director is elected to serve in accordance with the Agreement and Declaration of Trust and By-Laws of the Company until his successor is duly elected and qualified.

--------------------------------------------------------------------------------------------------------------------
                                                                                                       NUMBER OF
                                        POSITION(S)                                                  PORTFOLIOS IN
                                       WITH COMPANY           PRINCIPAL OCCUPATION(S) DURING          FUND COMPLEX
                                         AND TERM                  THE PAST 5 YEARS AND               OVERSEEN BY
       NAME, ADDRESS AND AGE             OF OFFICE               OTHER DIRECTORSHIPS HELD              DIRECTOR
--------------------------------------------------------------------------------------------------------------------

INDEPENDENT DIRECTORS

--------------------------------------------------------------------------------------------------------------------
John B. Carroll                       Director since   President of GTE (Verizon) Investment               8
J2025 Main Street                     1999.            Management Corporation (communications)
Ridgefield, CT  06877                                  (1984-1997); Vice President of Investment
Age:  66                                               Management for GTE (Verizon) Corporation
                                                       (communications) (1984 -2000).

                                                       Trustee of iShares Trust and Director of
                                                       iShares, Inc. since 1996; and Director of
                                                       the J.P. Morgan Private Equity Funds since
                                                       1998.  Formerly, Trustee and Member of the
                                                       Executive Committee of Commonfund (1991 -
                                                       1997).

--------------------------------------------------------------------------------------------------------------------
Louis W. Moelchert, Jr.               Director since   President & Owner of Private Advisor, LLC           8
3712 Berrington Bridge Place          1999.            (investments) since 1996; President of
Richmond, VA  23223                                    Spider Management Co. (investments) since
Age:  60                                               2000; and employed by the University of
                                                       Richmond as Vice President for Business
                                                       and Finance from 1975 through 1997, and
                                                       as Vice President for Investments since
                                                       1997.

                                                       Member of the Board of Trustees of
                                                       Commonfund as Vice Chairman from 1991
                                                       through 1993 and as Chairman from 1994
                                                       through 1998.

--------------------------------------------------------------------------------------------------------------------
Jerald L. Stevens                     Director since   Consultant in the areas of investment and           8
1246 Old Stage Road                   1999.            financial management to a range of clients
Chester, VT  05143                                     including American Express, Rockefeller &
Age:  61                                               Company, James Wolfenson & Co., Indiana
                                                       University and Xerox Financial Services.

                                                       Formerly, Trustee of the Hospital Fund,
                                                       Inc. (1991-1999), and Chairman
                                                       (1995-1999).

--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                                                       NUMBER OF
                                        POSITION(S)                                                  PORTFOLIOS IN
                                       WITH COMPANY           PRINCIPAL OCCUPATION(S) DURING          FUND COMPLEX
                                         AND TERM                  THE PAST 5 YEARS AND               OVERSEEN BY
       NAME, ADDRESS AND AGE             OF OFFICE               OTHER DIRECTORSHIPS HELD              DIRECTOR
--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
Robert L. Bovinette                   Director and     President and Chief Executive Officer of            8
Age:  62                              President        Commonfund since 1996; Trustee of
                                      since 1999.      Commonfund, 1996 to present (ex officio)
                                                       and 1982 to 1994 (Chair, 1986 to 1990).

                                                       Chairman of the Board of Directors of the
                                                       Investment Manager since 1999; Chairman
                                                       of the Board of Commonfund Realty Inc.
                                                       since 1998, and Director of Commonfund
                                                       Capital, Inc. since 1998 (Chair of the
                                                       Board since 2001, and Chair of the
                                                       Executive Committee of the Board from
                                                       1998 through 2001).

--------------------------------------------------------------------------------------------------------------------
David M. Lascell, Esq.                Director since   Vice Chair and Vice President/General               8
330 Allens Creek Road                 2000.            Counsel of Cinnabar Solutions, Inc.; Vice
Rochester, NY  14618                                   Chair of AWH Corporation; Partner in the
Age:  61                                               law firm of Harter, Secrest & Emery, LLP
                                                       since 2000.  Partner in the law firm of
                                                       Hallenbeck, Lascell et. al. (1991-2000).

                                                       Trustee of Commonfund since 1990 and
                                                       currently the Chair of Commonfund; and
                                                       Honorary Trustee of Wells College.

--------------------------------------------------------------------------------------------------------------------


*Messrs. Bovinette and Lascell are "interested persons" of the Company (as such term is defined in the 1940 Act) by virtue of their employment with Commonfund. The Investment Manager is an indirect, wholly owned subsidiary of Commonfund.

BOARD STANDING COMMITTEES

The Board has established the following standing committees:

Audit and Risk Management Committee: The Board has a standing Audit and Risk Management Committee that is composed of each of the Independent Directors. The Audit and Risk Management Committee operates under a written charter approved by the Board. The purposes of the Audit and Risk Management Committee include: (i) overseeing the Company's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of service providers; (ii) overseeing the quality and objectivity of the Company's financial statements and the independent audit thereof; (iii) to act as a liaison between the Company's independent accountants and the full Board of Directors; and (iv) to oversee the risk management process and related activities of the Company and to oversee the management of risks associated with products and services it offers. Messrs. Carroll, Moelchert and Stephens currently serve as members of the Audit and Risk Management Committee. The Audit and Risk Management Committee meets periodically, as necessary, and met three times in the most recently completed fiscal year.

Fair Value Pricing Committee: The Fair Value Pricing Committee is composed of various representatives of the Company and its service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibilities of the Fair Value Pricing Committee are to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. The Fair Value Pricing Committee meets periodically, as necessary, and met six times in the most recently completed fiscal year.

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENTS

For each Fund, the continuance of the Advisory Agreement and each sub-advisory agreement (each a "Sub-Advisory Agreement") must be specifically approved at least annually (i) by the vote of the Directors or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Directors who are not parties to the Advisory Agreement and each Sub-Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Directors calls and holds a meeting to decide whether to renew the Advisory Agreement and each Sub-Advisory Agreement for the upcoming year. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Investment Manager and Sub-Advisers. The Board uses this information, as well as other information that the Investment Manger and the Sub-Advisers and other Fund service providers may submit to the Board and/or other information the Directors obtain independently, to help them decide whether to renew the Advisory Agreement and each Sub-Advisory Agreement for another year.

Before meeting for the renewal of the Advisory Agreement and each Sub-Advisory Agreement, the Board requested and received written materials from the Investment Manager about: (a) the quality of the Investment Manager's and each Sub-Adviser's investment management and other services; (b) the Investment Manager's and each Sub-Adviser's investment management personnel; (c) the Investment Manager's and each Sub-Adviser's operations and financial condition;
(d) the Investment Manager's and each Sub-Adviser's brokerage practices (including any soft dollar arrangements, as applicable) and investment strategies; (e) the level of the advisory fees that the Investment Manager and each Sub-Adviser charges a Fund compared with the fees each charges to comparable mutual funds or accounts (if any); (f) a Fund's overall fees and operating expenses compared with similar mutual funds; (g) the level of the Investment Manager's and each Sub-Adviser's profitability from its Fund-related operations; (h) the Investment Manager's and each Sub-Adviser's compliance systems; (i) the Investment Manager's and each Sub-Adviser's policies on and compliance procedures for personal securities transactions; (j) the Investment Manager's and each Sub-Adviser's reputation, expertise and resources in financial markets; and (k) a Fund's performance compared with similar mutual funds.

At the meeting, representatives from the Investment Manager presented additional oral and written information to the Board to help the Board evaluate the Investment Managers and each Sub-Adviser's fee and other aspects of the Agreements. Other Fund service providers also provided the Board with additional information at the meeting. The Directors discussed the written materials that the Board received before the meeting and the Investment Manager's presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement and each Sub-Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information that was all-important, controlling or determinative of its decision.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the Independent Directors, unanimously agreed to renew the Advisory Agreement and each Sub-Advisory Agreement for another year in consideration that the terms of the Advisory Agreement and each Sub-Advisory Agreement are fair and reasonable and that the advisory fees are reasonable in light of the service provided by the Investment Manager and each Sub-Adviser.

FUND SHARES OWNED BY BOARD MEMBERS

The following table shows the dollar amount range of each Director's "beneficial ownership" of shares of each of the Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities and Exchange Act of 1934 (the "1934 Act"). The Directors and officers of the Company [own less than 1%] of the outstanding shares of the Company.

-----------------------------------------------------------------------------------------------------------------------
                                                                                AGGREGATE DOLLAR RANGE OF SHARES
              NAME                  DOLLAR RANGE OF FUND SHARES (FUND)*                    (ALL FUNDS)*
-----------------------------------------------------------------------------------------------------------------------
Robert L. Bovinette                                None                                       None
-----------------------------------------------------------------------------------------------------------------------
David M. Lascell                                   None                                       None
-----------------------------------------------------------------------------------------------------------------------
John B. Carroll                                    None                                       None
-----------------------------------------------------------------------------------------------------------------------
Louis W. Moelchert, Jr.                            None                                       None
-----------------------------------------------------------------------------------------------------------------------
Jerald L. Stevens                                  None                                       None
-----------------------------------------------------------------------------------------------------------------------
*    Valuation date is December 31, 2001.

BOARD COMPENSATION

The Company paid the following fees to the Directors during its most recently completed fiscal year.

-----------------------------------------------------------------------------------------------------------------------
                                                           PENSION OR
                                                       RETIREMENT BENEFITS     ESTIMATED ANNUAL    TOTAL COMPENSATION
                                     AGGREGATE         ACCRUED AS PART OF       BENEFITS UPON       FROM THE COMPANY
             NAME                   COMPENSATION          FUND EXPENSES           RETIREMENT        AND FUND COMPLEX*
-----------------------------------------------------------------------------------------------------------------------
Robert L. Bovinette                      $0                    N/A                   N/A                   $0
-----------------------------------------------------------------------------------------------------------------------
David M. Lascell                       $9,333                  N/A                   N/A                 $9,333
-----------------------------------------------------------------------------------------------------------------------
John B. Carroll                        $9,333                  N/A                   N/A                 $9,333
-----------------------------------------------------------------------------------------------------------------------
Louis W. Moelchert, Jr.                $9,333                  N/A                   N/A                 $9,333
-----------------------------------------------------------------------------------------------------------------------
Jerald L. Stevens                      $9,333                  N/A                   N/A                 $9,333
-----------------------------------------------------------------------------------------------------------------------
*The Company is the only investment company in the "Fund Complex."

OFFICERS


The Officers of the Company and their age, positions with the Company, length of term of office and principal occupations for the last five years are set forth below. Unless otherwise noted, the business address of each Officer is c/o Commonfund Institutional Funds, 15 Old Danbury Road, P.O. Box 812, Wilton, CT 06897-0812.

--------------------------------------------------------------------------------------------------------------------
                                     POSITION(S) WITH
                                     FUND AND TERM OF    PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS AND OTHER
      NAME, ADDRESS AND AGE              OFFICE(1)                            DIRECTORSHIPS HELD
--------------------------------------------------------------------------------------------------------------------
Robert L. Bovinette                Director and          President and Chief Executive Officer of Commonfund since
Age:  62                           President since       1996; Trustee of Commonfund, 1996 to present (ex officio)
                                   1999.                 and 1982 to 1994 (Chair, 1986 to 1990).

                                                         Chairman of the Board of Directors of the Investment Manager
                                                         since 1999; Chairman of the Board of Commonfund Realty Inc.
                                                         since 1998, and Director of Commonfund Capital, Inc. since
                                                         1998 (Chair of the Board since 2001, and Chair of the
                                                         Executive Committee of the Board from 1998 through 2001).
--------------------------------------------------------------------------------------------------------------------
John W. Auchincloss                Secretary since       General Counsel and Secretary of Commonfund since 2000,
Age:  44                           1999.                 and Assistant/Associate General Counsel  from 1996-2000.
--------------------------------------------------------------------------------------------------------------------
James P. Feeney                    Vice President        Director of Compliance of Commonfund since 1999. Compliance
Age:  38                           since 2002            Manager at Prudential Insurance Company of America (1997 to
                                                         1999.)
--------------------------------------------------------------------------------------------------------------------
Jill Grossberg                     Assistant Secretary   Director and Counsel of Mutual Fund Administration at IBT
Age:  56                           since 2000.           Co. since 2000. Associate Counsel at Putnam Investments,
                                                         Inc. (investments) (1995 to 2000).
--------------------------------------------------------------------------------------------------------------------
Donna M. Rogers                    Assistant Treasurer   Senior Director of Mutual Fund Administration at IBT Co.
Age:  36                           since 2002.           since 1994.
--------------------------------------------------------------------------------------------------------------------
Susan C. Mosher                    Assistant Secretary   Senior Director and Senior Counsel of Mutual Fund
Age:  47                           since 1999.           Administration at IBT Co. since 1995.
--------------------------------------------------------------------------------------------------------------------
Marita K. Wein                     Vice President and    Senior Vice President and Treasurer of Commonfund since
Age:  40                           Treasurer since       1997 and has been employed by that organization for 15
                                   1999.                 years in the fund accounting  area.
--------------------------------------------------------------------------------------------------------------------


COMPUTATION OF YIELD AND TOTAL RETURN, PERFORMANCE COMPARISONS


From time to time, certain Funds may include the Fund's yield, effective yield, total return (on a before taxes basis, after taxes on distributions or after taxes on distributions and redemption) or any other type of performance information permitted by applicable regulatory requirements in advertisements or reports to shareholders or prospective shareholders. The yield of the Funds refers to the annualized income generated by an investment in that Fund over a specified 30-day period. Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in the Fund over a period of at least one, five, and ten years (up to the life of the Fund) (the ending date of the period will be stated). Total return of a Fund is calculated from two factors: the amount of dividends earned by each Fund share and by the increase or decrease in value of the Fund's share price. Performance figures are based on historical results and are not intended to indicate future performance. See "Computation of Yield" and "Calculation of Total Return" for more information on methodology of calculations.

Performance information for each of the Funds contained in reports to shareholders or prospective shareholders, advertisements, and other promotional literature may be compared to the record of various unmanaged indices. Such unmanaged indices may assume the reinvestment of dividends, but generally do not reflect deductions for operating costs and expenses. In addition, a Fund's total return may be compared to the performance of broad groups of comparable mutual funds with similar investment goals, as such performance is tracked and published by such independent organizations as Lipper Analytical Services, Inc. ("Lipper"), among others. When Lipper's tracking results are used, the Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings.

In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appear in numerous financial publications such as Money, Forbes, Kiplinger's Magazine, Personal Investor, Morningstar, Inc., and similar sources.

COMPUTATION OF YIELD


The yield for the Funds is calculated by assuming that the income generated by the investment during that 30-day period is generated in each period over one year and is shown as a percentage of the investment. Yield will be calculated according to the following formula:

Yield = 2[((a-b)/cd+1)6-1], where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.


CALCULATION OF TOTAL RETURN


Total Return Quotation (Before Taxes): The total return of a Fund refers to the average annual compounded rate of return of a hypothetical investment for designated time periods (including but not limited to, the period from which that Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P (1 + T)n = ERV, where P = a hypothetical initial investment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value, as of the end of the designated time period, of a hypothetical $1,000 investment made at the beginning of the designated time period.


Total Return Quotation (After-Taxes on Distributions): The total return (after-taxes on distributions) of a Fund refers to the average annual compounded rate of return, taking into account the tax impact of Fund dividends and distributions made to shareholders, of a hypothetical investment for designated time periods (including but not limited to, the period from which that Fund commenced operations through the specified date), assuming no liquidation of the investment at the end of each period. In particular, average annual total return (after-taxes on distributions) is determined by finding the average annual compounded rate of return over the one-, five-, and ten-year periods (or for periods of the Fund's operations) that would equate the initial amount invested to the after-tax value, according to the following formulas: P (1+T)n = ATVD, where P = a hypothetical initial investment of $1,000; T = average annual total return (after-taxes on distributions); n = number of years; and ATVD = value at the end of the one-, five-, or ten-year periods of a hypothetical $1,000 investment made at the beginning of the time period, after taxes on Fund distributions, and assuming no liquidation of the investment at the end of the measurement periods. The calculation assumes that all distributions by the Funds are reinvested, less the taxes due on such distributions, at the price on the reinvestment dates during the period (adjustments may be made for subsequent recharacterizations of distributions). The calculation further assumes that no taxes are due on the portions of any distributions classified as exempt interest or non-taxable (i.e., return of capital). Taxes due on distributions by the Funds are calculated by applying the highest federal marginal tax rates to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain, etc.). Applicable tax rates may vary over the measurement period. Potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are not factored into the calculation.

Total Return Quotation (After-Taxes on Distributions and Redemption): The total return (after-taxes on distributions and redemption) of a Fund refers to the average annual compounded rate of return, taking into account the tax impact of Fund dividends and distributions made to shareholders, of a hypothetical investment for designated time periods (including but not limited to, the period from which that Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, average annual total return (after-taxes on distributions) is determined by finding the average annual compounded rate of return over the one-, five-, and ten-year periods (or for periods of the Fund's operations) that would equate the initial amount invested to the after-tax value, according to the following formulas: P (1+T)n = ATVDR, where P = a hypothetical initial investment of $1,000; T = average annual total return (after-taxes on distributions and redemption); n = number of years; and ATVDR = value at the end of the one-, five-, or ten-year periods of a hypothetical $1,000 investment made at the beginning of the time period, after taxes on Fund distributions, assuming that the entire investment is redeemed at the end of each measurement period. The calculation assumes that all distributions by the Funds are reinvested, less the taxes due on such distributions, at the price on the reinvestment dates during the period (adjustments may be made for subsequent recharacterizations of distributions). The calculation further assumes that no taxes are due on the portions of any distributions classified as exempt interest or non-taxable (i.e., return of capital). Taxes due on distributions by the Funds are calculated by applying the highest federal marginal tax rates to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain, etc.). Taxes due on redemptions by shareholders are calculated by subtracting the capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. Applicable tax rates may vary over the measurement period. Potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are not factored into the calculation.


Historical Performance: The average annual compounded rates of return (unless otherwise noted) for the Funds for the one year, five year and ten year periods ended April 30, 2002 and for the period from inception through April 30, 2002, are as follows:

-------------------------------------------------------------------------------------------------------------
                                                                  Average         Average
                                                                  Annual          Annual           Since
             Fund (Inception Date)               One Year       Five Years       Ten Years       Inception
-------------------------------------------------------------------------------------------------------------
CIF Inflation-Indexed Bond Fund (01/02/2001)
-------------------------------------------------------------------------------------------------------------
   returns before taxes                             6.71%           N/A             N/A            9.11%
-------------------------------------------------------------------------------------------------------------
   returns after-tax on distributions               3.74%           N/A             N/A            6.48%
-------------------------------------------------------------------------------------------------------------
   returns after-tax on distributions and
   redemption                                       4.01%           N/A             N/A            5.99%
-------------------------------------------------------------------------------------------------------------
CIF Short Duration Fund (05/01/2000)
-------------------------------------------------------------------------------------------------------------
   returns before taxes                             3.52%           N/A             N/A            5.22%
-------------------------------------------------------------------------------------------------------------
   returns after-tax on distributions               2.13%           N/A             N/A            3.32%
-------------------------------------------------------------------------------------------------------------
   returns after-tax on distributions and
   redemption                                       2.14%           N/A             N/A            3.23%
-------------------------------------------------------------------------------------------------------------
CIF Low Duration Bond Fund (01/02/2001)
-------------------------------------------------------------------------------------------------------------
   returns before taxes                             5.72%           N/A             N/A            6.54%
-------------------------------------------------------------------------------------------------------------
   returns after-tax on distributions               3.30%           N/A             N/A            4.15%
-------------------------------------------------------------------------------------------------------------
   returns after-tax on distributions and
   redemption                                       3.46%           N/A             N/A            4.07%
-------------------------------------------------------------------------------------------------------------
CIF Core Plus Bond Fund (01/02/2001)
-------------------------------------------------------------------------------------------------------------
   returns before taxes                             8.02%           N/A             N/A            7.02%
-------------------------------------------------------------------------------------------------------------
   returns after-tax on distributions               5.44%           N/A             N/A            4.71%
-------------------------------------------------------------------------------------------------------------
   returns after-tax on distributions and
   redemption                                       4.86%           N/A             N/A            4.48%
-------------------------------------------------------------------------------------------------------------
CIF Core Equity Fund (01/02/2001)
-------------------------------------------------------------------------------------------------------------
   returns before taxes                            (8.13%)          N/A             N/A           (9.06%)
-------------------------------------------------------------------------------------------------------------
   returns after-tax on distributions              (8.39%)          N/A             N/A           (9.38%)
-------------------------------------------------------------------------------------------------------------
   returns after-tax on distributions and
   redemption                                      (5.00%)          N/A             N/A           (7.39%)
-------------------------------------------------------------------------------------------------------------
CIF Small Cap Growth Fund (01/02/2001)
-------------------------------------------------------------------------------------------------------------
   returns before taxes                            (13.84%)         N/A             N/A          (13.20%)
-------------------------------------------------------------------------------------------------------------
   returns after-tax on distributions              (13.84%)         N/A             N/A          (13.27%)
-------------------------------------------------------------------------------------------------------------
   returns after-tax on distributions and
   redemption                                      (8.50%)          N/A             N/A          (10.56%)
-------------------------------------------------------------------------------------------------------------
CIF Small Cap Value Fund (01/02/2001)
-------------------------------------------------------------------------------------------------------------
   returns before taxes                             13.91%          N/A             N/A           16.41%
-------------------------------------------------------------------------------------------------------------
   returns after-tax on distributions               11.24%          N/A             N/A           14.35%
-------------------------------------------------------------------------------------------------------------
   returns after-tax on distributions and
   redemption                                       8.39%           N/A             N/A           12.12%
-------------------------------------------------------------------------------------------------------------
CIF International Equity Fund (01/02/2001)
-------------------------------------------------------------------------------------------------------------
   returns before taxes                            (11.10%)         N/A             N/A          (12.52%)
-------------------------------------------------------------------------------------------------------------
   returns after-tax on distributions              (11.50%)         N/A             N/A          (12.99%)
-------------------------------------------------------------------------------------------------------------
   returns after-tax on distributions and
   redemption                                      (6.81%)          N/A             N/A          (10.21%)
-------------------------------------------------------------------------------------------------------------


Had the Investment Manager not waived fees or reimbursed expenses, total returns would have been lower.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions may be made through IBT Co. (the "Transfer Agent") on days when the Federal Reserve System and the New York Stock Exchange ("NYSE") are both open for business. Currently, the weekdays on which the Funds are closed for business are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. Shares of the Fund are offered on a continuous basis.


It is currently the Company's policy to pay all redemptions in cash. The Company retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Fund in lieu of cash. Shareholders may incur transaction charges on the sale of any such securities so received in payment of redemptions. In addition, the securities will be subject to market risks until shareholders sell them.

The Company reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of the Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Company also reserves the right to suspend sales of shares of the Fund for any period during which the NYSE, the Investment Manager, the Administrator, the Transfer Agent and/or the Custodian are not open for business.


DETERMINATION OF NET ASSET VALUE

The securities of the Funds are valued by the IBT Co. (the "Custodian"), with assistance of the Sub-Advisers, under the general supervision of a Valuation Committee appointed by the Board of Directors. The Custodian may use independent pricing services to obtain valuations of securities. The pricing services rely primarily on prices of actual market transactions as well as on trade quotations obtained from third parties. However, a pricing service may use a matrix system to determine valuations of fixed income securities. This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures used by the pricing services and their valuations are reviewed by the officers of the Company under the general supervision of the Board of Directors. If there is no readily ascertainable market value for a security, the Valuation Committee may make a good faith determination as to the "fair value" of the security in accordance with procedures adopted by the Board of Directors.

Securities with remaining maturities of 60 days or less may be valued by the amortized cost method, unless it is determined not to represent fair value in accordance with procedures adopted by the Board of Directors. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter (unless amortized cost is determined in accordance with procedures approved by the Board of Directors not to represent fair value) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price the Fund would receive if it sold the instrument.

TAXES

The following is only a summary of certain tax considerations generally affecting the Funds and their shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

FEDERAL INCOME TAX

The following is only a summary of certain additional federal tax considerations generally affecting the Funds that are not discussed in the Funds' prospectuses. No attempt is made to present a detailed explanation of the federal, state or local tax treatment of the Funds or their shareholders and the discussion here and in the Funds' prospectuses is not intended as a substitute for careful tax planning.

The discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.


The Funds intend to qualify as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. By following such a policy, the Funds expect to eliminate or reduce to a nominal amount the federal taxes to which they may be subject.

In order to qualify for treatment as a RIC under the Code, the Funds must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Funds' gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, or certain other income (including gains from options, futures or forward contracts); (ii) at the close of each quarter of the Funds' taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of that Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer, or of two or more issuers which are engaged in the same, similar or related trades or business if that Fund owns at least 20% of the voting power of such issuer.


Notwithstanding the Distribution Requirement described above, which requires only that the Funds distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), the Funds will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short-and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts.

The Funds intend to make sufficient distributions to avoid liability for the federal excise tax. The Funds may in certain circumstances be required to liquidate their investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the Investment Manager or Sub-Adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the Funds to satisfy the requirements for qualification as a RIC.

Any gain or loss recognized on a sale, exchange or redemption of shares of the Funds by a taxable shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than twelve months, and otherwise will be treated as short-term capital gain or loss. However, if shares on which a taxable shareholder has received a net capital gain distribution are subsequently sold, exchanged or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. In addition, the loss realized on a sale or other disposition of shares will be disallowed to the extent a shareholder repurchases (or enters into a contract to or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period.

Generally, shareholders should include all dividends as income in the year of payment. However, dividends declared payable to shareholders of record in October, November or December of one year, but paid in January of the following year, will be deemed for tax purposes to have been received by the shareholder and paid by the Fund in the year in which the dividends were declared.

In the case of corporate shareholders, Fund distributions (other than capital gains distributions) generally qualify for the dividends-received deduction to the extent of the gross amount of qualifying dividends received by the Fund for the year. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.


In certain cases, a Fund will be required to withhold, at the applicable withholding rates, and remit to the U.S. Treasury the amount withheld from distributions payable to any individual or non-corporate shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, (3) has not certified to that Fund that such shareholder is not subject to backup withholding, or (4) has not certified that he or she is a U.S. person, including a U.S. resident alien.


If a Fund fails to qualify as a RIC for any taxable year, it will be taxable at regular corporate rates. In such an event, all distributions (including capital gains distributions) will be taxable as ordinary dividends to the extent of the Funds' current and accumulated earnings and profits, and such distributions may generally be eligible for the corporate dividends-received deduction. The Board reserves the right to cause a Fund not to qualify for a RIC for a taxable year if it determines that it would be beneficial to the Fund's shareholders.

STATE TAXES

The Funds are not liable for any income or franchise tax in Delaware if they qualify as a RIC for federal income tax purposes. Distributions by the Funds to shareholders and the ownership of shares may be subject to state and local taxes. Rules of state and local taxation of dividend and capital gains distributions from regulated investment companies often differ from the rules for federal income taxation described above. Shareholders are urged to consult their tax adviser regarding state and local tax rules affecting an investment in Fund shares.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a Fund. Investment in Ginnie Mae or Fannie Mae securities, bankers acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-fee treatment. The rules on exclusion of this income are different for corporate shareholders.

PORTFOLIO TRANSACTIONS


The Sub-Advisers are authorized to select brokers and dealers to effect securities transactions for their respective Funds. The Sub-Advisers will seek to obtain the most favorable net results by taking into account various factors, including price, commission, if any, size of the transactions and difficulty of execution, the firm's general execution and operational facilities and the firm's risk in positioning the securities involved. While the Sub-Advisers generally seek competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available. The Sub-Advisers seek to select brokers or dealers that offer a Fund the best price and execution and other services which are of benefit to the Fund.


The Sub-Advisers may, consistent with the interests of a Fund, consider research services that a broker or a dealer provides in selecting brokers and dealers for the Fund. Such services may include analyses of the business or prospects of a company, industry or economic sector, or statistical and pricing services. Information so received by the Sub-Advisers will be in addition to and not in lieu of the services required to be performed by them under their Sub-Advisory Agreements. If, in the judgment of a Sub-Adviser, Fund or other accounts managed by the Sub-Adviser will be benefited by supplemental research services, the Sub-Adviser is authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses. In addition to agency transactions, the Sub-Advisers may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidelines. The expenses of the Sub-Adviser will not necessarily be reduced as a result of the receipt of such supplemental information, such services may not be used exclusively with respect to the Fund or account generating the brokerage, and there can be no guarantee that the Sub-Adviser will find all of such services of value in advising the Fund.

For the fiscal years ended April 30, 2002 and 2001, the Funds' portfolio turnover rates were as follows:

----------------------------------------------------------------------------------------------------------------------
                                            PORTFOLIO TURNOVER RATE IN FYE         PORTFOLIO TURNOVER RATE IN FYE
                 FUND                                 4/30/01                                  4/30/02
----------------------------------------------------------------------------------------------------------------------
CIF Inflation-Indexed Bond Fund                        181.67%*(a)                             185.40%
----------------------------------------------------------------------------------------------------------------------
CIF Short Duration Fund                                128.96%*(b)                             201.88%
----------------------------------------------------------------------------------------------------------------------
CIF Low Duration Bond Fund                              73.42%**(a)                            101.45%
----------------------------------------------------------------------------------------------------------------------
CIF Core Plus Bond Fund                                356.10%*(a)                             479.61%
----------------------------------------------------------------------------------------------------------------------
CIF Core Equity Fund                                    20.00%*(a)                              66.43%
----------------------------------------------------------------------------------------------------------------------
CIF Small Cap Growth Fund                               67.62%*(a)                             209.55%
----------------------------------------------------------------------------------------------------------------------
CIF Small Cap Value Fund                                54.23%*(a)                             208.87%
----------------------------------------------------------------------------------------------------------------------
CIF International Equity Fund                           21.34%*(a)                              66.04%
----------------------------------------------------------------------------------------------------------------------

*Not annualized. Reflects portfolio turnover rate for the period 1/02/01 to 4/30/01.

(a)Fund commenced operations on January 2, 2001.
(b)Fund commenced operations on May 1, 2000.

For the fiscal years ended April 30, 2002, the Funds paid the following brokerage commissions:

----------------------------------------------------------------------------------------------------------------------
                                                             TOTAL $ AMOUNT OF      % OF TOTAL
                                           TOTAL $ AMOUNT        BROKERAGE          BROKERAGE          % OF TOTAL
                                            OF BROKERAGE      COMMISSIONS PAID     COMMISSIONS          BROKERED
                                             COMMISSIONS       TO AFFILIATED         PAID TO          TRANSACTIONS
                                               PAID IN         BROKERS IN FYE       AFFILIATED      EFFECTED THROUGH
                  FUND                       FYE 4/30/02          4/30/02            BROKERS       AFFILIATED BROKERS
----------------------------------------------------------------------------------------------------------------------
CIF Inflation-Indexed Bond Fund                          $0                  $0              0.0%               0.00%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
CIF Short Duration Fund                                  $0                  $0              0.0%               0.00%
----------------------------------------------------------------------------------------------------------------------
CIF Low Duration Bond Fund                               $0                  $0              0.0%               0.00%
----------------------------------------------------------------------------------------------------------------------
CIF Core Plus Bond Fund                                  $0                  $0              0.0%               0.00%
----------------------------------------------------------------------------------------------------------------------
CIF Core Equity Fund                               $186,566              $6,981             3.74%               3.71%
----------------------------------------------------------------------------------------------------------------------
CIF Small Cap Growth Fund                          $509,738                $475             0.09%               0.24%
----------------------------------------------------------------------------------------------------------------------
CIF Small Cap Value Fund                           $567,668                  $0              0.0%               0.00%
----------------------------------------------------------------------------------------------------------------------
CIF International Equity Fund                      $235,537                  $0              0.0%               0.00%
----------------------------------------------------------------------------------------------------------------------


For the fiscal year ended April 30, 2001, the Funds paid the following brokerage commissions:



----------------------------------------------------------------------------------------------------------------------
                                                               TOTAL $ AMOUNT       % OF TOTAL
                                            TOTAL $ AMOUNT      OF BROKERAGE        BROKERAGE          % OF TOTAL
                                             OF BROKERAGE     COMMISSIONS PAID     COMMISSIONS          BROKERED
                                              COMMISSIONS       TO AFFILIATED        PAID TO          TRANSACTIONS
                                                PAID IN        BROKERS IN FYE       AFFILIATED      EFFECTED THROUGH
                  FUND                        FYE 4/30/01          4/30/01           BROKERS       AFFILIATED BROKERS
----------------------------------------------------------------------------------------------------------------------
CIF Inflation-Indexed Bond Fund*                          $0                 $0                                 0.00%
----------------------------------------------------------------------------------------------------------------------
CIF Short Duration Fund                                   $0                 $0                                 0.00%
----------------------------------------------------------------------------------------------------------------------
CIF Low Duration Bond Fund*                               $0                 $0                                 0.00%
----------------------------------------------------------------------------------------------------------------------
CIF Core Plus Bond Fund*                             $14,755                 $0                                 0.00%
----------------------------------------------------------------------------------------------------------------------
CIF Core Equity Fund*                                $90,150             $1,273                                 7.23%
----------------------------------------------------------------------------------------------------------------------
CIF Small Cap Growth Fund*                          $224,286                $65                                 0.00%
----------------------------------------------------------------------------------------------------------------------
CIF Small Cap Value Fund*                           $202,872                 $0                                 0.00%
----------------------------------------------------------------------------------------------------------------------
CIF International Equity Fund*                      $243,809                 $0                                 0.00%
----------------------------------------------------------------------------------------------------------------------


*For the period January 2, 2001 through April 30, 2001.

CODE OF ETHICS


The Board of Directors of the Company has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Investment Manager, Sub-Advisers, and Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of directors, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are reasonably designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, which may include, subject to limitations contained in those policies, securities that may be purchased or held by the Funds. Access persons are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings ("IPOs") or private placements or are prohibited from investing in IPOs or private placements. Copies of these Codes of Ethics are on file with SEC, and are available to the public.

VOTING

Each share held entitles the shareholder of record to one vote. Shares issued by the Funds have no preemptive, conversion, or subscription rights. Each whole share shall be entitled to one vote and each fractional share shall be entitled to a proportionate fractional vote. The Funds, as separate series of the Company, vote separately on matters affecting only the Funds. Voting rights are not cumulative. As a Delaware business trust, the Company is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Company and for the election of Directors under certain circumstances.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of funds and shares thereof. Each share of a Fund represents an equal proportionate interest in the Fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of a Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Directors of the Company may create additional series of shares or separate classes of funds. All consideration received by the Company for shares of any Fund (or separate class) and all assets in which such consideration is invested would belong to that Fund (or separate class) and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

CONTROL PERSONS


As of August 1, 2002, the following shareholders of each Fund owned more than 25% of the shares of the Funds as indicated below and may be deemed a "control person" of the Funds as such term is defined in the 1940 Act.

CIF INFLATION-INDEXED BOND FUND
-------------------------------

         THE COMMON FUND FOR NONPROFIT                               49.0%
         ORGANIZATIONS
         15 Old Danbury Road
         P.O. Box 812
         Wilton, CT 06897-0812

CIF LOW DURATION BOND FUND
--------------------------

         THE COMMON FUND FOR NONPROFIT                               84.4%
         ORGANIZATIONS
         15 Old Danbury Road
         P.O. Box 812
         Wilton, CT 06897-0812

CIF CORE PLUS BOND FUND
-----------------------

         THE COMMON FUND FOR NONPROFIT                               58.3%
         ORGANIZATIONS
         15 Old Danbury Road
         P.O. Box 812
         Wilton, CT 06897-0812

         THE HEALTHCARE FOUNDATION OF NEW JERSEY                     22.2%
         75 Livingston Avenue
         Roseland, NJ 07068

CIF CORE EQUITY FUND
--------------------

         THE COMMON FUND FOR NONPROFIT                               54.6%
         ORGANIZATIONS
         15 Old Danbury Road
         P.O. Box 812
         Wilton, CT 06897-0812

CIF SMALL CAP GROWTH FUND
-------------------------

         THE COMMON FUND FOR NONPROFIT                               93.2%
         ORGANIZATIONS
         15 Old Danbury Road
         P.O. Box 812
         Wilton, CT 06897-0812

CIF SMALL CAP VALUE FUND
------------------------

         THE COMMON FUND FOR NONPROFIT                               93.7%
         ORGANIZATIONS
         15 Old Danbury Road
         P.O. Box 812
         Wilton, CT 06897-0812

CIF INTERNATIONAL EQUITY FUND
-----------------------------

         THE COMMON FUND FOR NONPROFIT                               75.5%
         ORGANIZATIONS
         15 Old Danbury Road
         P.O. Box 812
         Wilton, CT 06897-0812

     As of August 1, 2002, the following shareholders of each Fund owned 5% or more of each Fund and may be deemed a principal holder of those Funds.

CIF INFLATION-INDEXED BOND FUND
-------------------------------

         UNIVERSITY AND COMMUNITY COLLEGE SYSTEM                     12.8%
         OF NEVADA
         2601 Enterprise Road
         Reno, NV 89512

         KANSAS UNIVERSITY ENDOWMENT ASSOCIATION                     6.4%
         PO Box 928
         Lawrence, KS 66044-0928

         SOUTHERN METHODIST UNIVERSITY                               9.6%
         PO Box 750193
         Dallas, TX 75275-0193

CIF SHORT DURATION FUND
-----------------------

         UNIVERSITY CORPORATION FOR ADVANCED                         23.7%
         INTERNET DEVELOPMENT
         3020 Boardwalk Suite 100
         Ann Arbor, MI 48108

         CENTER FOR EARLY EDUCATION                                  20.8%
         563 N. Alfred Street
         West Hollywood, CA 90048

         ROBERT LOUIS STEVENSON SCHOOL                               8.5%
         3152 Forest Lake Road
         Pebble Beach, CA 93953

         CHESTNUT HILL HOSPITAL                                      13.1%
         8835 Germantown Avenue
         Philadelphia, PA 19118

         CLAREMONT UNIVERSITY CONSORTIUM                             5.1%
         747 North Dartmouth Avenue
         Claremont, CA  91711

CIF CORE EQUITY FUND
--------------------

         NORTHWESTERN MEDICAL FACULTY                                9.2%
         FOUNDATION INC.
         680 Lake Shore Drive
         Chicago, IL  60611


         UNITED EDUCATORS INSURANCE                                  6.0%
         Two Wisconsin Circle, Suite 1040
         Chevy Chase, MD  20815


         M-CARE                                                      6.1%
         7024 Wolverine Tower
         3003 South State Street
         Ann Arbor, MI 48109-2209


CIF LOW DURATION BOND FUND
--------------------------

         M-CARE                                                      15.6%
         7024 Wolverine Tower
         3003 South State Street
         Ann Arbor, MI 48109-2209

CIF CORE PLUS BOND FUND
-----------------------

         NORTHWESTERN MEDICAL FACULTY                                5.0%
         FOUNDATION INC.
         680 Lake Shore Drive
         Chicago, IL  60611

     The amount of shares of each Fund owned by all the officers and Directors as a group is less than 1% of each Fund's outstanding securities.

FINANCIAL STATEMENTS


The financial statements and independent accountant's report thereon for the Funds are incorporated by reference to the Funds' Annual Report as of and for the period ended April 30, 2002, and have been incorporated by reference into this SAI.

APPENDIX

The following descriptions are summaries of published ratings.

DESCRIPTION OF CORPORATE BOND RATINGS

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA by S&P also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and differs from AAA issues only in small degree. Debt rated A by S&P has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.


Bonds rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities. Bonds rated A by Moody's possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Fitch uses plus and minus signs with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category. Bonds rated AAA by Fitch are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA by Fitch are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+. Bonds rated A by Fitch are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.


DESCRIPTION OF COMMERCIAL PAPER RATINGS


Commercial paper rated A by Standard & Poor's Corporation ("S&P") is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1, 1 +, and 2 to indicate the relative degree of safety. Issues rated A-1+ are those with an "overwhelming degree" of credit protection. Those rated A-1, the highest rating category, reflect a "very strong" degree of safety regarding timely payment. Those rated A-2, the second highest rating category, reflect a satisfactory degree of safety regarding timely payment but not as high as A-1.

Commercial paper issues rated Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's") are judged by Moody's to be of "superior" quality and "strong" quality respectively on the basis of relative repayment capacity.

F-1+ (Exceptionally Strong) is the highest commercial paper rating Fitch assigns; paper rated F-1+ is regarded as having the strongest degree of assurance for timely payment. Paper rated F-1 (Highest Credit Quality) indicates the strongest capacity for timely payment of financial commitments. The rating F-2 (Good Credit Quality) reflects a satisfactory capacity for timely payment of financial commitments but the margin of safety is not as great as for issues rated F-1+ or F-1.

PART C:  OTHER INFORMATION

Item 23.  Exhibits:

     (a)(1) Certificate of Trust dated August 12, 1999, is incorporated by reference to Exhibit (a)(1) of the Registrant's Initial Registration Statement as filed via EDGAR (Accession No. 0000893220-99-000977) on August 17, 1999.

     (a)(2) Declaration of Trust of Commonfund Institutional Funds, dated August 7, 1999, is incorporated by reference to Exhibit (a)(2) of the Registrant's Initial Registration Statement as filed via EDGAR (Accession No. 0000893220-99-000977) on August 17, 1999.

     (b) By-Laws are incorporated by reference to Exhibit (b) of the Registrant's Initial Registration Statement as filed via EDGAR (Accession No. 0000893220-99-000977) on August 17, 1999.

     (c) Instruments defining rights of Security Holders incorporated by reference to the Declaration of Trust of Commonfund Institutional Funds, filed via EDGAR (Accession No. 0000893220-99-000977) as Exhibit (a)(2) to the Registrant's Initial Registration Statement on August 17, 1999, and the By-Laws, filed via EDGAR (Accession No. 0000893220-99-000977) as Exhibit (b) to the Registrant's Initial Registration Statement on August 17, 1999.

     (d)(1) Investment Advisory Agreement between the Registrant and Commonfund Asset Management Company, Inc. is incorporated by reference to Exhibit (d)(1) of the Registrant's Post-Effective Amendment No. 3 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950136-01-500746) on June 29, 2001.

     (d)(2) Investment Sub-Advisory Agreement between the Registrant and Wellington Management Company, LLP with respect to the Commonfund Short Duration Fund is incorporated by reference to Exhibit
               (d)(2) of the Registrant's Post-Effective Amendment No. 4 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950136-01-501285) on August 31, 2001.

     (d)(3) Investment Sub-Advisory Agreement between the Registrant and Western Asset Management Company with respect to the Commonfund Short Duration Fund is incorporated by reference to Exhibit
               (d)(3) of the Registrant's Post-Effective Amendment No. 4 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950136-01-501285) on August 31, 2001.

     (d)(4) Investment Sub-Advisory Agreement between the Registrant and Western Asset Management Company with respect to the CIF Inflation-Indexed Bond Fund is filed herewith.

     (d)(5) Investment Sub-Advisory Agreement between the Registrant and Artisan Partners with respect to the CIF Small Cap Growth Fund is incorporated by reference to Exhibit (d)(5) to the Registrant's Post-Effective Amendment No. 2 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000893220-00-001409) on December 14, 2000.

     (d)(6) Investment Sub-Advisory Agreement between the Registrant and Capital Guardian Trust Company with respect to the CIF International Equity Fund is incorporated by reference to Exhibit
               (d)(6) of the Registrant's Post-Effective Amendment No. 4 as filed with the Securities and Exchange Commission via EDGAR (Accession No.
               0000950136-01-501285) on August 31, 2001.

     (d)(7) Investment Sub-Advisory Agreement between the Registrant and Capital Works Investment Partners with respect to the CIF Small Cap Growth Fund is incorporated by reference to Exhibit (d)(7) to the Registrant's Post-Effective Amendment No. 2 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000893220-00-001409) on December 14, 2000.

     (d)(8) Investment Sub-Advisory Agreement between the Registrant and Constitution Research & Management, LLC with respect to the CIF Small Cap Growth Fund is incorporated by reference to Exhibit
               (d)(8) to the Registrant's Post-Effective Amendment No. 2 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000893220-00-001409) on December 14, 2000.

     (d)(9) Investment Sub-Advisory Agreement between the Registrant and GlobeFlex Capital, L.P. with respect to the CIF Small Cap Growth Fund is incorporated by reference to Exhibit (d)(9) to the Registrant's Post-Effective Amendment No. 2 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000893220-00-001409) on December 14, 2000.

     (d)(10) Investment Sub-Advisory Agreement between the Registrant and Grantham, Mayo, Van Otterloo with respect to the CIF International Equity Fund is incorporated by reference to Exhibit
               (d)(10) to the Registrant's Post-Effective Amendment No. 2 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000893220-00-001409) on December 14, 2000.

     (d)(11) Investment Sub-Advisory Agreement between the Registrant and High Rock Capital LLC with respect to the CIF Small Cap Value Fund is incorporated by reference to Exhibit (d)(11) to the Registrant's Post-Effective Amendment No. 2 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000893220-00-001409) on December 14, 2000.

     (d)(12) Investment Sub-Advisory Agreement between the Registrant and Iridian Asset Management LLC with respect to the CIF Core Equity Fund is incorporated by reference to Exhibit (d)(12) to the Registrant's Post-Effective Amendment No. 2 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000893220-00-001409) on December 14, 2000.

     (d)(13)   Investment Sub-Advisory Agreement between the Registrant and John
               A. Levin & Co., Inc. with respect to the CIF Core Equity Fund is incorporated by reference to Exhibit (d)(13) to the Registrant's Post-Effective Amendment No. 2 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000893220-00-001409) on December 14, 2000.

     (d)(14) Investment Sub-Advisory Agreement between the Registrant and Marsico Capital Management LLC with respect to the CIF Core Equity Fund is incorporated by reference to Exhibit (d)(14) to the Registrant's Post-Effective Amendment No. 2 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000893220-00-001409) on December 14, 2000.

     (d)(15) Investment Sub-Advisory Agreement between the Registrant and Martingale Asset Management, L.P. with respect to the CIF Small Cap Value Fund is incorporated by reference to Exhibit (d)(15) to the Registrant's Post-Effective Amendment No. 2 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000893220-00-001409) on December 14, 2000.

     (d)(16) Investment Sub-Advisory Agreement between the Registrant and Metropolitan West Asset Management with respect to the CIF Low Duration Bond Fund is incorporated by reference to Exhibit
               (d)(16) to the Registrant's Post-Effective Amendment No. 2 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000893220-00-001409) on December 14, 2000.

     (d)(17) Investment Sub-Advisory Agreement between the Registrant and BlackRock Advisors, Inc. with respect to the CIF Core Plus Bond Fund is incorporated by reference to Exhibit (d)(17) of the Registrant's Post-Effective Amendment No. 4 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950136-01-501285) on August 31, 2001.

     (d)(18) Investment Sub-Advisory Agreement between the Registrant and Seix Investment Advisors with respect to the CIF Low Duration Bond Fund is incorporated by reference to Exhibit (d)(18) to the Registrant's Post-Effective Amendment No. 2 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000893220-00-001409) on December 14, 2000.

     (d)(19) Investment Sub-Advisory Agreement between the Registrant and Shapiro Capital Management Company, Inc. to be completed by amendment.

     (d)(20) Investment Sub-Advisory Agreement between the Registrant and Skyline Asset Management, L.P. with respect to the CIF Small Cap Value Fund is incorporated by reference to Exhibit (d)(20) to the Registrant's Post-Effective Amendment No. 2 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000893220-00-001409) on December 14, 2000.

     (d)(21) Investment Sub-Advisory Agreement between the Registrant and State Street Global Advisors, Inc. with respect to the CIF Core Equity Fund, CIF Small Cap Growth Fund and CIF Small Cap Value Fund is incorporated by reference to Exhibit (d)(21) to the Registrant's Post-Effective Amendment No. 2 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000893220-00-001409) on December 14, 2000.

     (d)(22) Investment Sub-Advisory Agreement between the Registrant and TT International Investment Management with respect to the CIF International Equity Fund is incorporated by reference to Exhibit
               (d)(22) to the Registrant's Post-Effective Amendment No. 2 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000893220-00-001409) on December 14, 2000.

     (d)(23) Investment Sub-Advisory Agreement between the Registrant and Veredus Asset Management, LLC with respect to the CIF Small Cap Growth Fund is incorporated by reference to Exhibit (d)(23) to the Registrant's Post-Effective Amendment No. 2 as filed with the Securities and Exchange Commission via EDGAR (Accession No0000893220-00-001409) on December 14, 2000.

     (d)(24) Investment Sub-Advisory Agreement between the Registrant and NorthPointe Capital, LLC with respect to the CIF Small Cap Value Fund is incorporated by reference to Exhibit (d)(24) to the Registrant's Post-Effective Amendment No. 2 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000893220-00-001409) on December 14, 2000.

     (d)(25) Investment Sub-Advisory Agreement between the Registrant and Advanced Investment Technology, Inc. with respect to the CIF Core Equity Fund is incorporated by reference to Exhibit (d)(25) to the Registrant's Post-Effective Amendment No. 2 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000893220-00-001409) on December 14, 2000.

     (d)(26) Investment Sub-Advisory Agreement between the Registrant, Western Asset Management Company and Western Asset Management Company Limited with respect to CIF Core Plus Bond Fund is incorporated by reference to Exhibit (d)(26) of the Registrant's Post-Effective Amendment No. 4 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950136-01-501285) on August 31, 2001.

     (d)(28) Investment Sub-Advisory Agreement between the Registrant and Duncan-Hurst Capital Management, Inc. with respect to the CIF Growth Opportunities Fund is filed herewith.

     (d)(29) Investment Sub-Advisory Agreement between the Registrant and Goldman Sachs Asset Management with respect to the CIF Growth Opportunities Fund is filed herewith.

     (d)(30) Investment Sub-Advisory Agreement between the Registrant and NewBridge Partners, LLC with respect to the CIF Growth Opportunities Fund to be completed by amendment.

     (d)(31) Investment Sub-Advisory Agreement between the Registrant and Shaker Investments, LLC to be completed by amendment.

     (d)(32) Investment Sub-Advisory Agreement between the Registrant and Turner Investment Partners, Inc. to be completed by amendment.

     (d)(33) Investment Sub-Advisory Agreement between the Registrant and Harris Associates LP to be completed by amendment.

     (d)(34) Investment Sub-Advisory Agreement between the Registrant and NewSouth Capital Management, Inc. to be completed by amendment.

     (d)(35) Investment Sub-Advisory Agreement between the Registrant and Southeastern Asset Management Inc. to be completed by amendment.

     (d)(36) Investment Sub-Advisory Agreement between the Registrant and Steinberg Preist Capital Management, LLC to be completed by amendment.

     (d)(37) Amended Schedule A to the Investment Sub-Advisory Agreement between the Registrant and Artisan Partners, Limited Partnership to be completed by amendment.

     (e) Distribution Agreement between the Registrant and Commonfund Securities, Inc. is incorporated by reference to Exhibit (e) of the Registrant's Post-Effective Amendment No. 4 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950136-01-501285) on August 31, 2001.

     (f)       Not applicable.

     (g) Custodian Agreement between the Registrant and Investors Bank & Trust Company is incorporated by reference to Exhibit (g) of the Registrant's Post-Effective Amendment No. 4 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950136-01-501285) on August 31, 2001.

     (h)(1) Administration Agreement between the Registrant and Investors Bank & Trust Company is incorporated by reference to Exhibit
               (h)(1) of the Registrant's Post-Effective Amendment No. 4 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950136-01-501285) on August 31, 2001.

     (h)(2) Transfer Agency Agreement between the Registrant and Investors Bank & Trust Company is incorporated by reference to Exhibit
               (h)(2) of the Registrant's Post-Effective Amendment No. 4 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950136-01-501285) on August 31, 2001.

     (h)(3) Amended and Restated Delegation Agreement between the Registrant and Investors Bank & Trust Company is incorporated by reference to Exhibit (h)(3) of the Registrant's Post-Effective Amendment No. 4 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950136-01-501285) on August 31, 2001.

     (i)       Opinion and Consent of Counsel is filed herewith

     (j)       Accountant's Consent is filed herewith.

     (k) Subscription Agreement between the Registrant and Commonfund Asset Management Company is incorporated by reference to Exhibit
               (k) of the Registrant's Pre-Effective Amendment No. 2 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000893220-00-000041) on January 18, 2000.

     (l)       Not applicable.

     (m)       Not applicable.

     (n)       Not applicable.

     (o)       Not applicable.

     (p)(1) Code of Ethics for the Registrant, incorporated by reference to Exhibit (p)(1) of the Registrant's Post-Effective Amendment No. 1 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000893220-00-001107) on September 29, 2000.

     (p)(2) Code of Ethics for Commonfund Asset Management Company, Inc. is incorporated by reference to Exhibit (p)(2) of the Registrant's Post-Effective Amendment No. 3 as filed with the Securities and Exchange Commission via EDGAR (Accession No.
               0000950136-01-500746) on June 29, 2001.

     (p)(3) Code of Ethics for Wellington Management Company, LLP is incorporated by reference to Exhibit (p)(3) to the Registrant's Post-Effective Amendment No. 2 as filed with the Securities and Exchange Commission via EDGAR (Accession No.
               0000893220-00-001409) on December 14, 2000.

     (p)(4) Code of Ethics for Western Asset Management Company, incorporated by reference to Exhibit (p)(4) of the Registrant's Post-Effective Amendment No. 1 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000893220-00-001107) on September 29, 2000.

     (p)(5) Code of Ethics for Artisan Partners, incorporated by reference to Exhibit (p)(5) of the Registrant's Post-Effective Amendment No. 1 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000893220-00-001107) on September 29, 2000.

     (p)(6) Code of Ethics for Capital Guardian Trust Company is incorporated by reference to Exhibit (p)(6) to the Registrant's Post-Effective Amendment No. 2 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000893220-00-001409) on December 14, 2000.

     (p)(7) Code of Ethics for Capital Works Investment Partners is incorporated by reference to Exhibit (p)(7) to the Registrant's Post-Effective Amendment No. 2 as filed with the Securities and Exchange Commission via EDGAR (Accession No.
               0000893220-00-001409) on December 14, 2000.

     (p)(8) Code of Ethics for Constitution Research & Management, LLC is incorporated by reference to Exhibit (p)(8) to the Registrant's Post-Effective Amendment No. 2 as filed with the Securities and Exchange Commission via EDGAR (Accession No.
               0000893220-00-001409) on December 14, 2000.

     (p)(9) Code of Ethics for GlobeFlex Capital, L.P. is incorporated by reference to Exhibit (p)(9) to the Registrant's Post-Effective Amendment No. 2 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000893220-00-001409) on December 14, 2000.

     (p)(10) Code of Ethics for Grantham, May, Van Otterloo is incorporated by reference to Exhibit (p)(10) to the Registrant's Post-Effective Amendment No. 2 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000893220-00-001409) on December 14, 2000.

     (p)(11) Code of Ethics for High Rock Capital LLC is incorporated by reference to Exhibit (p)(11) to the Registrant's Post-Effective Amendment No. 2 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000893220-00-001409) on December 14, 2000.

     (p)(12) Code of Ethics for Iridian Asset Management LLC is incorporated by reference to Exhibit (p)(12) to the Registrant's Post-Effective Amendment No. 2 as filed with the Securities and Exchange Commission via EDGAR (Accession No.
               0000893220-00-001409) on December 14, 2000.

     (p)(13) Code of Ethics for John A. Levin & Co., Inc., incorporated by reference to Exhibit (p)(13) of the Registrant's Post-Effective Amendment No. 1 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000893220-00-001107) on September 29, 2000.

     (p)(14) Code of Ethics for Marsico Capital Management LLC is filed herewith.

     (p)(15) Code of Ethics for Martingale Asset Management, L.P. is incorporated by reference to Exhibit (p)(15) to the Registrant's Post-Effective Amendment No. 2 as filed with the Securities and Exchange Commission via EDGAR (Accession No.
               0000893220-00-001409) on December 14, 2000.

     (p)(16) Code of Ethics for Metropolitan West Asset Management is incorporated by reference to Exhibit (p)(16) to the Registrant's Post-Effective Amendment No. 2 as filed with the Securities and Exchange Commission via EDGAR (Accession No.
               0000893220-00-001409) on December 14, 2000.

     (p)(17) Code of Ethics for BlackRock Advisors, Inc., is incorporated by reference to Exhibit (p)(17) to the Registrant's Post-Effective Amendment No. 4 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950136-01-501235) on August 31, 2001.

     (p)(18) Code of Ethics for Seix Investment Advisors is incorporated by reference to Exhibit (p)(18) to the Registrant's Post-Effective Amendment No. 2 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000893220-00-001409) on December 14, 2000.

     (p)(19) Code of Ethics for Shapiro Capital Management Company, Inc. is incorporated by reference to Exhibit (p)(19) to the Registrant's Post-Effective Amendment No. 2 as filed with the Securities and Exchange Commission via EDGAR (Accession No.
               0000893220-00-001409) on December 14, 2000.

     (p)(20) Code of Ethics for Skyline Asset Management, L.P. is filed herewith.

     (p)(21) Code of Ethics for State Street Global Advisors, Inc., and Advanced Investment Technology, Inc. is incorporated by reference to Exhibit (p)(21) to the Registrant's Post-Effective Amendment No. 2 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000893220-00-001409) on December 14, 2000.

     (p)(22) Code of Ethics for TT International Investment Management is incorporated by reference to Exhibit (p)(22) to the Registrant's Post-Effective Amendment No. 2 as filed with the Securities and Exchange Commission via EDGAR (Accession No.
               0000893220-00-001409) on December 14, 2000.

     (p)(23) Code of Ethics for Veredus Asset Management is incorporated by reference to Exhibit (p)(23) to the Registrant's Post-Effective Amendment No. 2 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000893220-00-001409) on December 14, 2000.

     (p)(24) Code of Ethics for NorthPointe Capital, LLC is incorporated by reference to Exhibit (p)(24) to the Registrant's Post-Effective Amendment No. 2 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000893220-00-001409) on December 14, 2000.

     (p)(25) Code of Ethics for Advanced Investment Technology, Inc. is incorporated by reference to Exhibit (p)(25) to the Registrant's Post-Effective Amendment No. 2 as filed with the Securities and Exchange Commission via EDGAR (Accession No.
               0000893220-00-001409) on December 14, 2000.

     (p)(26) Code of Ethics for Western Asset Management Company Limited is incorporated by reference to Exhibit (p)(26) of the Registrant's Post-Effective Amendment No. 3 as filed with the Securities and Exchange Commission via EDGAR (Accession No.
               0000950136-01-500746) on June 29, 2001.

     (p)(27) Code of Ethics for Duncan-Hurst Capital Management, Inc. is filed herewith.

     (p)(28)   Code of Ethics for Goldman, Sachs & Co. is filed herewith.

     (p)(29)   Code of Ethics for NewBridge Partners, LLC is filed herewith.

     (p)(30)   Code of Ethics for Shaker Investments is filed herewith.

     (p)(31) Code of Ethics for Turner Investment Partners, Inc. is filed herewith.

     (p)(32)   Code of Ethics for Harris Associates LP is filed herewith.

     (p)(33) Code of Ethics for NewSouth Capital Management, Inc. is filed herewith.

     (p)(34) Code of Ethics for Southeastern Asset Management Inc. is filed herewith.

     (p)(35) Code of Ethics for Steinberg Priest Capital Management, LLC is filed herewith.

     (p)(36) Code of Ethics for Commonfund Securities, Inc., incorporated by reference to Exhibit (p)(24) of the Registrant's Post-Effective Amendment No. 1 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000893220-00-001107) on September 29, 2000.

     (q)(1) Powers of Attorney for Robert L. Bovinette, John B. Carroll, Louis W. Moelchert, Jr. and Jerald L. Stevens are incorporated by reference to Exhibit (q) of the Registrant's Pre-Effective Amendment No. 2 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000893220-00-000041) on January 18, 2000.

     (q)(2) Power of Attorney for David M. Lascell is incorporated by reference to Exhibit (q)(2) to the Registrant's Post-Effective Amendment No. 2 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000893220-00-001409) on December 14, 2000.

Item 24.  Persons Controlled by or under Common Control with the Fund

   Not applicable.

Item 25.  Indemnification

Article III, Section 8. of the Declaration of Trust filed as Exhibit (a)(2) to this Registration Statement is incorporated herein by reference.

     Section 8. Indemnification of Shareholders. If any Shareholder or former Shareholder shall be exposed to liability by reason of a claim or demand relating to his or her being or having been a Shareholder, and not because of his or her acts or omissions, the Shareholder or former Shareholder (or his or her heirs, executors, administrators, or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified out of the assets of the Trust against all loss and expense arising from such claim or demand, but only out of the assets held with respect to the particular Series or Class of which such Person is or was a Shareholder and from or in relation to which such liability arose.

Article XI of the By-Laws filed as Exhibit (b) to this Registration Statement is incorporated herein by reference.

     Section 1. Agents, Proceedings, Expenses. For the purpose of this Article, "agent" means any Person who is or was a Director, officer, employee or other agent of the Trust or is or was serving at the request of the Trust as a director, officer, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise; "proceeding" means any threatened, pending or completed claim, action, suit or proceeding, whether civil, criminal, administrative or investigative (including appeals);and "expenses" includes, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and all other liabilities whatsoever.

     Section 2. Indemnification. Subject to the exceptions and limitations contained in Section 3 below, every agent shall be indemnified by the Trust to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been an agent.

     Section 3. Limitations, Settlements. No indemnification shall be provided hereunder to an agent:

     (a) who shall have been adjudicated by the court or other body before which the proceeding was brought to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (collectively, "disabling conduct"); or

     (b) with respect to any proceeding disposed of (whether by settlement, pursuant to a consent decree or otherwise) without an adjudication by the court or other body before which the proceeding was brought that such agent was liable to the Trust or its Shareholders by reason of disabling conduct, unless there has been a determination that such agent did not engage in disabling conduct:

         (i) by the court or other body before which the proceeding was brought;

         (ii) by at least a majority of those Directors who are neither Interested Persons of the Trust nor are parties to the proceeding based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

         (iii) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that indemnification shall be provided hereunder to an agent with respect to any proceeding in the event of (1) a final decision on the merits by the court or other body before which the proceeding was brought that the agent was not liable by reason of disabling conduct, or (2) the dismissal of the proceeding by the court or other body before which it was brought for insufficiency of evidence of any disabling conduct with which such agent has been charged.

         Section 4. Insurance, Rights Not Exclusive. The rights of indemnification herein provided may be insured against by policies maintained by the Trust on behalf of any agent, shall be severable, shall not be exclusive of or affect any other rights to which any agent may now or hereafter be entitled and shall inure to the benefit of the heirs, executors and administrators of any agent.

         Section 5. Advance of Expenses. Expenses incurred by an agent in connection with the preparation and presentation of a defense to any proceeding shall be paid by the Trust from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such agent that such amount will be paid over by him or her to the Trust if it is ultimately determined that he or she is not entitled to indemnification under this Article XI; provided, however, that (a) such agent shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Directors who are neither Interested Persons of the Trust nor parties to the proceedings, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such agent will be found entitled to indemnification under this Article XI.

         Section 6. Fiduciaries of Employee Benefit Plan. The Article does not apply to any proceeding against any director, investment manager or other fiduciary of an employee benefit plan in that person's capacity as such, even though that person may also be an agent of this Trust as defined in Section 1 of this Article. Nothing contained in this Article shall limit any right to indemnification to which such director, investment manager, or other fiduciary may be entitled by contract or otherwise which shall be enforceable to the extent permitted by applicable law other than this Article.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER AND SUB-ADVISERS:

Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of the Adviser is or has been, at any time during the last two fiscal years, engaged for his own or in the capacity of director, officer, employee, partner or trustee are as follows:

COMMONFUND ASSET MANAGEMENT COMPANY

Commonfund Asset Management Company is the Investment Adviser for the Registrant. Their principal business address is 15 Old Danbury Rd., P.O. Box 812, Wilton, CT, 06897-0812. Commonfund Asset Management Company is an investment adviser registered under the Investment Advisers Act of 1940.

---------------------------------------------------------------------------------------------------------------------
          NAME AND POSITION WITH
            INVESTMENT ADVISER                          OTHER COMPANY                 POSITION WITH OTHER COMPANY
---------------------------------------------------------------------------------------------------------------------
Todd Petzel
Interim President and Chief Investment
Officer
---------------------------------------------------------------------------------------------------------------------
Robert L. Bovinette
Director and Chair
---------------------------------------------------------------------------------------------------------------------
Arthur Z. Gardiner, Jr.                     Private law practice
Director
---------------------------------------------------------------------------------------------------------------------
John W. Auchincloss
Secretary
---------------------------------------------------------------------------------------------------------------------
MaryEllen Beaudreault
Director and Senior Vice President -
Head of Fixed Income
---------------------------------------------------------------------------------------------------------------------
Elizabeth E. Schaefer
Director and Senior Vice President -
Head of Equities
---------------------------------------------------------------------------------------------------------------------
James P. Feeney
Director of Compliance
---------------------------------------------------------------------------------------------------------------------

ADVANCED INVESTMENT TECHNOLOGY, INC.

AIT is a Sub-Adviser for the CIF Core Equity Fund. Their principal business address is 311 Park Place Boulevard, Suite 250, Clearwater, FL 33759. AIT is an investment adviser registered under the Advisers Act.

---------------------------------------------------------------------------------------------------------------------------
NAME AND POSITION WITH                                                                     POSITION WITH OTHER
INVESTMENT ADVISER                                    OTHER COMPANY                              COMPANY
---------------------------------------------------------------------------------------------------------------------------
Douglas William Case
President, Chief Investment Officer
---------------------------------------------------------------------------------------------------------------------------
Bryan Stypul
Chief Financial Officer
---------------------------------------------------------------------------------------------------------------------------
John Richard Snow                           State Street Global Advisors               Vice Chairman
Director
---------------------------------------------------------------------------------------------------------------------------
Orhan Karaali
Director of Research
---------------------------------------------------------------------------------------------------------------------------
Dana Lee Vicander
Compliance Officer
---------------------------------------------------------------------------------------------------------------------------
Barry Evan Schneirov
Managing Director of Marketing
---------------------------------------------------------------------------------------------------------------------------
Joseph Henry Cromarty                       State Street Global Advisors               Employee and Officer
Director                                    State Street Global Alliance, LLC          Employee and Officer
                                            Residential Capital Management, LLC        Director
---------------------------------------------------------------------------------------------------------------------------
                                            State Street Global Advisors.              Principal
Jean-Francois Schock                        State Street Global Advisors U.K. Ltd.     Director
Director                                    State Street Banque S.A.                   Director
                                            State Street Global Investment GmbH        Chairman of Supervisory Board
                                            State Street Global Advisors A.G.          Chairman of Supervisory Board
                                            Mediolanum State Street SGR                Director
                                            Global Advantage Fund                      Director
                                            Omega Fund                                 Director
                                            State Street Management S.A.               Director
---------------------------------------------------------------------------------------------------------------------------

ARTISAN PARTNERS, LP

Artisan Partners is a Sub-Adviser for the CIF Small Cap Growth Fund. Their principal business address is 1000 N. Water Street, Suite 1770, Milwaukee, WI 53202. Artisan Partners is an investment adviser registered under the Advisers Act.

---------------------------------------------------------------------------------------------------------------------
             NAME AND POSITION WITH
              INVESTMENT ADVISER                             OTHER COMPANY              POSITION WITH OTHER COMPANY
---------------------------------------------------------------------------------------------------------------------
Andrew A. Ziegler                                 Artisan Distributors LLC              President
Chief Executive Officer
                                                  Artisan Investment Corporation        President and Director
---------------------------------------------------------------------------------------------------------------------
Lawrence A. Totsky                                Artisan Distributors LLC              Chief Financial Officer
Chief Financial Officer

                                                  Artisan Investment Corporation        Chief Financial Officer
---------------------------------------------------------------------------------------------------------------------
Carlene M. Ziegler                                Artisan Investment Corporation        Vice President and Director
Managing Director and Portfolio Manager

                                                  Heidrick & Struggles International,   Independent Director
                                                  Inc.
---------------------------------------------------------------------------------------------------------------------

BLACKROCK ADVISORS, INC.

BlackRock Advisors, Inc. is a Sub-Adviser for CIF Core Plus Bond Fund. Their principal business address is 345 Park Avenue, 29th floor, New York, New York 10154-0004.

---------------------------------------------------------------------------------------------------------------------
             NAME AND POSITION WITH
              INVESTMENT ADVISER                             OTHER COMPANY              POSITION WITH OTHER COMPANY
---------------------------------------------------------------------------------------------------------------------
Laurence D. Fink
Chief Executive Officer
---------------------------------------------------------------------------------------------------------------------
Ralph L. Schlosstein
President and Director
---------------------------------------------------------------------------------------------------------------------
Robert S. Kapito
Vice Chairman and Director
---------------------------------------------------------------------------------------------------------------------
Paul L. Audet
Director
---------------------------------------------------------------------------------------------------------------------
Robert P. Connolly
General Counsel, Secretary and Managing
Director
---------------------------------------------------------------------------------------------------------------------
Henry Gabbay
Managing Director, Portfolio Compliance
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
Bartholomew A. Battista
Director, Regulatory Compliance
---------------------------------------------------------------------------------------------------------------------
Laurence J. Carolan
Managing Director and Director
---------------------------------------------------------------------------------------------------------------------
Kevin M. Klingert
Managing Director and Director
---------------------------------------------------------------------------------------------------------------------
John P. Moran
Managing Director and Director
---------------------------------------------------------------------------------------------------------------------
Thomas H. Nevin
Managing Director and Director
---------------------------------------------------------------------------------------------------------------------


CAPITAL GUARDIAN TRUST COMPANY

Capital Guardian Trust Company is a Sub-Adviser for the CIF International Equity Fund. Capital Guardian Trust Company's headquarters is located at 333 South Hope Street, Los Angeles, California 90071. Capital Guardian is an investment adviser registered under the Advisers Act.

----------------------------------------------------------------------------------------------------------------------------
NAME AND POSITION WITH                                                                  POSITION WITH OTHER
INVESTMENT ADVISER                      OTHER COMPANY                                   COMPANY
----------------------------------------------------------------------------------------------------------------------------
ANDREW F. BARTH                         Capital Research and Management Company         Director
Director
Capital Guardian Trust Company          Capital International Research, Inc.            Director, President and Research
                                                                                        Director

                                        Capital Guardian Research Company               Director and President
                                                                                        Formerly, Executive Vice President

----------------------------------------------------------------------------------------------------------------------------
MICHAEL D. BECKMAN                      The Capital Group Companies                     Director
Director, Senior Vice President
Capital Guardian Trust Company          Capital Guardian Trust Company of Nevada        Director, Senior Vice President

                                        Capital Guardian Research Company               Treasurer

                                        Capital International Asset Management, Inc.    Director and President

                                        Capital International Financial Services, Inc.  Director, President and Treasurer

                                        Capital International Asset Management          Chief Financial Officer and
                                        (Canada), Inc.;                                 Secretary

                                        Capital Group International, Inc.               Senior Vice President

                                        Capital Bank and Trust Company                  Formerly, Senior Vice President
                                                                                        and Chief Financial Officer

                                        Capital International Asia Pacific Management   Formerly, Chairman and Director
                                        Company

                                        Capital Guardian Trust Company                  Formerly, Treasurer
                                        Capital Guardian (Canada), Inc.
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
MICHAEL A. BURIK                        Capital International, Inc.                     Senior Vice President and Senior
Senior Vice President and Senior                                                        Counsel
Counsel
Capital Guardian Trust Company          Capital International Financial Services, Inc.  Vice President and Secretary

                                        The Capital Group Companies, Inc.               Formerly, Senior Counsel

----------------------------------------------------------------------------------------------------------------------------
ELIZABETH A. BURNS                      N/A                                             N/A
Senior Vice President
Capital Guardian Trust Company
----------------------------------------------------------------------------------------------------------------------------
LARRY P. CLEMMENSEN                     American Funds Distributors, Inc.               Director
Director
Capital Guardian Trust Company          American Funds Service Company                  Director and Chairman

                                        The Capital Group Companies, Inc. and Capital   Director and President
                                        Management Services, Inc.

                                        Capital Research and Management Company         Director and Senior Vice President

                                        Capital Strategy, Inc.                          Treasurer

----------------------------------------------------------------------------------------------------------------------------
KEVIN G. CLIFFORD                       American Funds Distributors, Inc.               Director and President
Director
Capital Guardian Trust Company          The Capital Group Companies                     Director

----------------------------------------------------------------------------------------------------------------------------
ROBERTA A. CONROY                       Capital International, Inc.                     Senior Vice President, Senior
Director, Senior Vice President, and                                                    Counsel and Secretary
Senior Counsel
Capital Guardian Trust Company          Capital Group International, Inc.               Secretary

                                        Capital Management Services, Inc.               Formerly, Secretary

                                        The Capital Group Companies, Inc.               Formerly, Assistant General Counsel

                                        Capital Guardian International, Inc.            Formerly, Secretary
----------------------------------------------------------------------------------------------------------------------------
JOHN B. EMERSON                         Capital Guardian Trust Company, a Nevada        Director and President
Senior Vice President                   Corporation                                     Formerly, Executive Vice President
Capital Guardian Trust Company
----------------------------------------------------------------------------------------------------------------------------
MICHAEL R. ERICKSEN                     Capital International Limited                   Director and Senior Vice President
Director and Senior Vice President
Capital Guardian Trust Company
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
MICHAEL A. FELIX                        Capital Guardian (Canada), Inc.                 Director, Senior Vice President,
Senior Vice President and Treasurer                                                     and Treasurer
Capital Guardian Trust Company
                                        Capital International, Inc.                     Senior Vice President

                                        Capital Guardian Trust Company                  Formerly, Vice President

----------------------------------------------------------------------------------------------------------------------------
DAVID I. FISHER                         Capital International, Inc.                     Director and Vice Chairman
Director and Chairman                   Capital International Limited
Capital Guardian Trust Company          Capital International K.K

                                        Capital Group International, Inc.               Director and Chairman

                                        Capital International Limited (Bermuda)         Director and President

                                        The Capital Group Companies, Inc.               Director
                                        Capital International Research, Inc.
                                        Capital Group Research, Inc.
                                        Capital Research and Management Company

                                        Capital International S.A.                      Formerly, Director and Chairman

----------------------------------------------------------------------------------------------------------------------------
CLIVE N. GERSHON                        Capital Guardian Trust Company                  Formerly, Vice President
Senior Vice President
Capital Guardian Trust Company

----------------------------------------------------------------------------------------------------------------------------
RICHARD N. HAVAS                        Capital International, Inc.                     Senior Vice President
Senior Vice President                   Capital International Limited
Capital Guardian Trust Company          Capital International Research, Inc.

                                        Capital Guardian (Canada), Inc.                 Director and Senior Vice President

                                        Capital International Asset Management          Director
                                        (Canada), Inc.

                                        Capital International Research, Inc.            Formerly, Director and Senior Vice
                                                                                        President

----------------------------------------------------------------------------------------------------------------------------
FREDERICK M. HUGHES, JR.                N/A                                             N/A
Senior Vice President
Capital Guardian Trust Company.

----------------------------------------------------------------------------------------------------------------------------
MARY M. HUMPHREY                        Capital Guardian Trust Company                  Formerly, Vice President
Senior Vice President
Capital Guardian Trust Company

----------------------------------------------------------------------------------------------------------------------------
WILLIAM H. HURT                         Capital Guardian Trust Company, a Nevada        Director and Chairman
Director and Senior Vice President      Corporation
Capital Guardian Trust Company
                                        Capital Strategy Research, Inc.                 Director and Senior Vice
                                                                                        President,

                                        The Capital Group Companies, Inc.               Formerly, Director

----------------------------------------------------------------------------------------------------------------------------
PETER C. KELLY                          Capital International, Inc.                     Director, Senior Vice President
Senior Vice President and Senior                                                        and Senior Counsel
Counsel
Capital Guardian Trust Company          The Capital Group Companies, Inc.               Formerly, Assistant General Counsel

----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
CHARLES A. KING                         Capital Guardian Trust Company                  Formerly, Vice President
Senior Vice President
Capital Guardian Trust Company

----------------------------------------------------------------------------------------------------------------------------
ROBERT G. KIRBY                         The Capital Group Companies, Inc.               Senior Partner
Chairman Emeritus
Capital Guardian Trust Company.

----------------------------------------------------------------------------------------------------------------------------
NANCY J. KYLE                           Capital Guardian (Canada), Inc.                 Director and President
Director and Senior Vice President
Capital Guardian Trust Company
----------------------------------------------------------------------------------------------------------------------------
KARIN L. LARSON                         The Capital Group Companies, Inc.               Director
Director
Capital Guardian Trust Company          Capital Group Research, Inc.                    Director, Chairperson, and
                                                                                        President

                                        Capital Guardian Research Company               Director and Chairperson
                                        Capital International Research, Inc.

                                        Capital Guardian Research Company               Formerly, Director and Senior Vice
                                                                                        President

----------------------------------------------------------------------------------------------------------------------------
LIANNE K. MAIR                          Capital Guardian Trust Company                  Formerly, Vice President
Senior Vice President, Capital
Guardian Trust Company
----------------------------------------------------------------------------------------------------------------------------
JAMES R. MULALLY                        Capital International Limited                   Senior Vice President
Director and Senior Vice President
Capital Guardian Trust Company          Capital Guardian Research Company               Formerly, Director

                                        Capital Research Company                        Formerly, Vice President

----------------------------------------------------------------------------------------------------------------------------
SHELBY NOTKIN                           Capital Guardian Trust Company, a Nevada        Director
Senior Vice President                   Corporation
Capital Guardian Trust Company

----------------------------------------------------------------------------------------------------------------------------
MICHAEL E. NYEHOLT                      Capital Guardian Trust Company                  Formerly, Vice President
Senior Vice President
Capital Guardian Trust Company

----------------------------------------------------------------------------------------------------------------------------
MARY M. O'HERN                          Capital International Limited                   Senior Vice President
Senior Vice President
Capital Guardian Trust Company          Capital International, Inc                      Vice President

----------------------------------------------------------------------------------------------------------------------------
JEFFREY C. PASTER                       N/A                                             N/A
Senior Vice President
Capital Guardian Trust Company
----------------------------------------------------------------------------------------------------------------------------
JASON M. PILALAS                        Capital International Research, Inc.            Senior Vice President
Director
Capital Guardian Trust Company          Capital Guardian Research Company               Formerly, Director and Senior Vice
                                                                                        President
----------------------------------------------------------------------------------------------------------------------------
PAULA B. PRETLOW                        Capital Guardian Trust Company                  Formerly, Vice President
Senior Vice President
Capital Guardian Trust Company

----------------------------------------------------------------------------------------------------------------------------
GEORGE L. ROMINE, JR.                   N/A                                             N/A
Senior Vice President
Capital Guardian Trust Company

----------------------------------------------------------------------------------------------------------------------------
ROBERT RONUS                            Capital Guardian (Canada), Inc.                 Director and Chairman
Director and President
Capital Guardian Trust Company          The Capital Group Companies, Inc.               Director
----------------------------------------------------------------------------------------------------------------------------


                                     xviii

----------------------------------------------------------------------------------------------------------------------------
                                        Capital Group International, Inc.

                                        Capital International, Inc.                     Senior Vice President
                                        Capital International Limited
                                        Capital International S.A.

                                        Capital Guardian Research Company               Formerly, Chairman

                                        Capital International, Inc.                     Formerly, Director
                                        Capital Guardian Research Company

----------------------------------------------------------------------------------------------------------------------------
JAMES F. ROTHENBERG                     American Funds Distributors, Inc.               Director
Director                                American Funds Service Company
Capital Guardian Trust Company          The Capital Group Companies, Inc.
                                        Capital Group Research, Inc.
                                        Capital Management Services, Inc.

                                        Capital Research and Management, Inc.           Director and President

                                        Capital Guardian Trust Company, a Nevada        Formerly, Director
                                        Corporation
                                        Capital Research Company

----------------------------------------------------------------------------------------------------------------------------
THEODORE R. SAMUELS                     Capital Guardian Trust Company, a Nevada        Director
Director and Senior Vice President      Corporation
Capital Guardian Trust Company
                                        Capital Guardian Research Company               Formerly, Director

----------------------------------------------------------------------------------------------------------------------------
LIONEL A. SAUVAGE                       Capital International, Inc.                     Senior Vice President
Director and Senior Vice President
Capital Guardian Trust Company          Capital International Research, Inc.            Director

                                        Capital Guardian Research Company               Formerly, Director

                                        Capital International Research, Inc.            Vice President

----------------------------------------------------------------------------------------------------------------------------
JOHN H. SEITER                          The Capital Group Companies                     Director
Director and Executive Vice President
Capital Guardian Trust Company          Capital Group International, Inc.               Formerly, Senior Vice President

                                        The Capital Group Companies, Inc.               Formerly, Vice President

----------------------------------------------------------------------------------------------------------------------------
KAREN L. SEXTON                         Capital Guardian Trust Company                  Formerly, Vice President
Senior Vice President
Capital Guardian Trust Company
----------------------------------------------------------------------------------------------------------------------------
EUGENE P. STEIN                         Capital Guardian Research Company               Formerly, Director
Director and Executive Vice President
Capital Guardian Trust Company

----------------------------------------------------------------------------------------------------------------------------
ANDREW P. STENOVEC                      Capital Guardian Trust Company                  Formerly, Vice President
Senior Vice President
Capital Guardian Trust Company

----------------------------------------------------------------------------------------------------------------------------
PHILIP A. SWAN                          N/A                                             N/A
Senior Vice President
Capital Guardian Trust Company.
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
SHAW B. WAGENER                         The Capital Group Companies, Inc.               Director
Director                                Capital International Management Company S.A.;
Capital Guardian Trust Company
                                        Capital International, Inc.                     Director and President

                                        Capital Group International, Inc.               Director and Senior Vice President

                                        Capital International Asia Pacific              Formerly, Director
                                        Management Company S.A.
                                        Capital Research and Management Company

----------------------------------------------------------------------------------------------------------------------------
EUGENE M. WALDRON                       N/A                                             N/A
Senior Vice President
Capital Guardian Trust Company
----------------------------------------------------------------------------------------------------------------------------
JOANNE WECKBACHER                       N/A                                             N/A
Senior Vice President
Capital Guardian Trust Company
----------------------------------------------------------------------------------------------------------------------------

CAPITALWORKS INVESTMENT PARTNERS, LLC

CapitalWorks Investment Partners is a Sub-Adviser for the CIF Small Cap Growth Fund. Their principal business address is 402 West Broadway, 25th Floor, San Diego, CA 92101. CapitalWorks is an investment adviser registered under the Advisers Act.

----------------------------------------------------------------------------------------------------------------------------
NAME AND POSITION WITH                                                                  POSITION WITH OTHER
INVESTMENT ADVISER                      OTHER COMPANY                                   COMPANY
----------------------------------------------------------------------------------------------------------------------------
John D. Wylie
30% owner of CapitalWorks
----------------------------------------------------------------------------------------------------------------------------
John C. Marshall, Jr.
30% owner of CapitalWorks
----------------------------------------------------------------------------------------------------------------------------
Mark J. Correnti
20% owner of CapitalWorks
----------------------------------------------------------------------------------------------------------------------------
Donovan T. Garcia
20% owner of CapitalWorks
----------------------------------------------------------------------------------------------------------------------------

CONSTITUTION RESEARCH & MANAGEMENT, LLC

Constitution Research is a Sub-Adviser for the CIF Small Cap Growth Fund. Their principal business address is 175 Federal Street, 12th Floor, Boston, MA 02110. Constitution Research is an investment adviser registered under the Advisers Act.

----------------------------------------------------------------------------------------------------------------------------
NAME AND POSITION WITH                                                                  POSITION WITH OTHER
INVESTMENT ADVISER                      OTHER COMPANY                                   COMPANY
----------------------------------------------------------------------------------------------------------------------------
Wallace Windfield Wadman
Chairman
----------------------------------------------------------------------------------------------------------------------------
Richard Milner Drury
President
----------------------------------------------------------------------------------------------------------------------------


GRANTHAM, MAYO, VAN OTTERLOO

Grantham, Mayo, Van Otterloo ("GMO") is a Sub-Adviser for the CIF International Equity Fund. Their principal business address is 40 Rowes Wharf, Boston, MA 02110. GMO is an investment adviser registered under the Advisers Act.

----------------------------------------------------------------------------------------------------------------------------
NAME AND POSITION WITH                                                                  POSITION WITH OTHER
INVESTMENT ADVISER                      OTHER COMPANY                                   COMPANY
----------------------------------------------------------------------------------------------------------------------------
Robert Jeremy Grantham
Member
----------------------------------------------------------------------------------------------------------------------------
Richard Arthur Mayo                      Mayo Capital Partners                   Chairman
Member
----------------------------------------------------------------------------------------------------------------------------
Eky De Mol Van Otterloo
Member
----------------------------------------------------------------------------------------------------------------------------
John William Roseblum
Chairman, GMO Board
----------------------------------------------------------------------------------------------------------------------------
Christopher Darnell
Member and Investment Director
----------------------------------------------------------------------------------------------------------------------------
Jon Lewis Hagler
Member, Chairman, Governance Committee
----------------------------------------------------------------------------------------------------------------------------
Paul Kerrison Woolley
Managing Director
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
Scott Evan Eston
Chairman, Management Committee, Chief
Financial Officer
----------------------------------------------------------------------------------------------------------------------------
Forrest Carlson Berkley
Member, Management Committee
----------------------------------------------------------------------------------------------------------------------------
Peter Robert Blum
Member, Management Committee
----------------------------------------------------------------------------------------------------------------------------
Arjun Bhagwan Divecha
Principal
----------------------------------------------------------------------------------------------------------------------------
William Lloyd Nemerever
Member and Investment Director
----------------------------------------------------------------------------------------------------------------------------
Ann Mari Spruill
Member and Investment Director
----------------------------------------------------------------------------------------------------------------------------
Thomas Franklin Cooper
Member and Investment Director
----------------------------------------------------------------------------------------------------------------------------
Jui Lian Lai
Member and Investment Director
----------------------------------------------------------------------------------------------------------------------------
William Raymond Royer
General Counsel
----------------------------------------------------------------------------------------------------------------------------

HIGH ROCK CAPITAL LLC

High Rock Capital is a Sub-Adviser for the CIF Small Cap Value Fund. Their principal business address is 28 State Street, Boston, MA 02109. High Rock Capital is an investment adviser registered under the Advisers Act.

----------------------------------------------------------------------------------------------------------------------------
NAME AND POSITION WITH                                                                  POSITION WITH OTHER
INVESTMENT ADVISER                      OTHER COMPANY                                   COMPANY
----------------------------------------------------------------------------------------------------------------------------
David L. Diamond                         High Rock Asset Management LLC        President, Portfolio Manager
President, Portfolio Manager
----------------------------------------------------------------------------------------------------------------------------
Edward J. McDonald                       High Rock Asset Management LLC        Vice President; Senior Equity Trader
Vice President; Senior Equity Trader
----------------------------------------------------------------------------------------------------------------------------
William Wiese III                        High Rock Asset Management LLC        Vice President, Analyst, Portfolio
Vice President; Analyst; Portfolio                                             Manager
Manager
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
NAME AND POSITION WITH                                                                  POSITION WITH OTHER
INVESTMENT ADVISER                      OTHER COMPANY                                   COMPANY
----------------------------------------------------------------------------------------------------------------------------
Alan Diamond                             High Rock Asset Management LLC        Vice President; Trader
Vice President; Trader
----------------------------------------------------------------------------------------------------------------------------
Steven Wilner                            High Rock Asset Management LLC        Vice President, Client Services &
Vice President, Client Services &                                              Operations
Operations
----------------------------------------------------------------------------------------------------------------------------
Bradford Evans                           High Rock Asset Management LLC        Vice President, Analyst
Vice President, Analyst
----------------------------------------------------------------------------------------------------------------------------


IRIDIAN ASSET MANAGEMENT LLC

Iridian is a Sub-Adviser for the CIF Core Equity Fund. Their principal business address is 276 Post Road West, Westport, CT 06880. Iridian is an investment adviser registered under the Advisers Act.

----------------------------------------------------------------------------------------------------------------------------
NAME AND POSITION WITH                                                                  POSITION WITH OTHER
INVESTMENT ADVISER                      OTHER COMPANY                                   COMPANY
----------------------------------------------------------------------------------------------------------------------------
David Lawrence Cohen                     Arnhold and S. Bleichroeder Advisers,           Portfolio Manager
Principal, Portfolio Manager             Inc.
----------------------------------------------------------------------------------------------------------------------------
Harold Jay Levy                          Arnhold and S. Bleichroeder Advisers,           Portfolio Manager
Principal, Portfolio Manager             Inc.
----------------------------------------------------------------------------------------------------------------------------
Alice Blackmore Hicks
Executive Vice President
----------------------------------------------------------------------------------------------------------------------------
Jeffrey Mitchell Elliott
Executive Vice President, Chief
Operating Officer, Secretary
----------------------------------------------------------------------------------------------------------------------------


JOHN A. LEVIN & CO., INC.

John A. Levin is a Sub-Adviser for the CIF Core Equity Fund. Their principal business address is One Rockefeller Plaza, 19th Floor, New York, NY 10020. John
A. Levin is an investment adviser registered under the Advisers Act.


                                     xxiii

----------------------------------------------------------------------------------------------------------------------------
NAME AND POSITION WITH                                                         POSITION WITH OTHER
INVESTMENT ADVISER                           OTHER COMPANY                     COMPANY
----------------------------------------------------------------------------------------------------------------------------
John A. Levin                                BKF Capital Group, Inc.           Chairman, President & Chief
Chairman, President & Chief Executive        New York, NY                      Executive Officer;  Director
Officer
                                             LEVCO Securities, Inc.            Chairman, President & Chief
                                             New York, NY                      Executive Officer;  Director

----------------------------------------------------------------------------------------------------------------------------
Gregory T. Rogers                            BKF Capital Group, Inc.           Executive Vice President & Chief
Executive Vice President & Chief Operating   New York, NY                      Operating Officer
Officer

----------------------------------------------------------------------------------------------------------------------------
Glenn A. Aigen                               BKF Capital Group, Inc.           Senior Vice President & Chief
Senior Vice President & Chief Financial      New York, NY                      Financial Officer
Officer

----------------------------------------------------------------------------------------------------------------------------
Norris Nissim                                BKF Capital Group, Inc.           Vice President & General Counsel
Vice President & General Counsel             New York, NY

                                             LEVCO Securities, Inc.            Vice President & General Counsel
                                             New York, NY

----------------------------------------------------------------------------------------------------------------------------
John W. Murphy                               LEVCO Securities, Inc.            Senior Portfolio Manager &
Senior Portfolio Manager                     New York, NY                      Securities Analyst

----------------------------------------------------------------------------------------------------------------------------
Daniel M. Theriault
Senior Portfolio Manager

----------------------------------------------------------------------------------------------------------------------------

MARSICO CAPITAL MANAGEMENT LLC

Marsico Capital is a Sub-Adviser for the CIF Core Equity Fund. Marsico is located at 1200 Seventeenth Street, Suite 1300, Denver, Colorado 80202. Marsico is an investment adviser registered under the Advisers Act.

----------------------------------------------------------------------------------------------------------------------------
NAME AND POSITION WITH                                                         POSITION WITH OTHER
INVESTMENT ADVISER                           OTHER COMPANY                     COMPANY
----------------------------------------------------------------------------------------------------------------------------
Robert H. Gordon                         Banc of America Capital Management    President and CEO
Director
----------------------------------------------------------------------------------------------------------------------------
Christopher J. Marsico
Director and President
----------------------------------------------------------------------------------------------------------------------------
Thomas F. Marsico
Chief Executive Officer
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
Christie L. Austin
Chief Financial Officer,
Vice President and Treasurer
----------------------------------------------------------------------------------------------------------------------------
Thomas Kerwin                            Securities and Exchange Commission,   Senior Counsel, Office of Chief
General Counsel, Vice President and      Division of Investment Management     Counsel
Secretary
----------------------------------------------------------------------------------------------------------------------------
Mary L. Watson
Vice President - Client Services and
Assistant Secretary
----------------------------------------------------------------------------------------------------------------------------


MARTINGALE ASSET MANAGEMENT, L.P.

Martingale is a Sub-Adviser for the CIF Small Cap Value Fund. Their principal business address is 222 Berkely Street, Boston, MA 02116. Martingale is an investment adviser registered under the Advisers Act.

----------------------------------------------------------------------------------------------------------------------------
NAME AND POSITION WITH                                                         POSITION WITH OTHER
INVESTMENT ADVISER                       OTHER COMPANY                         COMPANY
----------------------------------------------------------------------------------------------------------------------------
Patricia J. O'Connor
Executive Vice President, Chief
Financial Officer
----------------------------------------------------------------------------------------------------------------------------
Alan Jay Strassman
Chairman
----------------------------------------------------------------------------------------------------------------------------
Arnold Seton Wood
President, Portfolio Manager
----------------------------------------------------------------------------------------------------------------------------
William Edward Jacques
Executive Vice President, CIO
----------------------------------------------------------------------------------------------------------------------------
Douglas Evan Stark
Senior Vice President, Investment
Research, Portfolio Manager
----------------------------------------------------------------------------------------------------------------------------
Samuel Paul Nathans                      Miller Tabak & Hirsch, Co.            Portfolio Manager (1998-1999)
Senior Vice President, Portfolio         New York, NY
Manager
----------------------------------------------------------------------------------------------------------------------------
Paul Burik
Director
----------------------------------------------------------------------------------------------------------------------------
Mark B. Geist                            CMMAM, LLC                            President
Director
                                         Montgomery Asset Management, LLC      Chief Executive Officer; President
                                                                               (1997-1999)
----------------------------------------------------------------------------------------------------------------------------

METROPOLITAN WEST ASSET MANAGEMENT

Metropolitan West is a Sub-Adviser for the CIF Low Duration Bond Fund. Their principal business address is 11766 Wilshire Blvd., Los Angeles, CA 90025. Metropolitan West is an investment adviser registered under the Advisers Act.


----------------------------------------------------------------------------------------------------------------------------
NAME AND POSITION WITH                                                         POSITION WITH OTHER
INVESTMENT ADVISER                       OTHER COMPANY                         COMPANY
----------------------------------------------------------------------------------------------------------------------------
Scott Brian Dubchansky
Managing Member; Chief Executive         Metropolitan West Funds               Chairman, President and Principal
Officer                                  Los Angeles, CA                       Executive Officer

                                         PFPC Distributors, Inc.               Registered Representative
                                         Los Angeles, CA
----------------------------------------------------------------------------------------------------------------------------
Laird Ridings Landmann                   Metropolitan West Funds               Director (1997 - 2002)
Managing Member; Portfolio Manager       Los Angeles, CA

                                         PFPC Distributors, Inc.               Registered Representative (1999 -
                                         Los Angeles, CA                       2002)
----------------------------------------------------------------------------------------------------------------------------
Tad Rivelle                              PFPC Distributors, Inc.               Registered Representative (1999 -
Managing Member: Chief Investment        Los Angeles, CA                       2002)
Officer
----------------------------------------------------------------------------------------------------------------------------
Stephen Michael Kane                     PFPC Distributors, Inc.               Registered Representative (1999 -
Portfolio Manager                        Los Angeles, CA                       2002)
----------------------------------------------------------------------------------------------------------------------------
Richard Scott Hollander                  Metropolitan West Financial, Inc.     Chairman & Chief Executive Officer
Director                                 Los Angeles, CA

                                         Metropolitan West Securities, Inc.    Chairman & Chief Executive Officer;
                                         Los Angeles, CA                       Registered Representative

                                         Metropolitan West Capital             Director
                                         Management, LLC
                                         Los Angeles, CA

                                         Metropolitan West Asset               Director
                                         Management, LLC
                                         Los Angeles, CA

                                         MW Holdings, LLC                      Member
                                         Los Angeles, CA
----------------------------------------------------------------------------------------------------------------------------

NORTHPOINTE CAPITAL, LLC

NorthPointe is a Sub-Adviser for the CIF Small Cap Value Fund. Their principal business address is 101 West Big Beaver Road, 11th Floor, Troy, MI 48084. NorthPointe is an investment adviser registered under the Advisers Act.

----------------------------------------------------------------------------------------------------------------------------
NAME AND POSITION WITH                                                         POSITION WITH OTHER
INVESTMENT ADVISER                       OTHER COMPANY                         COMPANY
----------------------------------------------------------------------------------------------------------------------------
W. G. Jurgensen                          Nationwide Mutual Insurance Co.       Chief Executive Officer
Chairman                                 Columbus, OH
----------------------------------------------------------------------------------------------------------------------------
Joseph John Gasper                       Gartmore Mutual Fund Capital Trust    Vice-Chairman
Vice-Chairman; Director                  Conshohocken, PA

                                         Gartmore SA Capital Trust             Vice-Chairman
                                         Conshohocken, PA

                                         Nationwide Financial Services Inc.    President/Chief Executive Officer
                                         Columbus, OH

                                         Nationwide Securities, Inc.           President, Director
                                         Dublin, OH

                                         Nationwide Life Insurance Company     President and Chief Operating
                                         Columbus, OH                          Officer
----------------------------------------------------------------------------------------------------------------------------
Paul James Hondros                       Gartmore Global Investments, Inc.     President/Chief Executive Officer
President/Chief Executive Officer        Conshohocken, PA
Director
                                         Gartmore Mutual Fund Capital          President/Chief Executive Officer
                                         Trust
                                         Conshohocken, PA

                                         Gartmore SA Capital Trust             President/Chief Executive Officer
                                         Conshohocken, PA
----------------------------------------------------------------------------------------------------------------------------
Kevin Stephen Crossett                   Nationwide Mutual Insurance Co.       Associate General Counsel
Vice President/Associate General         Columbus, OH
Counsel
                                         Gartmore Global Investments, Inc.     Vice President/Associate General
                                         Conshohocken, PA                      Counsel

                                         Gartmore Mutual Fund Capital          Vice President/Associate General
                                         Trust                                 Counsel
                                         Conshohocken, PA

                                         Gartmore SA Capital Trust             Vice President/Associate General
                                         Conshohocken, PA                      Counsel
----------------------------------------------------------------------------------------------------------------------------


                                      xxvii

----------------------------------------------------------------------------------------------------------------------------
Thomas M. Sipp                           Gartmore Global Investments, Inc.     Chief Financial Officer
Vice President, Chief Financial Officer  Conshohocken, PA

                                         Gartmore SA Capital Trust             Chief Financial Officer
                                         Conshohocken, PA

                                         Gartmore Mutual Fund Capital          Chief Financial Officer
                                         Trust
                                         Conshohocken, PA
----------------------------------------------------------------------------------------------------------------------------
Young D. Chin,                           Gartmore Global Investments, Inc.     Executive Vice President
Executive Vice President                 Conshohocken, PA                       Chief Investment Officer U. S.
Chief Investment Officer U. S.
                                         Gartmore  SA Capital Trust            Executive Vice President
                                         Conshohocken, PA                       Chief Investment Officer U. S.

                                         Gartmore Mutual Fund Capital Trust
                                         Conshohocken, PA
----------------------------------------------------------------------------------------------------------------------------
Glenn W. Soden                           Gartmore Mutual Fund Capital Trust    Associate Vice President/Secretary
Associate Vice President/Secretary       Conshohocken, PA

                                         Gartmore SA Capital Trust             Associate Vice President/Secretary
                                         Conshohocken, PA

                                         Nationwide  Securites Inc.            Associate Vice President/Secretary
                                         Dublin, OH

                                         Nationwide  Mutual Insurance Co.      Associate  Vice President/
                                         Columbus, OH                          Assistant Secretary

                                         Gartmore Global Investments, Inc.     Associate  Vice President
                                         Conshohocken, PA                       Secretary
----------------------------------------------------------------------------------------------------------------------------
Jeffrey Charles Petherick                Loomis, Sayles & Company, LLP         Vice President and Portfolio
Portfolio Manager; Director              Bloomfield Hills, MI                  Manager (1990-2000)
----------------------------------------------------------------------------------------------------------------------------
Mary Catherine Champagne                 Loomis, Sayles & Company, LLP         Vice President and Portfolio
Portfolio Manager                        Bloomfield Hills, MI                  Manager (1993-2000)
----------------------------------------------------------------------------------------------------------------------------
Peter James Cahill                       Loomis, Sayles & Company, LLP         Quantitative Research (1997-2000)
Portfolio Manager/Research Analyst       Bloomfield Hills, MI
----------------------------------------------------------------------------------------------------------------------------





                                      xxviii

----------------------------------------------------------------------------------------------------------------------------
Michael Patrick Hayden                   Loomis, Sayles & Company, LLP         Vice President (1996-2000)
Managing Director                        Bloomfield Hills, MI
----------------------------------------------------------------------------------------------------------------------------
Peter Chambers                           Gartmore Global Investments, Inc.     Executive Vice President
Executive Vice President                 Gartmore SA Capital Trust
Global Chief Investments Officer         Conshohocken, PA

                                         Gartmore Mutual Fund Capital Trust,
                                         Conshohocken, PA
----------------------------------------------------------------------------------------------------------------------------
Robert L. Wagner
Executive VP - Emerging Managers
----------------------------------------------------------------------------------------------------------------------------


SEIX INVESTMENT ADVISORS

Seix Investment is a Sub-Adviser for the CIF Low Duration Bond Fund. Their principal business address is 300 Tice Boulevard, Woodcliff Lake, NJ 07675. Seix Investment is an investment adviser registered under the Advisers Act.


----------------------------------------------------------------------------------------------------------------------------
NAME AND POSITION WITH                                                         POSITION WITH OTHER
INVESTMENT ADVISER                       OTHER COMPANY                         COMPANY
----------------------------------------------------------------------------------------------------------------------------
Christina Seix                                Federal National Mortgage                Independent Director
Chairman, Chief Executive Officer,            Association (Freddie Mac)
Chief Investment Officer
----------------------------------------------------------------------------------------------------------------------------
John G. Talty
President
----------------------------------------------------------------------------------------------------------------------------
Peter J. Bourke
Treasurer & Chief Operating Officer
----------------------------------------------------------------------------------------------------------------------------
Michael L. McEachern
Senior Portfolio Manager
----------------------------------------------------------------------------------------------------------------------------
Joseph F. Calabrese
Senior Portfolio Manager
----------------------------------------------------------------------------------------------------------------------------
Robert Ira Sherman
Director of Marketing and Client
Services
----------------------------------------------------------------------------------------------------------------------------
Carla Leslie
Director of Marketing and Client
Services, Western Region
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
Ellen P. Welsh
Senior Investment Manager
----------------------------------------------------------------------------------------------------------------------------
Mary C. Walsh
Senior Investment Manager
----------------------------------------------------------------------------------------------------------------------------
Samuel J. Zona, Jr.
Client Service/Marketing
----------------------------------------------------------------------------------------------------------------------------


SKYLINE ASSET MANAGEMENT, L.P.

Skyline is a Sub-Adviser for the CIF Small Cap Value Fund. Their principal business address is 311 South Wacker Drive, Suite 4500, Chicago, IL 60606. Skyline is an investment adviser registered under the Advisers Act.


----------------------------------------------------------------------------------------------------------------------------
NAME AND POSITION WITH                                                         POSITION WITH OTHER
INVESTMENT ADVISER                       OTHER COMPANY                         COMPANY
----------------------------------------------------------------------------------------------------------------------------
William M. Dutton
Partner, Research & Portfolio
Management
----------------------------------------------------------------------------------------------------------------------------
William F. Fiedler
Managing Partner, Research & Portfolio
Management
----------------------------------------------------------------------------------------------------------------------------
Geoffrey P. Lutz
Partner, Institutional Marketing
----------------------------------------------------------------------------------------------------------------------------
Stephen F. Kendall
Partner, Chief Operating Officer
----------------------------------------------------------------------------------------------------------------------------
Michael Maloney
Partner, Research & Portfolio
Management
----------------------------------------------------------------------------------------------------------------------------
Mark N. Odegard
Partner, Research & Portfolio
Management
----------------------------------------------------------------------------------------------------------------------------

SSgA FUNDS MANAGEMENT, INC.

SSgA Funds Management, Inc. ("SSgA FM") is a sub-adviser to the CIF Core Equity Fund. Its principal address is Two International Place, Boston, MA 02210. SSgA FM is registered with the U.S. Securities and Exchange Commission ("SEC") under the Investment Advisers Act of 1940.


----------------------------------------------------------------------------------------------------------------------------
NAME AND POSITION WITH                                                         POSITION WITH OTHER
INVESTMENT ADVISER                       OTHER COMPANY                         COMPANY
----------------------------------------------------------------------------------------------------------------------------
Augustin J. Fleites                      State Street Global Advisors (a       Senior Principal
President and Director                   division of State Street Bank &
                                         Trust Company)
                                         Boston, MA

                                         State Street Global Markets           Senior Principal
                                         Boston, MA
----------------------------------------------------------------------------------------------------------------------------
Mark J. Duggan, Esq.                     State Street Global Advisors (a       Principal and Associate Counsel
Chief Legal Officer                      division of State Street Bank &
                                         Trust Company)
                                         Boston, MA
----------------------------------------------------------------------------------------------------------------------------
Thomas P. Kelly                          State Street Global Advisors (a       Principal and Comptroller
Treasurer                                division of State Street Bank &
                                         Trust Company)
                                         Boston, MA
----------------------------------------------------------------------------------------------------------------------------
Peter A. Ambrosini, Esq.                 State Street Global Advisors (a       Senior Principal and Chief
Chief Compliance and Risk Management     division of State Street Bank &       Compliance and Risk Management
Officer                                  Trust Company)                        Officer
                                         Boston, MA
----------------------------------------------------------------------------------------------------------------------------
Mitchell H. Shames                       State Street Global Advisors (a       Senior Principal and General Counsel
Director                                 division of State Street Bank &
                                         Trust Company)
                                         Boston, MA
----------------------------------------------------------------------------------------------------------------------------
Timothy B. Harbert                       State Street Global Advisors (a       Chairman and Chief Executive Officer
                                         division of State Street Bank &
                                         Trust Company)
                                         Boston, MA
----------------------------------------------------------------------------------------------------------------------------

TT INTERNATIONAL INVESTMENT MANAGEMENT

TT International is a Sub-Adviser for the CIF International Equity Fund. Their principal business address is Martin House, 5 Martin Lane, London, EC4R ODP, England. TT International is an investment adviser registered under the Advisers Act.

----------------------------------------------------------------------------------------------------------------------------
NAME AND POSITION WITH                                                         POSITION WITH OTHER
INVESTMENT ADVISER                       OTHER COMPANY                         COMPANY
----------------------------------------------------------------------------------------------------------------------------
Timothy Alexander Tacchi
Senior Partner, Investment Manager
----------------------------------------------------------------------------------------------------------------------------
Alexander Stewart Malcolm Carswell
Partner, Administration
----------------------------------------------------------------------------------------------------------------------------
Mark Stephen Williams
Partner
----------------------------------------------------------------------------------------------------------------------------
David John Stuart Burnett
Managing Partner
----------------------------------------------------------------------------------------------------------------------------
Henry Ward Bedford II
Partner, Head of Trading
----------------------------------------------------------------------------------------------------------------------------
John David Hobson
Partner, Investment Manager
----------------------------------------------------------------------------------------------------------------------------
Dean Lawrence Smith
Partner, Investment Manager
----------------------------------------------------------------------------------------------------------------------------
Martin Anthony Farrow Shenfield
Partner,  Investment Manager
----------------------------------------------------------------------------------------------------------------------------
Pauline Sau Ngor Pong
Partner, Portfolio Manager - Japan
----------------------------------------------------------------------------------------------------------------------------
Patrick Edward Deane                     Morgan Grenfell/Deutsche Asset        Director
Partner, Equity Analyst - Europe         Management
----------------------------------------------------------------------------------------------------------------------------
Martin Ascroft Pluck                     Clerical Medical Investment Group,    Director, Pension Funds
Partner, Sector Strategist               part of Halifax Group plc
----------------------------------------------------------------------------------------------------------------------------
Samuel Austin Allison                    Westdeutsche Landesbank               Director
Partner, Head of Compliance/Legal
----------------------------------------------------------------------------------------------------------------------------
Richard William George Simpson
Partner, Head of IT
----------------------------------------------------------------------------------------------------------------------------




                                      xxxii

----------------------------------------------------------------------------------------------------------------------------
Margaret Ann Leach                       UBS Warburg                           Executive Director - Equities
Partner, Chief Financial Officer -
Finance and Operations
----------------------------------------------------------------------------------------------------------------------------
Doug Sankey                              Citigroup                             Vice President - South Division
Partner, Head of New York -                                                    Area Officer (Buenos Aires)
Managing Director & CEO,
TT International Advisors, Inc.
----------------------------------------------------------------------------------------------------------------------------


VEREDUS ASSET MANAGEMENT, LLC

Veredus is a Sub-Adviser for the CIF Small Cap Growth Fund. Their principal business address is 6060 Dutchmans Lane, Suite 320, Louisville, KY 40205. Veredus is an investment adviser registered under the Advisers Act.

----------------------------------------------------------------------------------------------------------------------------
NAME AND POSITION WITH                                                         POSITION WITH OTHER
INVESTMENT ADVISER                       OTHER COMPANY                         COMPANY
----------------------------------------------------------------------------------------------------------------------------
Bruce Anthony Weber
President & Chief Investment Officer
----------------------------------------------------------------------------------------------------------------------------
Stuart Douglas Bilton                    ABN AMRO Asset Management Holdings,   President & Director
Director                                 Inc.

                                         ABN AMRO Asset Management (USA) LLC   President & Director

                                         ABN AMRO Trust Services Company       President & Director

                                         ABN AMRO Investment Fund Services,    Director
                                         Inc.

                                         Chicap Capital Management             President & Director

                                         TAMRO Capital Partners LLC            Director

                                         UICI                                  Director

                                         Baldwin & Lyons                       Director
----------------------------------------------------------------------------------------------------------------------------
Charles Patrick McCurdy, Jr.
Executive Vice President, Portfolio
Manager
----------------------------------------------------------------------------------------------------------------------------




                                      xxxiii

----------------------------------------------------------------------------------------------------------------------------
John Stephen Poole
Vice President of Business Developement
----------------------------------------------------------------------------------------------------------------------------
James Raymond Jenkins
Vice President, Chief Operating Officer
----------------------------------------------------------------------------------------------------------------------------
Charles Francis Mercer, Jr.
Director of Research, Vice President
----------------------------------------------------------------------------------------------------------------------------
Kenneth Anderson                         ABN AMRO Funds                        President
Director

                                         ABN AMRO Investment Fund Services,    President
                                         Inc.

                                         ABN AMRO Trust Services Company       Director

                                         ABN AMRO Asset Management (USA)LLC    Executive Vice President

                                         TAMRO Capital Partners, LLC           Director
----------------------------------------------------------------------------------------------------------------------------



WELLINGTON MANAGEMENT COMPANY, LLP

The principal business address of Wellington Management Company, llp ("Wellington Management") is 75 State Street, Boston, Massachusetts 02109. Wellington Management is an investment adviser registered under the Investment Advisers Act of 1940.


----------------------------------------------------------------------------------------------------------------------------
NAME AND POSITION WITH                                                         POSITION WITH OTHER
INVESTMENT ADVISER                       OTHER COMPANY                         COMPANY
----------------------------------------------------------------------------------------------------------------------------
Kenneth Lee Abrams
  Partner
----------------------------------------------------------------------------------------------------------------------------
Nicholas Charles Adams          Wellington Global Holdings, Ltd.      Sr. Vice President
  Partner
----------------------------------------------------------------------------------------------------------------------------
Rand Lawrence Alexander
  Partner
----------------------------------------------------------------------------------------------------------------------------
Deborah Louise Allinson         Wellington Trust Company, NA          Vice President
  Partner
----------------------------------------------------------------------------------------------------------------------------



                                      xxxiv

----------------------------------------------------------------------------------------------------------------------------
NAME AND POSITION WITH                                                         POSITION WITH OTHER
INVESTMENT ADVISER                       OTHER COMPANY                         COMPANY
----------------------------------------------------------------------------------------------------------------------------
Steven C. Angeli
  Partner
----------------------------------------------------------------------------------------------------------------------------
James Halsey Averill
  Partner
----------------------------------------------------------------------------------------------------------------------------
John F. Averill                 Wellington Hedge Management, Inc.     Sr. Vice President
  Partner
----------------------------------------------------------------------------------------------------------------------------
Karl E. Bandtel                 Wellington Global                     Sr. Vice President
  Partner                       Administrator, Ltd.

                                Wellington Global Holdings, Ltd.      Sr. Vice President

                                Wellington Hedge                      Sr. Vice President
                                Management, Inc.
----------------------------------------------------------------------------------------------------------------------------
Mark James Beckwith
  Partner
----------------------------------------------------------------------------------------------------------------------------
James A. Bevilacqua             Wellington Hedge Management, Inc.     Sr. Vice President
  Partner

                                Wellington Global Holdings, Ltd.      Sr. Vice President

                                Wellington Global Administrator,      Vice President
                                Ltd.
----------------------------------------------------------------------------------------------------------------------------
Kevin J. Blake
  Partner
----------------------------------------------------------------------------------------------------------------------------
William Nicholas Booth
  Partner
----------------------------------------------------------------------------------------------------------------------------
Michael J. Boudens              Wellington Global Administrator,      Sr. Vice President
  Partner                       Ltd.

                                Wellington Hedge Management, Inc.     Sr. Vice President
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
NAME AND POSITION WITH                                                         POSITION WITH OTHER
INVESTMENT ADVISER                       OTHER COMPANY                         COMPANY
----------------------------------------------------------------------------------------------------------------------------
Paul Braverman                  Wellington Global Administrator,      Treasurer
  Partner                       Ltd.

                                Wellington Global Holdings, Ltd.      Treasurer

                                Wellington Hedge Management, Inc.     Treasurer

                                Wellington International Management   Director
                                Company Pte Ltd.

                                Wellington Management Global          Treasurer
                                Holdings, Ltd.

                                Wellington Management International   Director & Finance Officer
                                Ltd

                                Wellington Sales Corporation          President and Treasurer

                                Wellington Trust Company, NA          Vice President and Treasurer/Cashier
----------------------------------------------------------------------------------------------------------------------------
Robert A. Bruno
  Partner
----------------------------------------------------------------------------------------------------------------------------
Maryann Evelyn Carroll
  Partner
----------------------------------------------------------------------------------------------------------------------------
William R.H. Clark              Wellington International Management   Managing Director
  Partner                       Company Pte Ltd.
----------------------------------------------------------------------------------------------------------------------------
Pamela Dippel                   Wellington Trust Company, NA          Vice President
  Partner
----------------------------------------------------------------------------------------------------------------------------
Scott M. Elliott
  Partner
----------------------------------------------------------------------------------------------------------------------------
Robert Lloyd Evans
  Partner
----------------------------------------------------------------------------------------------------------------------------




                                      xxxvi

----------------------------------------------------------------------------------------------------------------------------
NAME AND POSITION WITH                                                         POSITION WITH OTHER
INVESTMENT ADVISER                       OTHER COMPANY                         COMPANY
----------------------------------------------------------------------------------------------------------------------------
Lisa de la Fuente Finkel        Wellington Global Administrator,      Sr. Vice President & Director
  Partner                       Ltd.

                                Wellington Global Holdings, Ltd.      Director

                                Wellington Hedge Management, Inc.     Sr. Vice President

                                Wellington Luxembourg S.C.A.          Supervisory Board

                                Wellington Management Global          Director
                                Holdings, Ltd.

                                Wellington Sales Corporation          Sr. Vice President & Director
----------------------------------------------------------------------------------------------------------------------------
Mark T. Flaherty                Wellington Trust Company, NA          Vice President
  Partner
----------------------------------------------------------------------------------------------------------------------------
Charles Townsend Freeman,
Partner
----------------------------------------------------------------------------------------------------------------------------
Laurie Allen Gabriel            Wellington Global Administrator,      Sr. Vice President
  Managing Partner              Ltd.

                                Wellington Hedge Management, Inc.     Sr. Vice President & Director

                                Wellington Trust Company, NA          Vice President
----------------------------------------------------------------------------------------------------------------------------
John Herrick Gooch              Wellington Global Administrator,      Director
  Partner                       Ltd.

                                Wellington Global Holdings, Ltd.      Director

                                Wellington Hedge Management, Inc.     President

                                Wellington Management Global          Director
                                Holdings, Ltd.

                                Wellington Management International   Director
                                Ltd

                                Wellington Trust Company, NA          Vice President & Director
----------------------------------------------------------------------------------------------------------------------------




                                      xxxvii

----------------------------------------------------------------------------------------------------------------------------
NAME AND POSITION WITH                                                         POSITION WITH OTHER
INVESTMENT ADVISER                       OTHER COMPANY                         COMPANY
----------------------------------------------------------------------------------------------------------------------------
Nicholas Peter Greville         Wellington Global Administrator,      Sr. Vice President
  Partner                       Ltd.

                                Wellington International Management   Director
                                Company Pte Ltd.

                                Wellington Management International   Director
                                Ltd
----------------------------------------------------------------------------------------------------------------------------
Paul J. Hamel                   Wellington Trust Company, NA          Vice President
  Partner
----------------------------------------------------------------------------------------------------------------------------
Lucius Tuttle Hill, III
  Partner
----------------------------------------------------------------------------------------------------------------------------
Jean M. Hynes                   Wellington Global Holdings, Ltd.      Sr. Vice President
  Partner
----------------------------------------------------------------------------------------------------------------------------
Paul David Kaplan               Wellington Global Administrator,      Director
  Partner                       Ltd.

                                Wellington Global Holdings, Ltd.      Director

                                Wellington Management Global          Director
                                Holdings, Ltd.
----------------------------------------------------------------------------------------------------------------------------
Lorraine A. Keady               Wellington Hedge Management, Inc.     Sr. Vice President
  Partner
                                Wellington Trust Company, NA          Vice President, Trust Officer
----------------------------------------------------------------------------------------------------------------------------
John Charles Keogh              Wellington Trust Company, NA          Vice President
  Partner
----------------------------------------------------------------------------------------------------------------------------
George Cabot Lodge, Jr.         Wellington Global Administrator,      Sr. Vice President
  Partner                       Ltd.

                                Wellington Hedge Management, Inc.     Sr. Vice President

                                Wellington Trust Company, NA          Vice President
----------------------------------------------------------------------------------------------------------------------------




                                      xxxviii

----------------------------------------------------------------------------------------------------------------------------
NAME AND POSITION WITH                                                         POSITION WITH OTHER
INVESTMENT ADVISER                       OTHER COMPANY                         COMPANY
----------------------------------------------------------------------------------------------------------------------------
Nancy Therese Lukitsh           Wellington Global Administrator,      Sr. Vice President
  Partner                       Ltd.

                                Wellington Hedge Management, Inc.     Sr. Vice President

                                Wellington Trust Company, NA          Vice President & Director
----------------------------------------------------------------------------------------------------------------------------
Mark Thomas Lynch               Wellington Global Holdings, Ltd.      Sr. Vice President
  Partner
----------------------------------------------------------------------------------------------------------------------------
Mark D. Mandel                  Wellington Global Holdings, Ltd.      Sr. Vice President
  Partner
----------------------------------------------------------------------------------------------------------------------------
Christine Smith Manfredi        Wellington Global Administrator,      Sr. Vice President
  Partner                       Ltd.

                                Wellington Global Holdings, Ltd.      Sr. Vice President

                                Wellington Hedge Management, Inc.     Sr. Vice President

                                Wellington Trust Company, NA          Vice President
----------------------------------------------------------------------------------------------------------------------------
Earl Edward McEvoy
  Partner
----------------------------------------------------------------------------------------------------------------------------
Duncan Mathieu McFarland        Wellington Global Administrator,      Director
  Managing Partner              Ltd.

                                Wellington Global Holdings, Ltd.      Director

                                Wellington Hedge Management, Inc.     Chairman & Director

                                Wellington International Management   Director
                                Company Pte Ltd.

                                Wellington Management Global          Director
                                Holdings, Ltd.

                                Wellington Management International   Director
                                Ltd

                                Wellington Trust Company, NA          Vice President & Director
----------------------------------------------------------------------------------------------------------------------------



                                      xxxix

----------------------------------------------------------------------------------------------------------------------------
NAME AND POSITION WITH                                                         POSITION WITH OTHER
INVESTMENT ADVISER                       OTHER COMPANY                         COMPANY
----------------------------------------------------------------------------------------------------------------------------
Paul Mulford Mecray III
  Partner
----------------------------------------------------------------------------------------------------------------------------
Matthew Edward Megargel
  Partner
----------------------------------------------------------------------------------------------------------------------------
James Nelson Mordy
  Partner
----------------------------------------------------------------------------------------------------------------------------
Diane Carol Nordin              Wellington Global Administrator,      Sr. Vice President
  Partner                       Ltd.

                                Wellington Hedge Management, Inc.     Sr. Vice President
----------------------------------------------------------------------------------------------------------------------------
Stephen T. O'Brien
  Partner
----------------------------------------------------------------------------------------------------------------------------
Andrew S. Offit
  Partner
----------------------------------------------------------------------------------------------------------------------------
Edward Paul Owens               Wellington Global Holdings, Ltd.      Sr. Vice President
  Partner
----------------------------------------------------------------------------------------------------------------------------
Saul Joseph Pannell             Wellington Global Holdings, Ltd.      Sr. Vice President
  Partner
----------------------------------------------------------------------------------------------------------------------------
Thomas Louis Pappas
  Partner
----------------------------------------------------------------------------------------------------------------------------
Jonathan Martin Payson          Wellington Global Administrator,      Chairman & Director
  Partner                       Ltd.

                                Wellington Global Holdings, Ltd.      Chairman & Director

                                Wellington Management Global          Chairman & Director
                                Holdings, Ltd.

                                Wellington Sales Corporation          Sr. Vice President

                                Wellington Trust Company, NA          President, Chairman of the Board,
                                                                      Director
----------------------------------------------------------------------------------------------------------------------------
Philip H. Perelmuter
  Partner
----------------------------------------------------------------------------------------------------------------------------
Robert Douglas Rands            Wellington Global Holdings, Ltd.      Sr. Vice President
  Partner
----------------------------------------------------------------------------------------------------------------------------




                                      xl

----------------------------------------------------------------------------------------------------------------------------
NAME AND POSITION WITH                                                         POSITION WITH OTHER
INVESTMENT ADVISER                       OTHER COMPANY                         COMPANY
----------------------------------------------------------------------------------------------------------------------------
Eugene Edward Record, Jr.       Wellington Trust Company, NA          Vice President
  Partner
----------------------------------------------------------------------------------------------------------------------------
James Albert Rullo
  Partner
----------------------------------------------------------------------------------------------------------------------------
John Robert Ryan                Wellington Hedge Management, Inc.     Director
  Managing Partner
----------------------------------------------------------------------------------------------------------------------------
Joseph Harold Schwartz
  Partner
----------------------------------------------------------------------------------------------------------------------------
James H. Shakin
  Partner
----------------------------------------------------------------------------------------------------------------------------
Theodore Shasta                 Wellington Global Holdings, Ltd.      Sr. Vice President
  Partner
----------------------------------------------------------------------------------------------------------------------------
Binkley Calhoun Shorts
  Partner
----------------------------------------------------------------------------------------------------------------------------
Scott E. Simpson                Wellington Global Holdings, Ltd.      Sr. Vice President
  Partner
----------------------------------------------------------------------------------------------------------------------------
Trond Skramstad
  Partner
----------------------------------------------------------------------------------------------------------------------------
Stephen Albert Soderberg
  Partner
----------------------------------------------------------------------------------------------------------------------------
Eric Stromquist                 Wellington Global Holdings, Ltd.      Sr. Vice President
  Partner
----------------------------------------------------------------------------------------------------------------------------
Brendan James Swords            Wellington Global Administrator,      President & Director
  Partner                       Ltd.

                                Wellington Global Holdings, Ltd.      President & Director

                                Wellington Hedge Management, Inc.     Sr. Vice President

                                Wellington Management Global          President & Director
                                Holdings, Ltd.
----------------------------------------------------------------------------------------------------------------------------
Harriett Tee Taggart
  Partner
----------------------------------------------------------------------------------------------------------------------------




                                     xli

----------------------------------------------------------------------------------------------------------------------------
NAME AND POSITION WITH                                                         POSITION WITH OTHER
INVESTMENT ADVISER                       OTHER COMPANY                         COMPANY
----------------------------------------------------------------------------------------------------------------------------
Perry Marques Traquina
  Partner
----------------------------------------------------------------------------------------------------------------------------
Gene Roger Tremblay
  Partner
----------------------------------------------------------------------------------------------------------------------------
Mary Ann Tynan                  Wellington Luxembourg S.C.A.          Supervisory Board
  Partner

                                Wellington Management International   Director & Compliance Officer
                                Ltd

                                Wellington Sales Corporation          Sr. Vice President, Clerk & Director

                                Wellington Trust Company, NA          Vice President & Trust Officer
----------------------------------------------------------------------------------------------------------------------------
Nilesh P. Undavia               Wellington Global Holdings, Ltd.      Sr. Vice President
  Partner
----------------------------------------------------------------------------------------------------------------------------
Clare Villari
  Partner
----------------------------------------------------------------------------------------------------------------------------
Ernst Hans von Metzsch          Wellington Global Administrator,      Sr. Vice President
  Partner                       Ltd.

                                Wellington Global Holdings, Ltd.      Sr. Vice President

                                Wellington Hedge Management, Inc.     Sr. Vice President
----------------------------------------------------------------------------------------------------------------------------




                                     xlii

----------------------------------------------------------------------------------------------------------------------------
NAME AND POSITION WITH                                                         POSITION WITH OTHER
INVESTMENT ADVISER                       OTHER COMPANY                         COMPANY
----------------------------------------------------------------------------------------------------------------------------
James Leland Walters            Wellington Global Administrator,      Deputy Chairman & Director
  Partner                       Ltd.

                                Wellington Global Holdings, Ltd.      Deputy Chairman & Director

                                Wellington International Management   Director
                                Company Pte Ltd.

                                Wellington Luxembourg S.C.A.          Supervisory Board

                                Wellington Management Global          Deputy Chairman, Sr. Vice President &
                                Holdings, Inc.                        Director

                                Wellington Sales Corporation          Sr. Vice President, Assistant Clerk &
                                                                      Director

                                Wellington Trust Company, NA          Trust Counsel & Director

----------------------------------------------------------------------------------------------------------------------------
Kim Williams
  Partner
----------------------------------------------------------------------------------------------------------------------------
Itsuki Yamashita                Wellington International Management   Sr. Managing Director
  Partner                       Company Pte Ltd.
----------------------------------------------------------------------------------------------------------------------------



                                     xliii

WESTERN ASSET MANAGEMENT COMPANY

Western Asset Management is a Sub-Adviser for the Commonfund Short Duration Fund, CIF Inflation-Indexed Bond Fund and Core Plus Bond Fund. Their principal business address is 117 E. Colorado Blvd., Pasadena, CA 91105. Western Asset Management is an investment adviser registered under the Advisers Act.


----------------------------------------------------------------------------------------------------------------------------
NAME AND POSITION WITH                                                         POSITION WITH OTHER
INVESTMENT ADVISER                       OTHER COMPANY                         COMPANY
----------------------------------------------------------------------------------------------------------------------------
Bruce Daniel Alberts                     Southbrook Corporation                Vice President-Finance (1993-1999).
Chief Financial Officer                  Beverly Hills, CA
----------------------------------------------------------------------------------------------------------------------------
Joseph Gibson Cooper                     Franklin/Templeton Distributors,      Assistant Portfolio Manager
Portfolio Manager                        Inc.                                  (1994-1998).
                                         San Mateo, CA
----------------------------------------------------------------------------------------------------------------------------
Carl L. Eichstaedt
Portfolio Manager
----------------------------------------------------------------------------------------------------------------------------
Keith J. Gardner
Portfolio Manager
----------------------------------------------------------------------------------------------------------------------------
Scott F. Grannis
Director & Economist
----------------------------------------------------------------------------------------------------------------------------
Ilene Schiowitz Harker
Director of Compliance and Controls
----------------------------------------------------------------------------------------------------------------------------
James W. Hirschmann III
Chief Executive Officer
----------------------------------------------------------------------------------------------------------------------------
Stephen K. Leech
Director & CIO
----------------------------------------------------------------------------------------------------------------------------
William C. Livingston
Director & CEO
----------------------------------------------------------------------------------------------------------------------------
Raymond A. Mason                         Legg Mason, Inc.                      Chairman, President & CEO
Non-Employee Director

                                         Legg Mason Wood Walker, Inc.          Chairman, President & CEO
----------------------------------------------------------------------------------------------------------------------------
Ronald D. Mass
Director of Analytics/Risk Management
----------------------------------------------------------------------------------------------------------------------------



                                     xliv

----------------------------------------------------------------------------------------------------------------------------
NAME AND POSITION WITH                                                         POSITION WITH OTHER
INVESTMENT ADVISER                       OTHER COMPANY                         COMPANY
----------------------------------------------------------------------------------------------------------------------------
Edward A. Moody
Director & Sr. Portfolio Manager
----------------------------------------------------------------------------------------------------------------------------
James V. Nelson
Director of  Research
----------------------------------------------------------------------------------------------------------------------------
Timothy Charles Scheve                   Legg Mason Wood Walker                Executive Vice President & Chief
Non-Employee Director                    Baltimore, MD                         Administrative Officer
----------------------------------------------------------------------------------------------------------------------------
Elisabeth Nurick Spector                 Legg Mason, Inc.                      Senior Vice President
Non-Employee Director

                                         Legg Mason Wood Walker, Inc.          Senior Vice President
----------------------------------------------------------------------------------------------------------------------------
Edward A. Taber III                      Legg Mason, Inc.                      Sr. Exec VP & Investment Management
Non-Employee  Director

                                         Legg Mason Wood Walker, Inc.          Director & Sr. Executive Vice
                                                                               President
----------------------------------------------------------------------------------------------------------------------------
Jeffrey D. Van Schaick
Director of Research
----------------------------------------------------------------------------------------------------------------------------
Stephen A. Walsh
Director of Portfolio Management
----------------------------------------------------------------------------------------------------------------------------



DUNCAN-HURST CAPITAL MANAGEMENT INC.

Duncan-Hurst is a Sub-Adviser for the CIF Growth Opportunities Fund. Their principal business address is 4634 Executive Drive, Suite 1520, San Diego, CA 92121. Duncan-Hurst is an investment adviser registered under the Advisers Act.


----------------------------------------------------------------------------------------------------------------------------
NAME AND POSITION WITH                                                         POSITION WITH OTHER
INVESTMENT ADVISER                       OTHER COMPANY                         COMPANY
----------------------------------------------------------------------------------------------------------------------------
William H. Duncan, Jr.
Chairman, Chief Executive Officer and
Chief Investment Officer
----------------------------------------------------------------------------------------------------------------------------
Frank P. Hurst
President
----------------------------------------------------------------------------------------------------------------------------
Michael DeMayo
Vice President, Legal and Finance
----------------------------------------------------------------------------------------------------------------------------
Rebecca LaFerney
Vice President, Client Services and
Operations
----------------------------------------------------------------------------------------------------------------------------
Robert S. Marren
Vice President, Portfolio Manager and
Director of Research
----------------------------------------------------------------------------------------------------------------------------


                                     xlv

GOLDMAN SACHS ASSET MANAGEMENT.

Goldman Sachs Asset Management is a Sub-Adviser for the CIF Growth Opportunities Fund. Their principal business address is 32 Old Slip, New York, NY 10005. Goldman Sachs Asset Management is an investment adviser registered under the Advisers Act.

[Information to be completed by amendment]

NEWBRIDGE PARTNERS, LLC

NewBridge Partners is a Sub-Adviser for the CIF Growth Opportunities Fund. Their principal business address is 535 Madison Avenue, 14th Floor, New York, NY 10022. NewBridge Partners is an investment adviser registered under the Advisers Act.


----------------------------------------------------------------------------------------------------------------------------
NAME AND POSITION WITH                                                         POSITION WITH OTHER
INVESTMENT ADVISER                       OTHER COMPANY                         COMPANY
----------------------------------------------------------------------------------------------------------------------------
Kathy Abramson
Chief Financial Officer
----------------------------------------------------------------------------------------------------------------------------
James Cowperthwait
Chairman, Chief Executive Officer
----------------------------------------------------------------------------------------------------------------------------
Scott Kefer
Managing Director
----------------------------------------------------------------------------------------------------------------------------
Erick Maronak
Managing Director
----------------------------------------------------------------------------------------------------------------------------
Richard Weyers
Chief Operating Officer
----------------------------------------------------------------------------------------------------------------------------


SHAKER INVESTMENTS, LLC

Shaker Investments, LLC is a Sub-Adviser for the CIF Growth Opportunities Fund. Their principal business address is One Chagrin Highlands, 2000 Auburn Drive, Suite 300, Cleveland, OH 44122. Shaker Investments, LLC is an investment adviser registered under the Advisers Act.

[Information to be completed by amendment]






TURNER INVESTMENT PARTNERS, INC.

Turner is a Sub-Adviser for the CIF Growth Opportunities Fund. Their principal business address is 1235 Westlakes Drive, Suite 350 Berwyn, PA 19312. Turner is an investment adviser registered under the Advisers Act.

[Information to be completed by amendment]

HARRIS ASSOCIATES LP


                                     xlvi

Harris Associates is a Sub-Adviser for the CIF Value Opportunities Fund. Their principal business address is 2 North LaSalle Street, Suite 500, Chicago, IL 60602. Harris Associates is an investment adviser registered under the Advisers Act.

----------------------------------------------------------------------------------------------------------------------------
NAME AND POSITION WITH                                                         POSITION WITH OTHER
INVESTMENT ADVISER                       OTHER COMPANY                         COMPANY
----------------------------------------------------------------------------------------------------------------------------
Robert M. Levy
Chairman, Chief Executive Officer and
President
----------------------------------------------------------------------------------------------------------------------------
Anita M. Nagler
Director, Managing Director of
Alternative and International
Investing Group
----------------------------------------------------------------------------------------------------------------------------
John R. Raitt
Director, Chief Operating Officer and
Director of Domestic Research
----------------------------------------------------------------------------------------------------------------------------
Kristi L. Rowsell
Director, Chief Financial Officer and
Treasurer
----------------------------------------------------------------------------------------------------------------------------
Floyd J. Bellman
Vice President
----------------------------------------------------------------------------------------------------------------------------
Janet L. Reali
Vice President, General Counsel and
Secretary
----------------------------------------------------------------------------------------------------------------------------
Roxanne M. Martino
Vice President of Alternative and
International Investing Group
----------------------------------------------------------------------------------------------------------------------------
Divid G. Herro
Vice President of Alternative and
International Investing Group
----------------------------------------------------------------------------------------------------------------------------
G. Neal Ryland                           CDC IXIS Asset Management North        Executive Vice President and Chief
Director                                 America, L.P.                          Financial Officer
----------------------------------------------------------------------------------------------------------------------------
Peter S. Voss                            CDC IXIS Asset Management North        President and Chief Executive Officer
Director                                 America, L.P.
----------------------------------------------------------------------------------------------------------------------------



NEWSOUTH CAPITAL MANAGEMENT, INC.

NewSouth is a Sub-Adviser for the CIF Value Opportunities Fund. Their principal business address is 1000 Ridgeway Loop Road, Suite 233, Memphis, TN 38120. NewSouth is an investment adviser registered under the Advisers Act.


----------------------------------------------------------------------------------------------------------------------------
NAME AND POSITION WITH                                                         POSITION WITH OTHER
INVESTMENT ADVISER                       OTHER COMPANY                         COMPANY
----------------------------------------------------------------------------------------------------------------------------
Paul Trowbridge Gillespie, Jr.
President
----------------------------------------------------------------------------------------------------------------------------
D. Stephen Morrow, CFA                   Morfab, Inc.                           Director
Chief Executive Officer, Executive
Vice President
----------------------------------------------------------------------------------------------------------------------------
Jeffrey O. Drinan, CFA
Vice President
----------------------------------------------------------------------------------------------------------------------------
Charles K. Slatery, CFA                  National Fire & Casualty               President/Director



                                     xlvii

----------------------------------------------------------------------------------------------------------------------------
Vice President

                                         Intermark, Inc.                        Director

                                         U.S. Agencies, Inc.                    Director

                                         Value Financial Services, Inc.         Director

                                         Independent Bank, Inc.                 Director

                                         WBL Corporation                        Director
----------------------------------------------------------------------------------------------------------------------------
Brooke A. Morrow, CFA                    Morgan Trust Company                   Director
Vice President

                                         Morfab, Inc.                           Director
----------------------------------------------------------------------------------------------------------------------------
Andrew L. MacQueen, CFA
Vice President
----------------------------------------------------------------------------------------------------------------------------
Patrick J. Danehy, CFA, CPA
Vice President
----------------------------------------------------------------------------------------------------------------------------
Michael S. Reeves
Vice President
----------------------------------------------------------------------------------------------------------------------------
Alexander D. McLean
Vice President
----------------------------------------------------------------------------------------------------------------------------
William V. Thompson
Vice President
----------------------------------------------------------------------------------------------------------------------------
Joseph W. McLeary
Outside Passive Shareholder
----------------------------------------------------------------------------------------------------------------------------
Clinton C. Thomas
Outside Passive Shareholder
----------------------------------------------------------------------------------------------------------------------------
Logan C.B. Young
Outside Passive Shareholder
----------------------------------------------------------------------------------------------------------------------------
Philip R. Zanone
Outside Passive Shareholder
----------------------------------------------------------------------------------------------------------------------------


SOUTHEASTERN ASSET MANAGEMENT INC.

Southeastern is a Sub-Adviser for the CIF Value Opportunities Fund. Their principal business address is 6410 Poplar Avenue, Suite 900, Memphis, TN 38119. Southeastern is an investment adviser registered under the Advisers Act.

[Information to be completed by amendment]

STEINBERG PRIEST CAPITAL MANAGEMENT, LLC

SPCM is a Sub-Adviser for the CIF Value Opportunities Fund. Their principal business address is 12 East 49th Street, Suite 1202, New York, NY 10017. SPCM is an investment adviser registered under the Advisers Act.


----------------------------------------------------------------------------------------------------------------------------
NAME AND POSITION WITH                                                         POSITION WITH OTHER
INVESTMENT ADVISER                       OTHER COMPANY                         COMPANY
----------------------------------------------------------------------------------------------------------------------------
Michael A. Steinberg
Managing Partner/Portfolio Manager
----------------------------------------------------------------------------------------------------------------------------
William W. Priest                          Credit Suisse Asset Management
Managing Partner/Portfolio Manager
----------------------------------------------------------------------------------------------------------------------------




                                     xlviii

----------------------------------------------------------------------------------------------------------------------------
NAME AND POSITION WITH                                                         POSITION WITH OTHER
INVESTMENT ADVISER                       OTHER COMPANY                         COMPANY
----------------------------------------------------------------------------------------------------------------------------
David Pearl                                ING Furman Selz Asset Management
Managing Director/Portfolio Manager
----------------------------------------------------------------------------------------------------------------------------
Orest Stelmach
Managing Director/Portfolio Manager
----------------------------------------------------------------------------------------------------------------------------
T. Patrick Mulvey
Managing Director/Client Development
----------------------------------------------------------------------------------------------------------------------------
Barry Sloane                               Citigroup
Managing Director/Client Development
----------------------------------------------------------------------------------------------------------------------------
Janet Navon
Director/Analyst
----------------------------------------------------------------------------------------------------------------------------
Joseph Donaldson                           First Manhattan Co.
Director/Analyst
----------------------------------------------------------------------------------------------------------------------------
Steven Feld
Director of Finance
----------------------------------------------------------------------------------------------------------------------------
Dennis Lovaglio                            Credit Suisse Asset Management
Director of Operations
----------------------------------------------------------------------------------------------------------------------------




Item 27.  Principal Underwriters

   Not applicable.

Item 28.  Location of Accounts and Records

   Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

   (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6);
(8); (12); and 31a-1(d), the required books and records will be maintained at the offices of Registrant's Adviser, Sub-Advisers and Custodian:

   Adviser:

      Commonfund Asset Management Company
      15 Old Danbury Rd.
      P.O. Box 812
      Wilton, CT, 06897-0812

   Sub-Advisers:

      Advanced Investment Technology, Inc.
      311 Park Place Boulevard, Suite 250
      Clearwater, FL 33759

      Artisan Partners
      1000 N. Water Street
      Suite 1770




                                     xlix

      Milwaukee, WI 53202

      BlackRock Advisors, Inc.
      345 Park Avenue
      29th floor
      New York, NY 10154-0004

      Capital Guardian Trust Company
      630 Fifth Avenue, 36th Floor
      New York, NY 10111

      Capital Works Investment Partners
      401 West A Street, Suite 1770
      San Diego, CA 92101

      Constitution Research & Management, LLC
      One Financial Center, 23rd Floor
      Boston, MA 02111

      Duncan-Hurst Capital Management, Inc.
      4365 Executive Drive, Suite 1520
      San Diego, CA 92121

      Goldman, Sachs & Co.
      32 Old Slip
      New York, NY 10005

      Grantham, May, Van Otterloo & Co., LLC
      40 Rowes Wharf
      Boston, MA 02110

      Harris Associates LP
      Two North LaSalle Street, Suite 500
      Chicago, IL 60602

      High Rock Capital LLC
      28 State Street
      Boston, MA 02109

      Iridian Asset Management LLC
      276 Post Road West
      Westport, CT 06880

      John A. Levin & Co., Inc.
      One Rockefeller Plaza, 25th Floor
      New York, NY 10020

      Marsico Capital Management LLC




                                    l

      1200 Seventeenth Street, Suite 1300
      Denver, CO 80202

      Martingale Asset Management, L.P.
      222 Berkley Street
      Boston, MA 02116

      Metropolitan West Asset Management
      11766 Wilshire Blvd.
      Los Angeles, CA 90025

      NewBridge Partners, LLC
      535 Madison Avenue, 14th Floor
      New York, NY 10022

      NewSouth Capital Management, Inc.
      1000 Ridgeway Loop Road, Suite 233
      Memphis, TN 38120

      NorthPointe Capital, LLC
      201 West Big Beaver Road
      Columbia Center One, 10th Floor, Suite 1000
      Troy, MI 48084

      Seix Investment Advisors
      300 Tice Boulevard
      Woodcliff Lake, NJ 07675

      Shaker Investments
      One Chagrin Highlands
      200 Auburn Drive, Suite 300
      Cleveland, OH 44122

      Shapiro Capital Management Company, Inc.
      One Buckhead Plaza, Suite 650
      3060 Peachtree Rd, NW
      Atlanta, GA 30305

      Skyline Asset Management, L.P.
      311 South Whacker Dr., Suite 4500
      Chicago, IL 60606

      Southeastern Asset Management Inc.
      6410 Poplar Avenue, Suite 900
      Memphis, TN 38119

      State Street Global Advisors, Inc.
      One International Place
      Boston, MA 02110



                                    li

      Steinberg Priest Capital Management, LLC
      12 East 49th Street
      New York, NY 10017

      TT International Investment Management
      Martin House
      5 Martin Lane
      London, EC4R ODP
      England

      Turner Investment Partners, Inc.
      1235 Westlakes Drive, Suite 350
      Berwyn, PA 19312

      Veredus Asset Management, LLC
      6060 Dutchmans Lane, Suite 320
      Louisville, KY 40205

      Wellington Management Company, LLP
      75 State Street
      Boston, MA 02109

      Western Asset Management Company
      117 E. Colorado Blvd.
      Pasadena, CA, 91105

      Western Asset Management Company Limited
      155 Bishopsgate
      London EC2M 3XG

   Custodian:

      Investors Bank & Trust Company
      200 Clarendon Street
      Boston, Massachusetts, 02116

Item 29.  Management Services

   Not applicable

Item 30.  Undertakings

   Not applicable


                                     lii

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirement for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and that it has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wilton, State of Connecticut on this 28th day of August, 2002.

                         Commonfund Institutional Funds

                          By: /s/ Robert L. Bovinette
                              --------------------------
                                  Robert L. Bovinette
                                  President and Director

           Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacity on the dates indicated.



By: /s/ Robert L. Bovinette               President and Director              August 28, 2002
    -----------------------------
    Robert L. Bovinette

By:            *                          Director                            August 28, 2002
    -----------------------------
    John B. Carroll

By:            *                          Director                            August 28, 2002
    -----------------------------
    Louis M. Moelchert, Jr.

By:            *                          Director                            August 28, 2002
    -----------------------------
    David M. Lascell

By:            *                          Director                            August 28, 2002
    -----------------------------
    Jerald L. Stevens

By: Marita K. Wein                        Vice President and Treasurer        August 28, 2002
    -----------------------------
    Marita K. Wein

*By: /s/ Robert L. Bovinette
    -----------------------------
    Robert L. Bovinette, Attorney-in-Fact
    pursuant to Powers of Attorney


                                     liii

                                 EXHIBIT INDEX


(d)(4) Investment Sub-Advisory Agreement between the Registrant and Western Asset Management Company, with respect to the CIF Inflation-Indexed Bond Fund

(i)                Opinion and Consent of Counsel
(j)                Consent of Independent Auditors
(p)(14)            Code of Ethics for Marsico Capital Management LLC
(p)(20)            Code of Ethics for Skyline Asset Management, L.P.